Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000117664
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Class A
Trading Symbol	CCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$139	1.14%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Commodity Strategy Fund Class A (including sales charges) ($20,243)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$9,423	$10,000	$10,000
06/16	$9,843	$9,939	$10,413
07/16	$9,336	$10,368	$9,881
08/16	$9,178	$10,403	$9,707
09/16	$9,423	$10,466	$10,011
10/16	$9,388	$10,289	$9,962
11/16	$9,528	$10,367	$10,095
12/16	$9,668	$10,591	$10,277
01/17	$9,685	$10,880	$10,291
02/17	$9,668	$11,186	$10,312
03/17	$9,441	$11,323	$10,038
04/17	$9,231	$11,499	$9,886
05/17	$9,161	$11,753	$9,755
06/17	$9,126	$11,806	$9,736
07/17	$9,388	$12,136	$9,957
08/17	$9,371	$12,183	$9,997
09/17	$9,388	$12,418	$9,982
10/17	$9,563	$12,676	$10,196
11/17	$9,528	$12,921	$10,149
12/17	$9,808	$13,130	$10,452
01/18	$10,017	$13,870	$10,659
02/18	$9,843	$13,288	$10,475
03/18	$9,738	$13,004	$10,410
04/18	$9,965	$13,128	$10,679
05/18	$10,070	$13,144	$10,830
06/18	$9,685	$13,073	$10,452
07/18	$9,476	$13,467	$10,228
08/18	$9,266	$13,573	$10,047
09/18	$9,406	$13,632	$10,240
10/18	$9,126	$12,610	$10,019
11/18	$9,056	$12,795	$9,963
12/18	$8,398	$11,894	$9,276
01/19	$8,830	$12,833	$9,782
02/19	$8,913	$13,176	$9,881
03/19	$8,871	$13,342	$9,863
04/19	$8,830	$13,792	$9,821
05/19	$8,583	$12,974	$9,491
06/19	$8,810	$13,824	$9,746
07/19	$8,727	$13,864	$9,680
08/19	$8,522	$13,535	$9,456
09/19	$8,645	$13,820	$9,567
10/19	$8,830	$14,198	$9,760
11/19	$8,583	$14,545	$9,510
12/19	$9,009	$15,057	$9,990
01/20	$8,345	$14,891	$9,255
02/20	$7,909	$13,688	$8,788
03/20	$7,037	$11,840	$7,663
04/20	$7,017	$13,108	$7,545
05/20	$7,266	$13,679	$7,872
06/20	$7,432	$14,116	$8,052
07/20	$7,909	$14,862	$8,512
08/20	$8,366	$15,772	$9,087
09/20	$8,127	$15,263	$8,783
10/20	$8,158	$14,892	$8,906
11/20	$8,444	$16,728	$9,219
12/20	$8,879	$17,505	$9,678
01/21	$9,108	$17,425	$9,932
02/21	$9,732	$17,829	$10,575
03/21	$9,550	$18,305	$10,348
04/21	$10,376	$19,105	$11,205
05/21	$10,750	$19,402	$11,511
06/21	$11,015	$19,658	$11,724
07/21	$11,254	$19,794	$11,940
08/21	$11,254	$20,289	$11,904
09/21	$11,893	$19,451	$12,497
10/21	$12,189	$20,444	$12,820
11/21	$11,285	$19,951	$11,882
12/21	$11,708	$20,750	$12,301
01/22	$12,655	$19,730	$13,381
02/22	$13,370	$19,221	$14,215
03/22	$14,715	$19,637	$15,444
04/22	$15,445	$18,065	$16,084
05/22	$15,828	$18,087	$16,329
06/22	$13,977	$16,562	$14,569
07/22	$14,541	$17,718	$15,190
08/22	$14,671	$17,066	$15,204
09/22	$13,313	$15,432	$13,971
10/22	$13,631	$16,364	$14,249
11/22	$14,230	$17,633	$14,639
12/22	$13,873	$16,939	$14,281
01/23	$13,902	$18,153	$14,211
02/23	$13,236	$17,633	$13,543
03/23	$13,208	$18,177	$13,515
04/23	$13,034	$18,438	$13,414
05/23	$12,253	$18,240	$12,658
06/23	$12,774	$19,299	$13,169
07/23	$13,699	$20,006	$13,993
08/23	$13,598	$19,447	$13,886
09/23	$13,425	$18,643	$13,789
10/23	$13,439	$18,082	$13,826
11/23	$13,251	$19,751	$13,515
12/23	$12,860	$20,700	$13,151
01/24	$12,920	$20,821	$13,203
02/24	$12,784	$21,715	$13,009
03/24	$13,418	$22,396	$13,439
04/24	$13,780	$21,658	$13,801
05/24	$13,931	$22,537	$14,043
06/24	$13,720	$23,039	$13,827
07/24	$13,222	$23,411	$13,269
08/24	$13,192	$24,005	$13,276
09/24	$13,795	$24,563	$13,921
10/24	$13,584	$24,011	$13,663
11/24	$13,629	$24,910	$13,719
12/24	$13,742	$24,320	$13,859
01/25	$14,285	$25,136	$14,407
02/25	$14,351	$24,985	$14,519
03/25	$14,910	$23,998	$15,089
04/25	$14,071	$24,222	$14,364
05/25	$14,071	$25,614	$14,281
06/25	$14,450	$26,764	$14,625
07/25	$14,417	$27,127	$14,558
08/25	$14,812	$27,797	$14,839
09/25	$15,108	$28,804	$15,158
10/25	$15,470	$29,448	$15,597
11/25	$15,816	$29,445	$16,096
12/25	$15,822	$29,752	$16,044
01/26	$17,499	$30,634	$17,707
02/26	$17,685	$31,028	$17,902
03/26	$19,599	$28,800	$19,962
04/26	$20,565	$31,730	$20,801
05/26	$20,243	$33,367	$20,060

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	43.86	13.49	7.95
Class A (including sales charges)	35.62	12.16	7.31
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 503,345,034
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 2,722,784
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Holdings [Text Block]

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Material Fund Change Strategies [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts.
Material Fund Change Risks Change [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000117667
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	CCSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$109	0.89%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Commodity Strategy Fund Institutional Class ($22,034)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$10,000	$10,000	$10,000
06/16	$10,441	$9,939	$10,413
07/16	$9,908	$10,368	$9,881
08/16	$9,743	$10,403	$9,707
09/16	$10,018	$10,466	$10,011
10/16	$9,963	$10,289	$9,962
11/16	$10,110	$10,367	$10,095
12/16	$10,257	$10,591	$10,277
01/17	$10,276	$10,880	$10,291
02/17	$10,276	$11,186	$10,312
03/17	$10,037	$11,323	$10,038
04/17	$9,816	$11,499	$9,886
05/17	$9,724	$11,753	$9,755
06/17	$9,706	$11,806	$9,736
07/17	$9,982	$12,136	$9,957
08/17	$9,982	$12,183	$9,997
09/17	$9,982	$12,418	$9,982
10/17	$10,184	$12,676	$10,196
11/17	$10,147	$12,921	$10,149
12/17	$10,433	$13,130	$10,452
01/18	$10,654	$13,870	$10,659
02/18	$10,470	$13,288	$10,475
03/18	$10,378	$13,004	$10,410
04/18	$10,617	$13,128	$10,679
05/18	$10,727	$13,144	$10,830
06/18	$10,323	$13,073	$10,452
07/18	$10,102	$13,467	$10,228
08/18	$9,881	$13,573	$10,047
09/18	$10,047	$13,632	$10,240
10/18	$9,734	$12,610	$10,019
11/18	$9,679	$12,795	$9,963
12/18	$8,976	$11,894	$9,276
01/19	$9,431	$12,833	$9,782
02/19	$9,518	$13,176	$9,881
03/19	$9,475	$13,342	$9,863
04/19	$9,431	$13,792	$9,821
05/19	$9,171	$12,974	$9,491
06/19	$9,410	$13,824	$9,746
07/19	$9,345	$13,864	$9,680
08/19	$9,128	$13,535	$9,456
09/19	$9,236	$13,820	$9,567
10/19	$9,431	$14,198	$9,760
11/19	$9,193	$14,545	$9,510
12/19	$9,645	$15,057	$9,990
01/20	$8,944	$14,891	$9,255
02/20	$8,483	$13,688	$8,788
03/20	$7,541	$11,840	$7,663
04/20	$7,519	$13,108	$7,545
05/20	$7,782	$13,679	$7,872
06/20	$7,979	$14,116	$8,052
07/20	$8,461	$14,862	$8,512
08/20	$8,965	$15,772	$9,087
09/20	$8,719	$15,263	$8,783
10/20	$8,752	$14,892	$8,906
11/20	$9,059	$16,728	$9,219
12/20	$9,532	$17,505	$9,678
01/21	$9,779	$17,425	$9,932
02/21	$10,454	$17,829	$10,575
03/21	$10,262	$18,305	$10,348
04/21	$11,151	$19,105	$11,205
05/21	$11,552	$19,402	$11,511
06/21	$11,837	$19,658	$11,724
07/21	$12,095	$19,794	$11,940
08/21	$12,100	$20,289	$11,904
09/21	$12,786	$19,451	$12,497
10/21	$13,110	$20,444	$12,820
11/21	$12,139	$19,951	$11,882
12/21	$12,603	$20,750	$12,301
01/22	$13,620	$19,730	$13,381
02/22	$14,394	$19,221	$14,215
03/22	$15,843	$19,637	$15,444
04/22	$16,640	$18,065	$16,084
05/22	$17,050	$18,087	$16,329
06/22	$15,062	$16,562	$14,569
07/22	$15,669	$17,718	$15,190
08/22	$15,813	$17,066	$15,204
09/22	$14,349	$15,432	$13,971
10/22	$14,698	$16,364	$14,249
11/22	$15,350	$17,633	$14,639
12/22	$14,966	$16,939	$14,281
01/23	$14,996	$18,153	$14,211
02/23	$14,282	$17,633	$13,543
03/23	$14,252	$18,177	$13,515
04/23	$14,074	$18,438	$13,414
05/23	$13,226	$18,240	$12,658
06/23	$13,791	$19,299	$13,169
07/23	$14,788	$20,006	$13,993
08/23	$14,698	$19,447	$13,886
09/23	$14,520	$18,643	$13,789
10/23	$14,535	$18,082	$13,826
11/23	$14,327	$19,751	$13,515
12/23	$13,918	$20,700	$13,151
01/24	$13,981	$20,821	$13,203
02/24	$13,841	$21,715	$13,009
03/24	$14,524	$22,396	$13,439
04/24	$14,913	$21,658	$13,801
05/24	$15,084	$22,537	$14,043
06/24	$14,851	$23,039	$13,827
07/24	$14,322	$23,411	$13,269
08/24	$14,291	$24,005	$13,276
09/24	$14,944	$24,563	$13,921
10/24	$14,726	$24,011	$13,663
11/24	$14,773	$24,910	$13,719
12/24	$14,912	$24,320	$13,859
01/25	$15,503	$25,136	$14,407
02/25	$15,588	$24,985	$14,519
03/25	$16,180	$23,998	$15,089
04/25	$15,284	$24,222	$14,364
05/25	$15,284	$25,614	$14,281
06/25	$15,689	$26,764	$14,625
07/25	$15,672	$27,127	$14,558
08/25	$16,095	$27,797	$14,839
09/25	$16,416	$28,804	$15,158
10/25	$16,822	$29,448	$15,597
11/25	$17,194	$29,445	$16,096
12/25	$17,209	$29,752	$16,044
01/26	$19,038	$30,634	$17,707
02/26	$19,230	$31,028	$17,902
03/26	$21,320	$28,800	$19,962
04/26	$22,383	$31,730	$20,801
05/26	$22,034	$33,367	$20,060

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	44.17	13.79	8.22
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 503,345,034
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 2,722,784
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Holdings [Text Block]

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Material Fund Change Strategies [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts.
Material Fund Change Risks Change [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000138343
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 2 Class
Trading Symbol	CADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Commodity Strategy Fund Institutional 2 Class ($22,259)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$10,000	$10,000	$10,000
06/16	$10,455	$9,939	$10,413
07/16	$9,909	$10,368	$9,881
08/16	$9,745	$10,403	$9,707
09/16	$10,018	$10,466	$10,011
10/16	$9,982	$10,289	$9,962
11/16	$10,128	$10,367	$10,095
12/16	$10,273	$10,591	$10,277
01/17	$10,291	$10,880	$10,291
02/17	$10,291	$11,186	$10,312
03/17	$10,055	$11,323	$10,038
04/17	$9,818	$11,499	$9,886
05/17	$9,745	$11,753	$9,755
06/17	$9,727	$11,806	$9,736
07/17	$10,000	$12,136	$9,957
08/17	$10,000	$12,183	$9,997
09/17	$10,000	$12,418	$9,982
10/17	$10,200	$12,676	$10,196
11/17	$10,164	$12,921	$10,149
12/17	$10,451	$13,130	$10,452
01/18	$10,688	$13,870	$10,659
02/18	$10,506	$13,288	$10,475
03/18	$10,396	$13,004	$10,410
04/18	$10,652	$13,128	$10,679
05/18	$10,761	$13,144	$10,830
06/18	$10,360	$13,073	$10,452
07/18	$10,141	$13,467	$10,228
08/18	$9,904	$13,573	$10,047
09/18	$10,068	$13,632	$10,240
10/18	$9,758	$12,610	$10,019
11/18	$9,685	$12,795	$9,963
12/18	$8,993	$11,894	$9,276
01/19	$9,465	$12,833	$9,782
02/19	$9,551	$13,176	$9,881
03/19	$9,508	$13,342	$9,863
04/19	$9,465	$13,792	$9,821
05/19	$9,186	$12,974	$9,491
06/19	$9,444	$13,824	$9,746
07/19	$9,379	$13,864	$9,680
08/19	$9,165	$13,535	$9,456
09/19	$9,272	$13,820	$9,567
10/19	$9,465	$14,198	$9,760
11/19	$9,229	$14,545	$9,510
12/19	$9,684	$15,057	$9,990
01/20	$8,968	$14,891	$9,255
02/20	$8,512	$13,688	$8,788
03/20	$7,578	$11,840	$7,663
04/20	$7,556	$13,108	$7,545
05/20	$7,817	$13,679	$7,872
06/20	$8,012	$14,116	$8,052
07/20	$8,512	$14,862	$8,512
08/20	$9,011	$15,772	$9,087
09/20	$8,751	$15,263	$8,783
10/20	$8,789	$14,892	$8,906
11/20	$9,093	$16,728	$9,219
12/20	$9,568	$17,505	$9,678
01/21	$9,818	$17,425	$9,932
02/21	$10,498	$17,829	$10,575
03/21	$10,302	$18,305	$10,348
04/21	$11,199	$19,105	$11,205
05/21	$11,601	$19,402	$11,511
06/21	$11,889	$19,658	$11,724
07/21	$12,150	$19,794	$11,940
08/21	$12,161	$20,289	$11,904
09/21	$12,852	$19,451	$12,497
10/21	$13,178	$20,444	$12,820
11/21	$12,199	$19,951	$11,882
12/21	$12,665	$20,750	$12,301
01/22	$13,690	$19,730	$13,381
02/22	$14,468	$19,221	$14,215
03/22	$15,927	$19,637	$15,444
04/22	$16,727	$18,065	$16,084
05/22	$17,146	$18,087	$16,329
06/22	$15,149	$16,562	$14,569
07/22	$15,755	$17,718	$15,190
08/22	$15,904	$17,066	$15,204
09/22	$14,431	$15,432	$13,971
10/22	$14,782	$16,364	$14,249
11/22	$15,440	$17,633	$14,639
12/22	$15,062	$16,939	$14,281
01/23	$15,077	$18,153	$14,211
02/23	$14,370	$17,633	$13,543
03/23	$14,342	$18,177	$13,515
04/23	$14,169	$18,438	$13,414
05/23	$13,318	$18,240	$12,658
06/23	$13,880	$19,299	$13,169
07/23	$14,889	$20,006	$13,993
08/23	$14,788	$19,447	$13,886
09/23	$14,616	$18,643	$13,789
10/23	$14,630	$18,082	$13,826
11/23	$14,414	$19,751	$13,515
12/23	$14,017	$20,700	$13,151
01/24	$14,077	$20,821	$13,203
02/24	$13,941	$21,715	$13,009
03/24	$14,618	$22,396	$13,439
04/24	$15,024	$21,658	$13,801
05/24	$15,190	$22,537	$14,043
06/24	$14,964	$23,039	$13,827
07/24	$14,423	$23,411	$13,269
08/24	$14,393	$24,005	$13,276
09/24	$15,054	$24,563	$13,921
10/24	$14,829	$24,011	$13,663
11/24	$14,889	$24,910	$13,719
12/24	$15,023	$24,320	$13,859
01/25	$15,611	$25,136	$14,407
02/25	$15,692	$24,985	$14,519
03/25	$16,297	$23,998	$15,089
04/25	$15,398	$24,222	$14,364
05/25	$15,398	$25,614	$14,281
06/25	$15,823	$26,764	$14,625
07/25	$15,790	$27,127	$14,558
08/25	$16,231	$27,797	$14,839
09/25	$16,558	$28,804	$15,158
10/25	$16,966	$29,448	$15,597
11/25	$17,342	$29,445	$16,096
12/25	$17,363	$29,752	$16,044
01/26	$19,214	$30,634	$17,707
02/26	$19,416	$31,028	$17,902
03/26	$21,519	$28,800	$19,962
04/26	$22,596	$31,730	$20,801
05/26	$22,259	$33,367	$20,060

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	44.55	13.92	8.33
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 503,345,034
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 2,722,784
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Holdings [Text Block]

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Material Fund Change Strategies [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts.
Material Fund Change Risks Change [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000149225
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 3 Class
Trading Symbol	CCFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$84	0.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Commodity Strategy Fund Institutional 3 Class ($22,467)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$10,000	$10,000	$10,000
06/16	$10,455	$9,939	$10,413
07/16	$9,909	$10,368	$9,881
08/16	$9,745	$10,403	$9,707
09/16	$10,018	$10,466	$10,011
10/16	$9,982	$10,289	$9,962
11/16	$10,127	$10,367	$10,095
12/16	$10,273	$10,591	$10,277
01/17	$10,291	$10,880	$10,291
02/17	$10,291	$11,186	$10,312
03/17	$10,055	$11,323	$10,038
04/17	$9,818	$11,499	$9,886
05/17	$9,745	$11,753	$9,755
06/17	$9,727	$11,806	$9,736
07/17	$10,000	$12,136	$9,957
08/17	$10,000	$12,183	$9,997
09/17	$10,000	$12,418	$9,982
10/17	$10,200	$12,676	$10,196
11/17	$10,182	$12,921	$10,149
12/17	$10,472	$13,130	$10,452
01/18	$10,690	$13,870	$10,659
02/18	$10,508	$13,288	$10,475
03/18	$10,417	$13,004	$10,410
04/18	$10,654	$13,128	$10,679
05/18	$10,763	$13,144	$10,830
06/18	$10,381	$13,073	$10,452
07/18	$10,144	$13,467	$10,228
08/18	$9,926	$13,573	$10,047
09/18	$10,089	$13,632	$10,240
10/18	$9,780	$12,610	$10,019
11/18	$9,707	$12,795	$9,963
12/18	$9,006	$11,894	$9,276
01/19	$9,477	$12,833	$9,782
02/19	$9,563	$13,176	$9,881
03/19	$9,542	$13,342	$9,863
04/19	$9,499	$13,792	$9,821
05/19	$9,220	$12,974	$9,491
06/19	$9,456	$13,824	$9,746
07/19	$9,392	$13,864	$9,680
08/19	$9,177	$13,535	$9,456
09/19	$9,306	$13,820	$9,567
10/19	$9,499	$14,198	$9,760
11/19	$9,263	$14,545	$9,510
12/19	$9,725	$15,057	$9,990
01/20	$9,009	$14,891	$9,255
02/20	$8,531	$13,688	$8,788
03/20	$7,620	$11,840	$7,663
04/20	$7,598	$13,108	$7,545
05/20	$7,858	$13,679	$7,872
06/20	$8,054	$14,116	$8,052
07/20	$8,553	$14,862	$8,512
08/20	$9,052	$15,772	$9,087
09/20	$8,803	$15,263	$8,783
10/20	$8,841	$14,892	$8,906
11/20	$9,150	$16,728	$9,219
12/20	$9,631	$17,505	$9,678
01/21	$9,881	$17,425	$9,932
02/21	$10,561	$17,829	$10,575
03/21	$10,370	$18,305	$10,348
04/21	$11,273	$19,105	$11,205
05/21	$11,675	$19,402	$11,511
06/21	$11,968	$19,658	$11,724
07/21	$12,229	$19,794	$11,940
08/21	$12,240	$20,289	$11,904
09/21	$12,936	$19,451	$12,497
10/21	$13,262	$20,444	$12,820
11/21	$12,289	$19,951	$11,882
12/21	$12,751	$20,750	$12,301
01/22	$13,788	$19,730	$13,381
02/22	$14,571	$19,221	$14,215
03/22	$16,048	$19,637	$15,444
04/22	$16,847	$18,065	$16,084
05/22	$17,272	$18,087	$16,329
06/22	$15,258	$16,562	$14,569
07/22	$15,877	$17,718	$15,190
08/22	$16,019	$17,066	$15,204
09/22	$14,541	$15,432	$13,971
10/22	$14,899	$16,364	$14,249
11/22	$15,556	$17,633	$14,639
12/22	$15,172	$16,939	$14,281
01/23	$15,201	$18,153	$14,211
02/23	$14,488	$17,633	$13,543
03/23	$14,459	$18,177	$13,515
04/23	$14,274	$18,438	$13,414
05/23	$13,418	$18,240	$12,658
06/23	$13,989	$19,299	$13,169
07/23	$15,015	$20,006	$13,993
08/23	$14,915	$19,447	$13,886
09/23	$14,730	$18,643	$13,789
10/23	$14,744	$18,082	$13,826
11/23	$14,545	$19,751	$13,515
12/23	$14,132	$20,700	$13,151
01/24	$14,206	$20,821	$13,203
02/24	$14,057	$21,715	$13,009
03/24	$14,741	$22,396	$13,439
04/24	$15,158	$21,658	$13,801
05/24	$15,322	$22,537	$14,043
06/24	$15,098	$23,039	$13,827
07/24	$14,548	$23,411	$13,269
08/24	$14,533	$24,005	$13,276
09/24	$15,188	$24,563	$13,921
10/24	$14,965	$24,011	$13,663
11/24	$15,024	$24,910	$13,719
12/24	$15,164	$24,320	$13,859
01/25	$15,761	$25,136	$14,407
02/25	$15,841	$24,985	$14,519
03/25	$16,454	$23,998	$15,089
04/25	$15,535	$24,222	$14,364
05/25	$15,535	$25,614	$14,281
06/25	$15,971	$26,764	$14,625
07/25	$15,938	$27,127	$14,558
08/25	$16,390	$27,797	$14,839
09/25	$16,713	$28,804	$15,158
10/25	$17,116	$29,448	$15,597
11/25	$17,503	$29,445	$16,096
12/25	$17,515	$29,752	$16,044
01/26	$19,392	$30,634	$17,707
02/26	$19,592	$31,028	$17,902
03/26	$21,736	$28,800	$19,962
04/26	$22,816	$31,730	$20,801
05/26	$22,467	$33,367	$20,060

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	44.62	13.99	8.43
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 503,345,034
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 2,722,784
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Holdings [Text Block]

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Material Fund Change Strategies [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts.
Material Fund Change Risks Change [Text Block]	On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000097512
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class A
Trading Symbol	INUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Opportunity Fund Class A (including sales charges) ($26,182)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$9,428	$10,000	$10,000
06/16	$9,739	$10,023	$10,086
07/16	$9,893	$10,404	$10,379
08/16	$9,759	$10,418	$10,459
09/16	$9,746	$10,427	$10,438
10/16	$9,590	$10,223	$10,276
11/16	$9,705	$10,626	$10,863
12/16	$10,010	$10,826	$11,134
01/17	$10,104	$11,044	$11,214
02/17	$10,441	$11,471	$11,617
03/17	$10,426	$11,478	$11,498
04/17	$10,404	$11,600	$11,477
05/17	$10,532	$11,748	$11,466
06/17	$10,516	$11,830	$11,653
07/17	$10,570	$12,064	$11,808
08/17	$10,484	$12,102	$11,670
09/17	$10,844	$12,359	$12,016
10/17	$10,855	$12,643	$12,103
11/17	$11,222	$13,028	$12,474
12/17	$11,441	$13,174	$12,656
01/18	$11,830	$13,897	$13,145
02/18	$11,346	$13,387	$12,518
03/18	$11,192	$13,083	$12,297
04/18	$11,311	$13,127	$12,338
05/18	$11,370	$13,462	$12,411
06/18	$11,370	$13,549	$12,442
07/18	$11,754	$14,017	$12,934
08/18	$11,886	$14,500	$13,125
09/18	$12,005	$14,555	$13,152
10/18	$11,473	$13,525	$12,471
11/18	$11,848	$13,800	$12,843
12/18	$10,831	$12,543	$11,610
01/19	$11,613	$13,595	$12,513
02/19	$12,037	$14,055	$12,913
03/19	$12,179	$14,300	$12,995
04/19	$12,513	$14,877	$13,456
05/19	$11,765	$13,929	$12,591
06/19	$12,484	$14,907	$13,495
07/19	$12,538	$15,138	$13,607
08/19	$12,255	$14,861	$13,206
09/19	$12,691	$15,119	$13,678
10/19	$12,732	$15,439	$13,869
11/19	$12,949	$16,023	$14,298
12/19	$13,361	$16,485	$14,691
01/20	$12,987	$16,503	$14,375
02/20	$11,790	$15,155	$12,983
03/20	$10,327	$13,152	$10,764
04/20	$11,371	$14,890	$11,974
05/20	$11,659	$15,675	$12,385
06/20	$11,586	$16,022	$12,302
07/20	$11,938	$16,960	$12,789
08/20	$12,304	$18,205	$13,317
09/20	$11,921	$17,540	$12,990
10/20	$11,651	$17,117	$12,820
11/20	$12,982	$19,132	$14,544
12/20	$13,471	$19,941	$15,102
01/21	$13,318	$19,777	$14,963
02/21	$13,985	$20,350	$15,868
03/21	$14,917	$21,120	$16,801
04/21	$15,352	$22,257	$17,473
05/21	$15,723	$22,363	$17,881
06/21	$15,668	$22,923	$17,676
07/21	$15,708	$23,399	$17,818
08/21	$15,974	$24,077	$18,171
09/21	$15,505	$22,971	$17,539
10/21	$16,280	$24,565	$18,429
11/21	$15,828	$24,235	$17,780
12/21	$16,989	$25,217	$18,901
01/22	$16,998	$23,795	$18,461
02/22	$16,775	$23,142	$18,247
03/22	$17,265	$23,923	$18,762
04/22	$16,584	$21,790	$17,704
05/22	$17,144	$21,757	$18,048
06/22	$15,844	$19,935	$16,471
07/22	$16,525	$21,792	$17,563
08/22	$16,051	$20,955	$17,040
09/22	$14,754	$19,016	$15,546
10/22	$16,294	$20,541	$17,140
11/22	$17,298	$21,653	$18,211
12/22	$16,697	$20,394	$17,477
01/23	$17,219	$21,761	$18,382
02/23	$16,630	$21,243	$17,734
03/23	$16,422	$21,915	$17,652
04/23	$16,649	$22,187	$17,918
05/23	$15,823	$22,290	$17,227
06/23	$16,686	$23,795	$18,372
07/23	$17,271	$24,614	$19,018
08/23	$16,794	$24,183	$18,504
09/23	$16,201	$23,046	$17,790
10/23	$15,583	$22,489	$17,162
11/23	$16,574	$24,590	$18,457
12/23	$17,506	$25,804	$19,480
01/24	$17,570	$26,164	$19,500
02/24	$17,969	$27,576	$20,219
03/24	$18,985	$28,461	$21,230
04/24	$18,313	$27,249	$20,323
05/24	$18,865	$28,533	$20,968
06/24	$18,723	$29,477	$20,770
07/24	$19,582	$29,906	$21,832
08/24	$20,199	$30,615	$22,418
09/24	$20,495	$31,269	$22,729
10/24	$20,429	$31,051	$22,479
11/24	$21,309	$33,050	$23,914
12/24	$20,168	$32,129	$22,279
01/25	$20,899	$33,151	$23,310
02/25	$21,459	$32,571	$23,405
03/25	$20,839	$30,686	$22,755
04/25	$19,978	$30,504	$22,061
05/25	$20,638	$32,451	$22,836
06/25	$21,386	$34,094	$23,616
07/25	$21,364	$34,852	$23,752
08/25	$22,248	$35,586	$24,509
09/25	$22,686	$36,819	$24,875
10/25	$22,483	$37,614	$24,985
11/25	$23,202	$37,706	$25,648
12/25	$23,313	$37,708	$25,822
01/26	$24,675	$38,227	$27,001
02/26	$25,466	$38,022	$27,701
03/26	$24,519	$36,131	$26,365
04/26	$25,590	$39,783	$28,515
05/26	$26,182	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	26.86	10.74	10.75
Class A (including sales charges)	19.55	9.43	10.10
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,451,571,562
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,127,233
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Material Fund Change [Text Block]
C000097514
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class C
Trading Symbol	ACUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$198	1.75%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Opportunity Fund Class C (including sales charges) ($25,758)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,317	$10,023	$10,086
07/16	$10,484	$10,404	$10,379
08/16	$10,328	$10,418	$10,459
09/16	$10,317	$10,427	$10,438
10/16	$10,137	$10,223	$10,276
11/16	$10,250	$10,626	$10,863
12/16	$10,570	$10,826	$11,134
01/17	$10,660	$11,044	$11,214
02/17	$11,012	$11,471	$11,617
03/17	$10,986	$11,478	$11,498
04/17	$10,963	$11,600	$11,477
05/17	$11,088	$11,748	$11,466
06/17	$11,062	$11,830	$11,653
07/17	$11,108	$12,064	$11,808
08/17	$11,016	$12,102	$11,670
09/17	$11,381	$12,359	$12,016
10/17	$11,393	$12,643	$12,103
11/17	$11,763	$13,028	$12,474
12/17	$11,998	$13,174	$12,656
01/18	$12,389	$13,897	$13,145
02/18	$11,871	$13,387	$12,518
03/18	$11,708	$13,083	$12,297
04/18	$11,823	$13,127	$12,338
05/18	$11,874	$13,462	$12,411
06/18	$11,876	$13,549	$12,442
07/18	$12,260	$14,017	$12,934
08/18	$12,388	$14,500	$13,125
09/18	$12,505	$14,555	$13,152
10/18	$11,951	$13,525	$12,471
11/18	$12,325	$13,800	$12,843
12/18	$11,256	$12,543	$11,610
01/19	$12,061	$13,595	$12,513
02/19	$12,499	$14,055	$12,913
03/19	$12,641	$14,300	$12,995
04/19	$12,982	$14,877	$13,456
05/19	$12,187	$13,929	$12,591
06/19	$12,927	$14,907	$13,495
07/19	$12,984	$15,138	$13,607
08/19	$12,684	$14,861	$13,206
09/19	$13,121	$15,119	$13,678
10/19	$13,150	$15,439	$13,869
11/19	$13,380	$16,023	$14,298
12/19	$13,790	$16,485	$14,691
01/20	$13,393	$16,503	$14,375
02/20	$12,140	$15,155	$12,983
03/20	$10,638	$13,152	$10,764
04/20	$11,711	$14,890	$11,974
05/20	$11,983	$15,675	$12,385
06/20	$11,900	$16,022	$12,302
07/20	$12,271	$16,960	$12,789
08/20	$12,627	$18,205	$13,317
09/20	$12,238	$17,540	$12,990
10/20	$11,950	$17,117	$12,820
11/20	$13,308	$19,132	$14,544
12/20	$13,803	$19,941	$15,102
01/21	$13,637	$19,777	$14,963
02/21	$14,315	$20,350	$15,868
03/21	$15,257	$21,120	$16,801
04/21	$15,693	$22,257	$17,473
05/21	$16,063	$22,363	$17,881
06/21	$15,995	$22,923	$17,676
07/21	$16,024	$23,399	$17,818
08/21	$16,282	$24,077	$18,171
09/21	$15,795	$22,971	$17,539
10/21	$16,575	$24,565	$18,429
11/21	$16,110	$24,235	$17,780
12/21	$17,275	$25,217	$18,901
01/22	$17,275	$23,795	$18,461
02/22	$17,037	$23,142	$18,247
03/22	$17,522	$23,923	$18,762
04/22	$16,823	$21,790	$17,704
05/22	$17,381	$21,757	$18,048
06/22	$16,051	$19,935	$16,471
07/22	$16,735	$21,792	$17,563
08/22	$16,245	$20,955	$17,040
09/22	$14,919	$19,016	$15,546
10/22	$16,464	$20,541	$17,140
11/22	$17,469	$21,653	$18,211
12/22	$16,853	$20,394	$17,477
01/23	$17,368	$21,761	$18,382
02/23	$16,763	$21,243	$17,734
03/23	$16,548	$21,915	$17,652
04/23	$16,759	$22,187	$17,918
05/23	$15,919	$22,290	$17,227
06/23	$16,775	$23,795	$18,372
07/23	$17,353	$24,614	$19,018
08/23	$16,867	$24,183	$18,504
09/23	$16,258	$23,046	$17,790
10/23	$15,632	$22,489	$17,162
11/23	$16,614	$24,590	$18,457
12/23	$17,539	$25,804	$19,480
01/24	$17,590	$26,164	$19,500
02/24	$17,978	$27,576	$20,219
03/24	$18,985	$28,461	$21,230
04/24	$18,300	$27,249	$20,323
05/24	$18,839	$28,533	$20,968
06/24	$18,688	$29,477	$20,770
07/24	$19,534	$29,906	$21,832
08/24	$20,134	$30,615	$22,418
09/24	$20,418	$31,269	$22,729
10/24	$20,339	$31,051	$22,479
11/24	$21,199	$33,050	$23,914
12/24	$20,050	$32,129	$22,279
01/25	$20,766	$33,151	$23,310
02/25	$21,309	$32,571	$23,405
03/25	$20,681	$30,686	$22,755
04/25	$19,811	$30,504	$22,061
05/25	$20,452	$32,451	$22,836
06/25	$21,188	$34,094	$23,616
07/25	$21,149	$34,852	$23,752
08/25	$22,007	$35,586	$24,509
09/25	$22,431	$36,819	$24,875
10/25	$22,211	$37,614	$24,985
11/25	$22,910	$37,706	$25,648
12/25	$23,002	$37,708	$25,822
01/26	$24,334	$38,227	$27,001
02/26	$25,099	$38,022	$27,701
03/26	$24,150	$36,131	$26,365
04/26	$25,194	$39,783	$28,515
05/26	$25,758	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	25.94	9.90	9.92
Class C (including sales charges)	24.94	9.90	9.92
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,451,571,562
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,127,233
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Material Fund Change [Text Block]
C000097520
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional Class
Trading Symbol	CDOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Opportunity Fund Institutional Class ($28,462)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,323	$10,023	$10,086
07/16	$10,498	$10,404	$10,379
08/16	$10,345	$10,418	$10,459
09/16	$10,349	$10,427	$10,438
10/16	$10,184	$10,223	$10,276
11/16	$10,305	$10,626	$10,863
12/16	$10,634	$10,826	$11,134
01/17	$10,734	$11,044	$11,214
02/17	$11,090	$11,471	$11,617
03/17	$11,081	$11,478	$11,498
04/17	$11,058	$11,600	$11,477
05/17	$11,193	$11,748	$11,466
06/17	$11,183	$11,830	$11,653
07/17	$11,240	$12,064	$11,808
08/17	$11,149	$12,102	$11,670
09/17	$11,538	$12,359	$12,016
10/17	$11,549	$12,643	$12,103
11/17	$11,939	$13,028	$12,474
12/17	$12,177	$13,174	$12,656
01/18	$12,590	$13,897	$13,145
02/18	$12,077	$13,387	$12,518
03/18	$11,921	$13,083	$12,297
04/18	$12,060	$13,127	$12,338
05/18	$12,110	$13,462	$12,411
06/18	$12,118	$13,549	$12,442
07/18	$12,525	$14,017	$12,934
08/18	$12,678	$14,500	$13,125
09/18	$12,799	$14,555	$13,152
10/18	$12,234	$13,525	$12,471
11/18	$12,632	$13,800	$12,843
12/18	$11,560	$12,543	$11,610
01/19	$12,390	$13,595	$12,513
02/19	$12,841	$14,055	$12,913
03/19	$12,999	$14,300	$12,995
04/19	$13,354	$14,877	$13,456
05/19	$12,559	$13,929	$12,591
06/19	$13,346	$14,907	$13,495
07/19	$13,403	$15,138	$13,607
08/19	$13,102	$14,861	$13,206
09/19	$13,574	$15,119	$13,678
10/19	$13,618	$15,439	$13,869
11/19	$13,848	$16,023	$14,298
12/19	$14,296	$16,485	$14,691
01/20	$13,898	$16,503	$14,375
02/20	$12,609	$15,155	$12,983
03/20	$11,045	$13,152	$10,764
04/20	$12,174	$14,890	$11,974
05/20	$12,480	$15,675	$12,385
06/20	$12,409	$16,022	$12,302
07/20	$12,800	$16,960	$12,789
08/20	$13,175	$18,205	$13,317
09/20	$12,779	$17,540	$12,990
10/20	$12,487	$17,117	$12,820
11/20	$13,918	$19,132	$14,544
12/20	$14,448	$19,941	$15,102
01/21	$14,285	$19,777	$14,963
02/21	$15,004	$20,350	$15,868
03/21	$16,008	$21,120	$16,801
04/21	$16,480	$22,257	$17,473
05/21	$16,880	$22,363	$17,881
06/21	$16,828	$22,923	$17,676
07/21	$16,871	$23,399	$17,818
08/21	$17,159	$24,077	$18,171
09/21	$16,660	$22,971	$17,539
10/21	$17,498	$24,565	$18,429
11/21	$17,015	$24,235	$17,780
12/21	$18,266	$25,217	$18,901
01/22	$18,280	$23,795	$18,461
02/22	$18,043	$23,142	$18,247
03/22	$18,572	$23,923	$18,762
04/22	$17,845	$21,790	$17,704
05/22	$18,453	$21,757	$18,048
06/22	$17,055	$19,935	$16,471
07/22	$17,793	$21,792	$17,563
08/22	$17,287	$20,955	$17,040
09/22	$15,890	$19,016	$15,546
10/22	$17,558	$20,541	$17,140
11/22	$18,638	$21,653	$18,211
12/22	$18,000	$20,394	$17,477
01/23	$18,565	$21,761	$18,382
02/23	$17,933	$21,243	$17,734
03/23	$17,713	$21,915	$17,652
04/23	$17,956	$22,187	$17,918
05/23	$17,071	$22,290	$17,227
06/23	$18,007	$23,795	$18,372
07/23	$18,644	$24,614	$19,018
08/23	$18,132	$24,183	$18,504
09/23	$17,493	$23,046	$17,790
10/23	$16,830	$22,489	$17,162
11/23	$17,908	$24,590	$18,457
12/23	$18,919	$25,804	$19,480
01/24	$18,988	$26,164	$19,500
02/24	$19,421	$27,576	$20,219
03/24	$20,529	$28,461	$21,230
04/24	$19,802	$27,249	$20,323
05/24	$20,405	$28,533	$20,968
06/24	$20,261	$29,477	$20,770
07/24	$21,194	$29,906	$21,832
08/24	$21,867	$30,615	$22,418
09/24	$22,189	$31,269	$22,729
10/24	$22,123	$31,051	$22,479
11/24	$23,080	$33,050	$23,914
12/24	$21,845	$32,129	$22,279
01/25	$22,643	$33,151	$23,310
02/25	$23,256	$32,571	$23,405
03/25	$22,592	$30,686	$22,755
04/25	$21,660	$30,504	$22,061
05/25	$22,376	$32,451	$22,836
06/25	$23,201	$34,094	$23,616
07/25	$23,177	$34,852	$23,752
08/25	$24,140	$35,586	$24,509
09/25	$24,620	$36,819	$24,875
10/25	$24,402	$37,614	$24,985
11/25	$25,188	$37,706	$25,648
12/25	$25,317	$37,708	$25,822
01/26	$26,802	$38,227	$27,001
02/26	$27,667	$38,022	$27,701
03/26	$26,639	$36,131	$26,365
04/26	$27,812	$39,783	$28,515
05/26	$28,462	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	27.20	11.01	11.03
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,451,571,562
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,127,233
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Material Fund Change [Text Block]
C000097518
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 2 Class
Trading Symbol	RSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Opportunity Fund Institutional 2 Class ($28,587)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,325	$10,023	$10,086
07/16	$10,499	$10,404	$10,379
08/16	$10,347	$10,418	$10,459
09/16	$10,342	$10,427	$10,438
10/16	$10,188	$10,223	$10,276
11/16	$10,298	$10,626	$10,863
12/16	$10,639	$10,826	$11,134
01/17	$10,739	$11,044	$11,214
02/17	$11,095	$11,471	$11,617
03/17	$11,087	$11,478	$11,498
04/17	$11,065	$11,600	$11,477
05/17	$11,199	$11,748	$11,466
06/17	$11,191	$11,830	$11,653
07/17	$11,248	$12,064	$11,808
08/17	$11,157	$12,102	$11,670
09/17	$11,536	$12,359	$12,016
10/17	$11,559	$12,643	$12,103
11/17	$11,947	$13,028	$12,474
12/17	$12,187	$13,174	$12,656
01/18	$12,600	$13,897	$13,145
02/18	$12,087	$13,387	$12,518
03/18	$11,920	$13,083	$12,297
04/18	$12,059	$13,127	$12,338
05/18	$12,122	$13,462	$12,411
06/18	$12,131	$13,549	$12,442
07/18	$12,538	$14,017	$12,934
08/18	$12,690	$14,500	$13,125
09/18	$12,814	$14,555	$13,152
10/18	$12,249	$13,525	$12,471
11/18	$12,660	$13,800	$12,843
12/18	$11,577	$12,543	$11,610
01/19	$12,407	$13,595	$12,513
02/19	$12,857	$14,055	$12,913
03/19	$13,017	$14,300	$12,995
04/19	$13,385	$14,877	$13,456
05/19	$12,591	$13,929	$12,591
06/19	$13,364	$14,907	$13,495
07/19	$13,422	$15,138	$13,607
08/19	$13,121	$14,861	$13,206
09/19	$13,594	$15,119	$13,678
10/19	$13,637	$15,439	$13,869
11/19	$13,883	$16,023	$14,298
12/19	$14,317	$16,485	$14,691
01/20	$13,935	$16,503	$14,375
02/20	$12,631	$15,155	$12,983
03/20	$11,070	$13,152	$10,764
04/20	$12,198	$14,890	$11,974
05/20	$12,504	$15,675	$12,385
06/20	$12,435	$16,022	$12,302
07/20	$12,825	$16,960	$12,789
08/20	$13,200	$18,205	$13,317
09/20	$12,806	$17,540	$12,990
10/20	$12,519	$17,117	$12,820
11/20	$13,953	$19,132	$14,544
12/20	$14,485	$19,941	$15,102
01/21	$14,321	$19,777	$14,963
02/21	$15,045	$20,350	$15,868
03/21	$16,051	$21,120	$16,801
04/21	$16,522	$22,257	$17,473
05/21	$16,927	$22,363	$17,881
06/21	$16,873	$22,923	$17,676
07/21	$16,919	$23,399	$17,818
08/21	$17,208	$24,077	$18,171
09/21	$16,707	$22,971	$17,539
10/21	$17,549	$24,565	$18,429
11/21	$17,066	$24,235	$17,780
12/21	$18,320	$25,217	$18,901
01/22	$18,334	$23,795	$18,461
02/22	$18,096	$23,142	$18,247
03/22	$18,628	$23,923	$18,762
04/22	$17,900	$21,790	$17,704
05/22	$18,508	$21,757	$18,048
06/22	$17,108	$19,935	$16,471
07/22	$17,851	$21,792	$17,563
08/22	$17,345	$20,955	$17,040
09/22	$15,945	$19,016	$15,546
10/22	$17,614	$20,541	$17,140
11/22	$18,703	$21,653	$18,211
12/22	$18,063	$20,394	$17,477
01/23	$18,633	$21,761	$18,382
02/23	$17,996	$21,243	$17,734
03/23	$17,777	$21,915	$17,652
04/23	$18,020	$22,187	$17,918
05/23	$17,130	$22,290	$17,227
06/23	$18,074	$23,795	$18,372
07/23	$18,711	$24,614	$19,018
08/23	$18,199	$24,183	$18,504
09/23	$17,561	$23,046	$17,790
10/23	$16,892	$22,489	$17,162
11/23	$17,976	$24,590	$18,457
12/23	$18,988	$25,804	$19,480
01/24	$19,063	$26,164	$19,500
02/24	$19,497	$27,576	$20,219
03/24	$20,606	$28,461	$21,230
04/24	$19,884	$27,249	$20,323
05/24	$20,488	$28,533	$20,968
06/24	$20,339	$29,477	$20,770
07/24	$21,279	$29,906	$21,832
08/24	$21,952	$30,615	$22,418
09/24	$22,280	$31,269	$22,729
10/24	$22,215	$31,051	$22,479
11/24	$23,172	$33,050	$23,914
12/24	$21,939	$32,129	$22,279
01/25	$22,737	$33,151	$23,310
02/25	$23,350	$32,571	$23,405
03/25	$22,683	$30,686	$22,755
04/25	$21,750	$30,504	$22,061
05/25	$22,473	$32,451	$22,836
06/25	$23,299	$34,094	$23,616
07/25	$23,276	$34,852	$23,752
08/25	$24,245	$35,586	$24,509
09/25	$24,733	$36,819	$24,875
10/25	$24,514	$37,614	$24,985
11/25	$25,301	$37,706	$25,648
12/25	$25,426	$37,708	$25,822
01/26	$26,924	$38,227	$27,001
02/26	$27,789	$38,022	$27,701
03/26	$26,763	$36,131	$26,365
04/26	$27,943	$39,783	$28,515
05/26	$28,587	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	27.21	11.05	11.08
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,451,571,562
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,127,233
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Material Fund Change [Text Block]
C000121137
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 3 Class
Trading Symbol	CDOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Opportunity Fund Institutional 3 Class ($28,724)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,322	$10,023	$10,086
07/16	$10,494	$10,404	$10,379
08/16	$10,355	$10,418	$10,459
09/16	$10,351	$10,427	$10,438
10/16	$10,188	$10,223	$10,276
11/16	$10,308	$10,626	$10,863
12/16	$10,635	$10,826	$11,134
01/17	$10,745	$11,044	$11,214
02/17	$11,097	$11,471	$11,617
03/17	$11,090	$11,478	$11,498
04/17	$11,068	$11,600	$11,477
05/17	$11,201	$11,748	$11,466
06/17	$11,195	$11,830	$11,653
07/17	$11,251	$12,064	$11,808
08/17	$11,161	$12,102	$11,670
09/17	$11,548	$12,359	$12,016
10/17	$11,570	$12,643	$12,103
11/17	$11,966	$13,028	$12,474
12/17	$12,205	$13,174	$12,656
01/18	$12,612	$13,897	$13,145
02/18	$12,094	$13,387	$12,518
03/18	$11,943	$13,083	$12,297
04/18	$12,079	$13,127	$12,338
05/18	$12,142	$13,462	$12,411
06/18	$12,140	$13,549	$12,442
07/18	$12,554	$14,017	$12,934
08/18	$12,705	$14,500	$13,125
09/18	$12,840	$14,555	$13,152
10/18	$12,271	$13,525	$12,471
11/18	$12,676	$13,800	$12,843
12/18	$11,583	$12,543	$11,610
01/19	$12,429	$13,595	$12,513
02/19	$12,886	$14,055	$12,913
03/19	$13,045	$14,300	$12,995
04/19	$13,395	$14,877	$13,456
05/19	$12,612	$13,929	$12,591
06/19	$13,376	$14,907	$13,495
07/19	$13,446	$15,138	$13,607
08/19	$13,150	$14,861	$13,206
09/19	$13,618	$15,119	$13,678
10/19	$13,661	$15,439	$13,869
11/19	$13,902	$16,023	$14,298
12/19	$14,346	$16,485	$14,691
01/20	$13,955	$16,503	$14,375
02/20	$12,655	$15,155	$12,983
03/20	$11,088	$13,152	$10,764
04/20	$12,231	$14,890	$11,974
05/20	$12,532	$15,675	$12,385
06/20	$12,450	$16,022	$12,302
07/20	$12,850	$16,960	$12,789
08/20	$13,235	$18,205	$13,317
09/20	$12,837	$17,540	$12,990
10/20	$12,546	$17,117	$12,820
11/20	$13,982	$19,132	$14,544
12/20	$14,518	$19,941	$15,102
01/21	$14,353	$19,777	$14,963
02/21	$15,078	$20,350	$15,868
03/21	$16,085	$21,120	$16,801
04/21	$16,562	$22,257	$17,473
05/21	$16,964	$22,363	$17,881
06/21	$16,913	$22,923	$17,676
07/21	$16,959	$23,399	$17,818
08/21	$17,251	$24,077	$18,171
09/21	$16,747	$22,971	$17,539
10/21	$17,592	$24,565	$18,429
11/21	$17,113	$24,235	$17,780
12/21	$18,365	$25,217	$18,901
01/22	$18,384	$23,795	$18,461
02/22	$18,146	$23,142	$18,247
03/22	$18,679	$23,923	$18,762
04/22	$17,950	$21,790	$17,704
05/22	$18,562	$21,757	$18,048
06/22	$17,156	$19,935	$16,471
07/22	$17,904	$21,792	$17,563
08/22	$17,397	$20,955	$17,040
09/22	$15,991	$19,016	$15,546
10/22	$17,668	$20,541	$17,140
11/22	$18,762	$21,653	$18,211
12/22	$18,115	$20,394	$17,477
01/23	$18,689	$21,761	$18,382
02/23	$18,050	$21,243	$17,734
03/23	$17,832	$21,915	$17,652
04/23	$18,081	$22,187	$17,918
05/23	$17,187	$22,290	$17,227
06/23	$18,130	$23,795	$18,372
07/23	$18,775	$24,614	$19,018
08/23	$18,263	$24,183	$18,504
09/23	$17,618	$23,046	$17,790
10/23	$16,953	$22,489	$17,162
11/23	$18,041	$24,590	$18,457
12/23	$19,057	$25,804	$19,480
01/24	$19,131	$26,164	$19,500
02/24	$19,566	$27,576	$20,219
03/24	$20,682	$28,461	$21,230
04/24	$19,954	$27,249	$20,323
05/24	$20,561	$28,533	$20,968
06/24	$20,418	$29,477	$20,770
07/24	$21,360	$29,906	$21,832
08/24	$22,036	$30,615	$22,418
09/24	$22,366	$31,269	$22,729
10/24	$22,302	$31,051	$22,479
11/24	$23,266	$33,050	$23,914
12/24	$22,023	$32,129	$22,279
01/25	$22,833	$33,151	$23,310
02/25	$23,450	$32,571	$23,405
03/25	$22,781	$30,686	$22,755
04/25	$21,840	$30,504	$22,061
05/25	$22,570	$32,451	$22,836
06/25	$23,399	$34,094	$23,616
07/25	$23,376	$34,852	$23,752
08/25	$24,348	$35,586	$24,509
09/25	$24,840	$36,819	$24,875
10/25	$24,620	$37,614	$24,985
11/25	$25,413	$37,706	$25,648
12/25	$25,544	$37,708	$25,822
01/26	$27,046	$38,227	$27,001
02/26	$27,916	$38,022	$27,701
03/26	$26,885	$36,131	$26,365
04/26	$28,076	$39,783	$28,515
05/26	$28,724	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	27.26	11.11	11.13
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,451,571,562
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,127,233
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Material Fund Change [Text Block]
C000097516
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class R
Trading Symbol	RSOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$142	1.25%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Opportunity Fund Class R ($27,062)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,312	$10,023	$10,086
07/16	$10,487	$10,404	$10,379
08/16	$10,334	$10,418	$10,459
09/16	$10,325	$10,427	$10,438
10/16	$10,160	$10,223	$10,276
11/16	$10,270	$10,626	$10,863
12/16	$10,598	$10,826	$11,134
01/17	$10,698	$11,044	$11,214
02/17	$11,043	$11,471	$11,617
03/17	$11,031	$11,478	$11,498
04/17	$11,009	$11,600	$11,477
05/17	$11,132	$11,748	$11,466
06/17	$11,120	$11,830	$11,653
07/17	$11,177	$12,064	$11,808
08/17	$11,075	$12,102	$11,670
09/17	$11,449	$12,359	$12,016
10/17	$11,472	$12,643	$12,103
11/17	$11,849	$13,028	$12,474
12/17	$12,083	$13,174	$12,656
01/18	$12,482	$13,897	$13,145
02/18	$11,971	$13,387	$12,518
03/18	$11,800	$13,083	$12,297
04/18	$11,939	$13,127	$12,338
05/18	$11,989	$13,462	$12,411
06/18	$11,994	$13,549	$12,442
07/18	$12,386	$14,017	$12,934
08/18	$12,525	$14,500	$13,125
09/18	$12,656	$14,555	$13,152
10/18	$12,083	$13,525	$12,471
11/18	$12,478	$13,800	$12,843
12/18	$11,397	$12,543	$11,610
01/19	$12,221	$13,595	$12,513
02/19	$12,668	$14,055	$12,913
03/19	$12,809	$14,300	$12,995
04/19	$13,161	$14,877	$13,456
05/19	$12,373	$13,929	$12,591
06/19	$13,136	$14,907	$13,495
07/19	$13,179	$15,138	$13,607
08/19	$12,881	$14,861	$13,206
09/19	$13,346	$15,119	$13,678
10/19	$13,374	$15,439	$13,869
11/19	$13,617	$16,023	$14,298
12/19	$14,042	$16,485	$14,691
01/20	$13,649	$16,503	$14,375
02/20	$12,375	$15,155	$12,983
03/20	$10,843	$13,152	$10,764
04/20	$11,940	$14,890	$11,974
05/20	$12,226	$15,675	$12,385
06/20	$12,142	$16,022	$12,302
07/20	$12,527	$16,960	$12,789
08/20	$12,896	$18,205	$13,317
09/20	$12,502	$17,540	$12,990
10/20	$12,211	$17,117	$12,820
11/20	$13,606	$19,132	$14,544
12/20	$14,114	$19,941	$15,102
01/21	$13,950	$19,777	$14,963
02/21	$14,649	$20,350	$15,868
03/21	$15,621	$21,120	$16,801
04/21	$16,076	$22,257	$17,473
05/21	$16,457	$22,363	$17,881
06/21	$16,397	$22,923	$17,676
07/21	$16,435	$23,399	$17,818
08/21	$16,709	$24,077	$18,171
09/21	$16,215	$22,971	$17,539
10/21	$17,023	$24,565	$18,429
11/21	$16,550	$24,235	$17,780
12/21	$17,757	$25,217	$18,901
01/22	$17,762	$23,795	$18,461
02/22	$17,525	$23,142	$18,247
03/22	$18,030	$23,923	$18,762
04/22	$17,319	$21,790	$17,704
05/22	$17,899	$21,757	$18,048
06/22	$16,539	$19,935	$16,471
07/22	$17,250	$21,792	$17,563
08/22	$16,750	$20,955	$17,040
09/22	$15,390	$19,016	$15,546
10/22	$16,997	$20,541	$17,140
11/22	$18,036	$21,653	$18,211
12/22	$17,412	$20,394	$17,477
01/23	$17,952	$21,761	$18,382
02/23	$17,332	$21,243	$17,734
03/23	$17,115	$21,915	$17,652
04/23	$17,341	$22,187	$17,918
05/23	$16,480	$22,290	$17,227
06/23	$17,374	$23,795	$18,372
07/23	$17,978	$24,614	$19,018
08/23	$17,481	$24,183	$18,504
09/23	$16,858	$23,046	$17,790
10/23	$16,215	$22,489	$17,162
11/23	$17,241	$24,590	$18,457
12/23	$18,210	$25,804	$19,480
01/24	$18,267	$26,164	$19,500
02/24	$18,676	$27,576	$20,219
03/24	$19,732	$28,461	$21,230
04/24	$19,028	$27,249	$20,323
05/24	$19,602	$28,533	$20,968
06/24	$19,453	$29,477	$20,770
07/24	$20,340	$29,906	$21,832
08/24	$20,975	$30,615	$22,418
09/24	$21,276	$31,269	$22,729
10/24	$21,202	$31,051	$22,479
11/24	$22,110	$33,050	$23,914
12/24	$20,922	$32,129	$22,279
01/25	$21,676	$33,151	$23,310
02/25	$22,251	$32,571	$23,405
03/25	$21,605	$30,686	$22,755
04/25	$20,707	$30,504	$22,061
05/25	$21,386	$32,451	$22,836
06/25	$22,160	$34,094	$23,616
07/25	$22,131	$34,852	$23,752
08/25	$23,042	$35,586	$24,509
09/25	$23,492	$36,819	$24,875
10/25	$23,276	$37,614	$24,985
11/25	$24,016	$37,706	$25,648
12/25	$24,121	$37,708	$25,822
01/26	$25,531	$38,227	$27,001
02/26	$26,338	$38,022	$27,701
03/26	$25,353	$36,131	$26,365
04/26	$26,462	$39,783	$28,515
05/26	$27,062	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	26.54	10.46	10.47
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,451,571,562
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,127,233
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Material Fund Change [Text Block]
C000255608
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class S
Trading Symbol	CDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Opportunity Fund Class S ($27,882)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,329	$10,023	$10,086
07/16	$10,493	$10,404	$10,379
08/16	$10,351	$10,418	$10,459
09/16	$10,338	$10,427	$10,438
10/16	$10,172	$10,223	$10,276
11/16	$10,294	$10,626	$10,863
12/16	$10,617	$10,826	$11,134
01/17	$10,717	$11,044	$11,214
02/17	$11,075	$11,471	$11,617
03/17	$11,058	$11,478	$11,498
04/17	$11,036	$11,600	$11,477
05/17	$11,171	$11,748	$11,466
06/17	$11,154	$11,830	$11,653
07/17	$11,211	$12,064	$11,808
08/17	$11,120	$12,102	$11,670
09/17	$11,502	$12,359	$12,016
10/17	$11,514	$12,643	$12,103
11/17	$11,903	$13,028	$12,474
12/17	$12,135	$13,174	$12,656
01/18	$12,548	$13,897	$13,145
02/18	$12,035	$13,387	$12,518
03/18	$11,871	$13,083	$12,297
04/18	$11,997	$13,127	$12,338
05/18	$12,060	$13,462	$12,411
06/18	$12,060	$13,549	$12,442
07/18	$12,467	$14,017	$12,934
08/18	$12,607	$14,500	$13,125
09/18	$12,734	$14,555	$13,152
10/18	$12,169	$13,525	$12,471
11/18	$12,567	$13,800	$12,843
12/18	$11,488	$12,543	$11,610
01/19	$12,318	$13,595	$12,513
02/19	$12,768	$14,055	$12,913
03/19	$12,918	$14,300	$12,995
04/19	$13,272	$14,877	$13,456
05/19	$12,479	$13,929	$12,591
06/19	$13,241	$14,907	$13,495
07/19	$13,298	$15,138	$13,607
08/19	$12,999	$14,861	$13,206
09/19	$13,461	$15,119	$13,678
10/19	$13,504	$15,439	$13,869
11/19	$13,734	$16,023	$14,298
12/19	$14,172	$16,485	$14,691
01/20	$13,775	$16,503	$14,375
02/20	$12,506	$15,155	$12,983
03/20	$10,953	$13,152	$10,764
04/20	$12,061	$14,890	$11,974
05/20	$12,366	$15,675	$12,385
06/20	$12,289	$16,022	$12,302
07/20	$12,662	$16,960	$12,789
08/20	$13,051	$18,205	$13,317
09/20	$12,645	$17,540	$12,990
10/20	$12,358	$17,117	$12,820
11/20	$13,770	$19,132	$14,544
12/20	$14,288	$19,941	$15,102
01/21	$14,126	$19,777	$14,963
02/21	$14,833	$20,350	$15,868
03/21	$15,822	$21,120	$16,801
04/21	$16,283	$22,257	$17,473
05/21	$16,677	$22,363	$17,881
06/21	$16,619	$22,923	$17,676
07/21	$16,661	$23,399	$17,818
08/21	$16,943	$24,077	$18,171
09/21	$16,445	$22,971	$17,539
10/21	$17,268	$24,565	$18,429
11/21	$16,789	$24,235	$17,780
12/21	$18,020	$25,217	$18,901
01/22	$18,029	$23,795	$18,461
02/22	$17,793	$23,142	$18,247
03/22	$18,312	$23,923	$18,762
04/22	$17,590	$21,790	$17,704
05/22	$18,184	$21,757	$18,048
06/22	$16,805	$19,935	$16,471
07/22	$17,527	$21,792	$17,563
08/22	$17,025	$20,955	$17,040
09/22	$15,649	$19,016	$15,546
10/22	$17,283	$20,541	$17,140
11/22	$18,348	$21,653	$18,211
12/22	$17,710	$20,394	$17,477
01/23	$18,264	$21,761	$18,382
02/23	$17,639	$21,243	$17,734
03/23	$17,419	$21,915	$17,652
04/23	$17,659	$22,187	$17,918
05/23	$16,783	$22,290	$17,227
06/23	$17,699	$23,795	$18,372
07/23	$18,319	$24,614	$19,018
08/23	$17,813	$24,183	$18,504
09/23	$17,184	$23,046	$17,790
10/23	$16,529	$22,489	$17,162
11/23	$17,580	$24,590	$18,457
12/23	$18,568	$25,804	$19,480
01/24	$18,637	$26,164	$19,500
02/24	$19,059	$27,576	$20,219
03/24	$20,137	$28,461	$21,230
04/24	$19,424	$27,249	$20,323
05/24	$20,009	$28,533	$20,968
06/24	$19,860	$29,477	$20,770
07/24	$20,771	$29,906	$21,832
08/24	$21,424	$30,615	$22,418
09/24	$21,739	$31,269	$22,729
10/24	$21,675	$31,051	$22,479
11/24	$22,612	$33,050	$23,914
12/24	$21,400	$32,129	$22,279
01/25	$22,188	$33,151	$23,310
02/25	$22,783	$32,571	$23,405
03/25	$22,132	$30,686	$22,755
04/25	$21,218	$30,504	$22,061
05/25	$21,926	$32,451	$22,836
06/25	$22,728	$34,094	$23,616
07/25	$22,705	$34,852	$23,752
08/25	$23,648	$35,586	$24,509
09/25	$24,124	$36,819	$24,875
10/25	$23,910	$37,614	$24,985
11/25	$24,680	$37,706	$25,648
12/25	$24,800	$37,708	$25,822
01/26	$26,262	$38,227	$27,001
02/26	$27,103	$38,022	$27,701
03/26	$26,101	$36,131	$26,365
04/26	$27,251	$39,783	$28,515
05/26	$27,882	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	27.16	10.83	10.80
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,451,571,562
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,127,233
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Material Fund Change [Text Block]
C000102391
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class A
Trading Symbol	CFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Flexible Capital Income Fund Class A (including sales charges) ($23,652)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$9,429	$10,000	$10,000
06/16	$9,616	$10,180	$10,109
07/16	$9,953	$10,244	$10,411
08/16	$10,169	$10,232	$10,501
09/16	$10,225	$10,226	$10,540
10/16	$10,077	$10,148	$10,413
11/16	$10,374	$9,908	$10,585
12/16	$10,600	$9,922	$10,750
01/17	$10,777	$9,942	$10,900
02/17	$11,016	$10,008	$11,138
03/17	$10,989	$10,003	$11,130
04/17	$11,106	$10,080	$11,217
05/17	$11,168	$10,158	$11,288
06/17	$11,260	$10,148	$11,411
07/17	$11,477	$10,191	$11,591
08/17	$11,504	$10,283	$11,583
09/17	$11,725	$10,234	$11,754
10/17	$11,817	$10,240	$11,865
11/17	$11,935	$10,227	$11,978
12/17	$12,027	$10,273	$12,078
01/18	$12,342	$10,155	$12,367
02/18	$12,055	$10,059	$12,044
03/18	$11,957	$10,123	$11,981
04/18	$11,957	$10,048	$11,964
05/18	$12,116	$10,120	$12,155
06/18	$12,119	$10,107	$12,144
07/18	$12,374	$10,110	$12,356
08/18	$12,393	$10,175	$12,544
09/18	$12,444	$10,109	$12,517
10/18	$11,825	$10,029	$11,983
11/18	$11,892	$10,089	$12,157
12/18	$11,168	$10,275	$11,585
01/19	$11,976	$10,384	$12,298
02/19	$12,313	$10,378	$12,600
03/19	$12,400	$10,577	$12,721
04/19	$12,721	$10,580	$13,008
05/19	$12,216	$10,768	$12,583
06/19	$12,772	$10,903	$13,175
07/19	$12,802	$10,927	$13,308
08/19	$12,635	$11,210	$13,237
09/19	$12,959	$11,150	$13,348
10/19	$12,969	$11,184	$13,514
11/19	$13,227	$11,178	$13,797
12/19	$13,647	$11,170	$14,072
01/20	$13,537	$11,385	$14,189
02/20	$12,703	$11,590	$13,652
03/20	$10,751	$11,522	$11,901
04/20	$11,741	$11,727	$12,970
05/20	$12,313	$11,781	$13,508
06/20	$12,432	$11,856	$13,824
07/20	$13,032	$12,033	$14,507
08/20	$13,487	$11,936	$15,064
09/20	$13,297	$11,929	$14,812
10/20	$13,265	$11,876	$14,744
11/20	$14,669	$11,992	$16,217
12/20	$15,173	$12,009	$16,851
01/21	$15,396	$11,923	$16,927
02/21	$16,021	$11,750	$17,340
03/21	$16,414	$11,604	$17,388
04/21	$16,874	$11,695	$17,842
05/21	$17,024	$11,734	$17,941
06/21	$17,134	$11,816	$18,154
07/21	$17,048	$11,948	$18,205
08/21	$17,221	$11,925	$18,435
09/21	$16,968	$11,822	$18,044
10/21	$17,415	$11,819	$18,581
11/21	$16,989	$11,854	$18,105
12/21	$17,747	$11,824	$18,477
01/22	$17,471	$11,569	$17,705
02/22	$17,368	$11,440	$17,535
03/22	$17,622	$11,122	$17,630
04/22	$16,867	$10,700	$16,587
05/22	$16,914	$10,769	$16,571
06/22	$15,530	$10,600	$15,581
07/22	$16,283	$10,859	$16,383
08/22	$16,071	$10,552	$16,109
09/22	$14,880	$10,096	$15,052
10/22	$15,808	$9,965	$15,677
11/22	$16,272	$10,332	$16,346
12/22	$15,821	$10,285	$15,948
01/23	$16,688	$10,602	$16,765
02/23	$16,267	$10,328	$16,329
03/23	$16,037	$10,590	$16,427
04/23	$16,087	$10,654	$16,481
05/23	$15,510	$10,538	$16,227
06/23	$16,228	$10,501	$16,899
07/23	$16,763	$10,493	$17,287
08/23	$16,457	$10,426	$16,945
09/23	$16,010	$10,161	$16,448
10/23	$15,390	$10,001	$15,927
11/23	$16,216	$10,454	$16,904
12/23	$17,151	$10,854	$17,786
01/24	$17,099	$10,824	$17,704
02/24	$17,164	$10,671	$17,921
03/24	$17,769	$10,770	$18,430
04/24	$17,239	$10,498	$17,831
05/24	$17,716	$10,676	$18,259
06/24	$17,743	$10,777	$18,291
07/24	$18,387	$11,028	$18,860
08/24	$18,749	$11,187	$19,217
09/24	$19,194	$11,337	$19,590
10/24	$19,085	$11,056	$19,411
11/24	$19,751	$11,173	$20,295
12/24	$19,053	$10,990	$19,473
01/25	$19,631	$11,048	$20,000
02/25	$19,823	$11,291	$20,056
03/25	$19,306	$11,295	$19,666
04/25	$18,792	$11,340	$19,533
05/25	$19,306	$11,258	$19,981
06/25	$20,027	$11,432	$20,583
07/25	$20,167	$11,401	$20,825
08/25	$20,702	$11,538	$21,277
09/25	$21,005	$11,664	$21,832
10/25	$21,033	$11,737	$22,114
11/25	$21,332	$11,809	$22,199
12/25	$21,430	$11,792	$22,181
01/26	$22,178	$11,805	$22,907
02/26	$22,438	$11,998	$23,274
03/26	$21,891	$11,786	$22,527
04/26	$22,910	$11,800	$23,991
05/26	$23,652	$11,836	$24,849

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	22.51	6.80	9.63
Class A (including sales charges)	15.44	5.54	8.99
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,352,381,867
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 7,991,206
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Holdings [Text Block]	Asset Categories
Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]
C000102392
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class C
Trading Symbol	CFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$193	1.74%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Flexible Capital Income Fund Class C (including sales charges) ($23,261)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,190	$10,180	$10,109
07/16	$10,539	$10,244	$10,411
08/16	$10,760	$10,232	$10,501
09/16	$10,818	$10,226	$10,540
10/16	$10,651	$10,148	$10,413
11/16	$10,958	$9,908	$10,585
12/16	$11,188	$9,922	$10,750
01/17	$11,366	$9,942	$10,900
02/17	$11,610	$10,008	$11,138
03/17	$11,579	$10,003	$11,130
04/17	$11,692	$10,080	$11,217
05/17	$11,758	$10,158	$11,288
06/17	$11,844	$10,148	$11,411
07/17	$12,063	$10,191	$11,591
08/17	$12,082	$10,283	$11,583
09/17	$12,302	$10,234	$11,754
10/17	$12,389	$10,240	$11,865
11/17	$12,514	$10,227	$11,978
12/17	$12,597	$10,273	$12,078
01/18	$12,928	$10,155	$12,367
02/18	$12,617	$10,059	$12,044
03/18	$12,499	$10,123	$11,981
04/18	$12,499	$10,048	$11,964
05/18	$12,656	$10,120	$12,155
06/18	$12,647	$10,107	$12,144
07/18	$12,904	$10,110	$12,356
08/18	$12,924	$10,175	$12,544
09/18	$12,973	$10,109	$12,517
10/18	$12,315	$10,029	$11,983
11/18	$12,375	$10,089	$12,157
12/18	$11,614	$10,275	$11,585
01/19	$12,449	$10,384	$12,298
02/19	$12,781	$10,378	$12,600
03/19	$12,869	$10,577	$12,721
04/19	$13,193	$10,580	$13,008
05/19	$12,666	$10,768	$12,583
06/19	$13,232	$10,903	$13,175
07/19	$13,252	$10,927	$13,308
08/19	$13,078	$11,210	$13,237
09/19	$13,401	$11,150	$13,348
10/19	$13,401	$11,184	$13,514
11/19	$13,659	$11,178	$13,797
12/19	$14,091	$11,170	$14,072
01/20	$13,966	$11,385	$14,189
02/20	$13,090	$11,590	$13,652
03/20	$11,066	$11,522	$11,901
04/20	$12,092	$11,727	$12,970
05/20	$12,673	$11,781	$13,508
06/20	$12,785	$11,856	$13,824
07/20	$13,394	$12,033	$14,507
08/20	$13,854	$11,936	$15,064
09/20	$13,653	$11,929	$14,812
10/20	$13,599	$11,876	$14,744
11/20	$15,037	$11,992	$16,217
12/20	$15,540	$12,009	$16,851
01/21	$15,770	$11,923	$16,927
02/21	$16,392	$11,750	$17,340
03/21	$16,777	$11,604	$17,388
04/21	$17,240	$11,695	$17,842
05/21	$17,394	$11,734	$17,941
06/21	$17,485	$11,816	$18,154
07/21	$17,385	$11,948	$18,205
08/21	$17,551	$11,925	$18,435
09/21	$17,280	$11,822	$18,044
10/21	$17,728	$11,819	$18,581
11/21	$17,280	$11,854	$18,105
12/21	$18,045	$11,824	$18,477
01/22	$17,751	$11,569	$17,705
02/22	$17,633	$11,440	$17,535
03/22	$17,884	$11,122	$17,630
04/22	$17,101	$10,700	$16,587
05/22	$17,148	$10,769	$16,571
06/22	$15,740	$10,600	$15,581
07/22	$16,482	$10,859	$16,383
08/22	$16,255	$10,552	$16,109
09/22	$15,047	$10,096	$15,052
10/22	$15,967	$9,965	$15,677
11/22	$16,427	$10,332	$16,346
12/22	$15,963	$10,285	$15,948
01/23	$16,830	$10,602	$16,765
02/23	$16,390	$10,328	$16,329
03/23	$16,150	$10,590	$16,427
04/23	$16,201	$10,654	$16,481
05/23	$15,604	$10,538	$16,227
06/23	$16,314	$10,501	$16,899
07/23	$16,841	$10,493	$17,287
08/23	$16,532	$10,426	$16,945
09/23	$16,061	$10,161	$16,448
10/23	$15,435	$10,001	$15,927
11/23	$16,256	$10,454	$16,904
12/23	$17,169	$10,854	$17,786
01/24	$17,116	$10,824	$17,704
02/24	$17,169	$10,671	$17,921
03/24	$17,773	$10,770	$18,430
04/24	$17,226	$10,498	$17,831
05/24	$17,693	$10,676	$18,259
06/24	$17,713	$10,777	$18,291
07/24	$18,346	$11,028	$18,860
08/24	$18,683	$11,187	$19,217
09/24	$19,108	$11,337	$19,590
10/24	$18,999	$11,056	$19,411
11/24	$19,639	$11,173	$20,295
12/24	$18,946	$10,990	$19,473
01/25	$19,496	$11,048	$20,000
02/25	$19,689	$11,291	$20,056
03/25	$19,149	$11,295	$19,666
04/25	$18,635	$11,340	$19,533
05/25	$19,135	$11,258	$19,981
06/25	$19,833	$11,432	$20,583
07/25	$19,959	$11,401	$20,825
08/25	$20,478	$11,538	$21,277
09/25	$20,770	$11,664	$21,832
10/25	$20,784	$11,737	$22,114
11/25	$21,053	$11,809	$22,199
12/25	$21,154	$11,792	$22,181
01/26	$21,869	$11,805	$22,907
02/26	$22,112	$11,998	$23,274
03/26	$21,571	$11,786	$22,527
04/26	$22,539	$11,800	$23,991
05/26	$23,261	$11,836	$24,849

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	21.56	5.99	8.81
Class C (including sales charges)	20.56	5.99	8.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,352,381,867
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 7,991,206
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Holdings [Text Block]	Asset Categories
Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]
C000102395
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional Class
Trading Symbol	CFIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Flexible Capital Income Fund Institutional Class ($25,712)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,205	$10,180	$10,109
07/16	$10,562	$10,244	$10,411
08/16	$10,791	$10,232	$10,501
09/16	$10,858	$10,226	$10,540
10/16	$10,700	$10,148	$10,413
11/16	$11,015	$9,908	$10,585
12/16	$11,263	$9,922	$10,750
01/17	$11,451	$9,942	$10,900
02/17	$11,705	$10,008	$11,138
03/17	$11,684	$10,003	$11,130
04/17	$11,807	$10,080	$11,217
05/17	$11,874	$10,158	$11,288
06/17	$11,979	$10,148	$11,411
07/17	$12,210	$10,191	$11,591
08/17	$12,239	$10,283	$11,583
09/17	$12,472	$10,234	$11,754
10/17	$12,578	$10,240	$11,865
11/17	$12,705	$10,227	$11,978
12/17	$12,801	$10,273	$12,078
01/18	$13,146	$10,155	$12,367
02/18	$12,840	$10,059	$12,044
03/18	$12,734	$10,123	$11,981
04/18	$12,744	$10,048	$11,964
05/18	$12,913	$10,120	$12,155
06/18	$12,915	$10,107	$12,144
07/18	$13,197	$10,110	$12,356
08/18	$13,217	$10,175	$12,544
09/18	$13,280	$10,109	$12,517
10/18	$12,619	$10,029	$11,983
11/18	$12,690	$10,089	$12,157
12/18	$11,916	$10,275	$11,585
01/19	$12,789	$10,384	$12,298
02/19	$13,149	$10,378	$12,600
03/19	$13,250	$10,577	$12,721
04/19	$13,592	$10,580	$13,008
05/19	$13,052	$10,768	$12,583
06/19	$13,645	$10,903	$13,175
07/19	$13,687	$10,927	$13,308
08/19	$13,508	$11,210	$13,237
09/19	$13,853	$11,150	$13,348
10/19	$13,874	$11,184	$13,514
11/19	$14,151	$11,178	$13,797
12/19	$14,609	$11,170	$14,072
01/20	$14,491	$11,385	$14,189
02/20	$13,598	$11,590	$13,652
03/20	$11,507	$11,522	$11,901
04/20	$12,579	$11,727	$12,970
05/20	$13,192	$11,781	$13,508
06/20	$13,327	$11,856	$13,824
07/20	$13,959	$12,033	$14,507
08/20	$14,458	$11,936	$15,064
09/20	$14,252	$11,929	$14,812
10/20	$14,219	$11,876	$14,744
11/20	$15,736	$11,992	$16,217
12/20	$16,275	$12,009	$16,851
01/21	$16,525	$11,923	$16,927
02/21	$17,185	$11,750	$17,340
03/21	$17,617	$11,604	$17,388
04/21	$18,112	$11,695	$17,842
05/21	$18,284	$11,734	$17,941
06/21	$18,402	$11,816	$18,154
07/21	$18,309	$11,948	$18,205
08/21	$18,507	$11,925	$18,435
09/21	$18,235	$11,822	$18,044
10/21	$18,716	$11,819	$18,581
11/21	$18,270	$11,854	$18,105
12/21	$19,085	$11,824	$18,477
01/22	$18,801	$11,569	$17,705
02/22	$18,677	$11,440	$17,535
03/22	$18,962	$11,122	$17,630
04/22	$18,149	$10,700	$16,587
05/22	$18,212	$10,769	$16,571
06/22	$16,721	$10,600	$15,581
07/22	$17,532	$10,859	$16,383
08/22	$17,304	$10,552	$16,109
09/22	$16,030	$10,096	$15,052
10/22	$17,031	$9,965	$15,677
11/22	$17,532	$10,332	$16,346
12/22	$17,056	$10,285	$15,948
01/23	$18,004	$10,602	$16,765
02/23	$17,537	$10,328	$16,329
03/23	$17,300	$10,590	$16,427
04/23	$17,368	$10,654	$16,481
05/23	$16,745	$10,538	$16,227
06/23	$17,517	$10,501	$16,899
07/23	$18,095	$10,493	$17,287
08/23	$17,778	$10,426	$16,945
09/23	$17,292	$10,161	$16,448
10/23	$16,622	$10,001	$15,927
11/23	$17,529	$10,454	$16,904
12/23	$18,537	$10,854	$17,786
01/24	$18,480	$10,824	$17,704
02/24	$18,551	$10,671	$17,921
03/24	$19,217	$10,770	$18,430
04/24	$18,644	$10,498	$17,831
05/24	$19,160	$10,676	$18,259
06/24	$19,201	$10,777	$18,291
07/24	$19,913	$11,028	$18,860
08/24	$20,291	$11,187	$19,217
09/24	$20,785	$11,337	$19,590
10/24	$20,667	$11,056	$19,411
11/24	$21,389	$11,173	$20,295
12/24	$20,646	$10,990	$19,473
01/25	$21,272	$11,048	$20,000
02/25	$21,495	$11,291	$20,056
03/25	$20,918	$11,295	$19,666
04/25	$20,374	$11,340	$19,533
05/25	$20,948	$11,258	$19,981
06/25	$21,727	$11,432	$20,583
07/25	$21,880	$11,401	$20,825
08/25	$22,461	$11,538	$21,277
09/25	$22,803	$11,664	$21,832
10/25	$22,834	$11,737	$22,114
11/25	$23,159	$11,809	$22,199
12/25	$23,280	$11,792	$22,181
01/26	$24,109	$11,805	$22,907
02/26	$24,375	$11,998	$23,274
03/26	$23,796	$11,786	$22,527
04/26	$24,904	$11,800	$23,991
05/26	$25,712	$11,836	$24,849

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	22.74	7.06	9.90
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,352,381,867
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 7,991,206
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Holdings [Text Block]	Asset Categories
Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]
C000121144
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CFXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Flexible Capital Income Fund Institutional 2 Class ($25,781)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,205	$10,180	$10,109
07/16	$10,560	$10,244	$10,411
08/16	$10,787	$10,232	$10,501
09/16	$10,855	$10,226	$10,540
10/16	$10,698	$10,148	$10,413
11/16	$11,012	$9,908	$10,585
12/16	$11,268	$9,922	$10,750
01/17	$11,455	$9,942	$10,900
02/17	$11,707	$10,008	$11,138
03/17	$11,687	$10,003	$11,130
04/17	$11,810	$10,080	$11,217
05/17	$11,885	$10,158	$11,288
06/17	$11,981	$10,148	$11,411
07/17	$12,210	$10,191	$11,591
08/17	$12,248	$10,283	$11,583
09/17	$12,480	$10,234	$11,754
10/17	$12,577	$10,240	$11,865
11/17	$12,712	$10,227	$11,978
12/17	$12,808	$10,273	$12,078
01/18	$13,150	$10,155	$12,367
02/18	$12,847	$10,059	$12,044
03/18	$12,742	$10,123	$11,981
04/18	$12,752	$10,048	$11,964
05/18	$12,920	$10,120	$12,155
06/18	$12,923	$10,107	$12,144
07/18	$13,202	$10,110	$12,356
08/18	$13,232	$10,175	$12,544
09/18	$13,286	$10,109	$12,517
10/18	$12,630	$10,029	$11,983
11/18	$12,701	$10,089	$12,157
12/18	$11,934	$10,275	$11,585
01/19	$12,800	$10,384	$12,298
02/19	$13,157	$10,378	$12,600
03/19	$13,258	$10,577	$12,721
04/19	$13,609	$10,580	$13,008
05/19	$13,062	$10,768	$12,583
06/19	$13,662	$10,903	$13,175
07/19	$13,694	$10,927	$13,308
08/19	$13,527	$11,210	$13,237
09/19	$13,870	$11,150	$13,348
10/19	$13,891	$11,184	$13,514
11/19	$14,165	$11,178	$13,797
12/19	$14,621	$11,170	$14,072
01/20	$14,514	$11,385	$14,189
02/20	$13,618	$11,590	$13,652
03/20	$11,524	$11,522	$11,901
04/20	$12,587	$11,727	$12,970
05/20	$13,205	$11,781	$13,508
06/20	$13,340	$11,856	$13,824
07/20	$13,978	$12,033	$14,507
08/20	$14,473	$11,936	$15,064
09/20	$14,281	$11,929	$14,812
10/20	$14,237	$11,876	$14,744
11/20	$15,764	$11,992	$16,217
12/20	$16,300	$12,009	$16,851
01/21	$16,548	$11,923	$16,927
02/21	$17,214	$11,750	$17,340
03/21	$17,643	$11,604	$17,388
04/21	$18,145	$11,695	$17,842
05/21	$18,316	$11,734	$17,941
06/21	$18,422	$11,816	$18,154
07/21	$18,342	$11,948	$18,205
08/21	$18,537	$11,925	$18,435
09/21	$18,269	$11,822	$18,044
10/21	$18,746	$11,819	$18,581
11/21	$18,292	$11,854	$18,105
12/21	$19,126	$11,824	$18,477
01/22	$18,831	$11,569	$17,705
02/22	$18,709	$11,440	$17,535
03/22	$18,993	$11,122	$17,630
04/22	$18,187	$10,700	$16,587
05/22	$18,249	$10,769	$16,571
06/22	$16,760	$10,600	$15,581
07/22	$17,563	$10,859	$16,383
08/22	$17,337	$10,552	$16,109
09/22	$16,064	$10,096	$15,052
10/22	$17,069	$9,965	$15,677
11/22	$17,565	$10,332	$16,346
12/22	$17,094	$10,285	$15,948
01/23	$18,034	$10,602	$16,765
02/23	$17,571	$10,328	$16,329
03/23	$17,338	$10,590	$16,427
04/23	$17,405	$10,654	$16,481
05/23	$16,774	$10,538	$16,227
06/23	$17,554	$10,501	$16,899
07/23	$18,140	$10,493	$17,287
08/23	$17,813	$10,426	$16,945
09/23	$17,332	$10,161	$16,448
10/23	$16,669	$10,001	$15,927
11/23	$17,567	$10,454	$16,904
12/23	$18,580	$10,854	$17,786
01/24	$18,523	$10,824	$17,704
02/24	$18,594	$10,671	$17,921
03/24	$19,268	$10,770	$18,430
04/24	$18,686	$10,498	$17,831
05/24	$19,212	$10,676	$18,259
06/24	$19,253	$10,777	$18,291
07/24	$19,958	$11,028	$18,860
08/24	$20,347	$11,187	$19,217
09/24	$20,822	$11,337	$19,590
10/24	$20,720	$11,056	$19,411
11/24	$21,449	$11,173	$20,295
12/24	$20,701	$10,990	$19,473
01/25	$21,320	$11,048	$20,000
02/25	$21,542	$11,291	$20,056
03/25	$20,986	$11,295	$19,666
04/25	$20,433	$11,340	$19,533
05/25	$21,001	$11,258	$19,981
06/25	$21,788	$11,432	$20,583
07/25	$21,939	$11,401	$20,825
08/25	$22,514	$11,538	$21,277
09/25	$22,869	$11,664	$21,832
10/25	$22,900	$11,737	$22,114
11/25	$23,221	$11,809	$22,199
12/25	$23,342	$11,792	$22,181
01/26	$24,162	$11,805	$22,907
02/26	$24,441	$11,998	$23,274
03/26	$23,870	$11,786	$22,527
04/26	$24,966	$11,800	$23,991
05/26	$25,781	$11,836	$24,849

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	22.76	7.08	9.93
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,352,381,867
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 7,991,206
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Holdings [Text Block]	Asset Categories
Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]
C000175683
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CFCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Flexible Capital Income Fund Institutional 3 Class ($25,858)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,198	$10,180	$10,109
07/16	$10,556	$10,244	$10,411
08/16	$10,785	$10,232	$10,501
09/16	$10,844	$10,226	$10,540
10/16	$10,687	$10,148	$10,413
11/16	$11,002	$9,908	$10,585
12/16	$11,243	$9,922	$10,750
01/17	$11,430	$9,942	$10,900
02/17	$11,684	$10,008	$11,138
03/17	$11,657	$10,003	$11,130
04/17	$11,791	$10,080	$11,217
05/17	$11,858	$10,158	$11,288
06/17	$11,965	$10,148	$11,411
07/17	$12,187	$10,191	$11,591
08/17	$12,226	$10,283	$11,583
09/17	$12,466	$10,234	$11,754
10/17	$12,563	$10,240	$11,865
11/17	$12,699	$10,227	$11,978
12/17	$12,789	$10,273	$12,078
01/18	$13,134	$10,155	$12,367
02/18	$12,838	$10,059	$12,044
03/18	$12,724	$10,123	$11,981
04/18	$12,734	$10,048	$11,964
05/18	$12,904	$10,120	$12,155
06/18	$12,908	$10,107	$12,144
07/18	$13,191	$10,110	$12,356
08/18	$13,211	$10,175	$12,544
09/18	$13,276	$10,109	$12,517
10/18	$12,614	$10,029	$11,983
11/18	$12,695	$10,089	$12,157
12/18	$11,921	$10,275	$11,585
01/19	$12,787	$10,384	$12,298
02/19	$13,148	$10,378	$12,600
03/19	$13,252	$10,577	$12,721
04/19	$13,596	$10,580	$13,008
05/19	$13,054	$10,768	$12,583
06/19	$13,652	$10,903	$13,175
07/19	$13,694	$10,927	$13,308
08/19	$13,525	$11,210	$13,237
09/19	$13,863	$11,150	$13,348
10/19	$13,885	$11,184	$13,514
11/19	$14,162	$11,178	$13,797
12/19	$14,615	$11,170	$14,072
01/20	$14,507	$11,385	$14,189
02/20	$13,610	$11,590	$13,652
03/20	$11,523	$11,522	$11,901
04/20	$12,590	$11,727	$12,970
05/20	$13,205	$11,781	$13,508
06/20	$13,344	$11,856	$13,824
07/20	$13,979	$12,033	$14,507
08/20	$14,481	$11,936	$15,064
09/20	$14,277	$11,929	$14,812
10/20	$14,243	$11,876	$14,744
11/20	$15,758	$11,992	$16,217
12/20	$16,303	$12,009	$16,851
01/21	$16,554	$11,923	$16,927
02/21	$17,218	$11,750	$17,340
03/21	$17,644	$11,604	$17,388
04/21	$18,153	$11,695	$17,842
05/21	$18,315	$11,734	$17,941
06/21	$18,437	$11,816	$18,154
07/21	$18,344	$11,948	$18,205
08/21	$18,542	$11,925	$18,435
09/21	$18,272	$11,822	$18,044
10/21	$18,757	$11,819	$18,581
11/21	$18,307	$11,854	$18,105
12/21	$19,131	$11,824	$18,477
01/22	$18,845	$11,569	$17,705
02/22	$18,733	$11,440	$17,535
03/22	$19,011	$11,122	$17,630
04/22	$18,192	$10,700	$16,587
05/22	$18,255	$10,769	$16,571
06/22	$16,770	$10,600	$15,581
07/22	$17,586	$10,859	$16,383
08/22	$17,357	$10,552	$16,109
09/22	$16,077	$10,096	$15,052
10/22	$17,086	$9,965	$15,677
11/22	$17,590	$10,332	$16,346
12/22	$17,114	$10,285	$15,948
01/23	$18,056	$10,602	$16,765
02/23	$17,598	$10,328	$16,329
03/23	$17,363	$10,590	$16,427
04/23	$17,418	$10,654	$16,481
05/23	$16,803	$10,538	$16,227
06/23	$17,585	$10,501	$16,899
07/23	$18,168	$10,493	$17,287
08/23	$17,835	$10,426	$16,945
09/23	$17,361	$10,161	$16,448
10/23	$16,686	$10,001	$15,927
11/23	$17,587	$10,454	$16,904
12/23	$18,607	$10,854	$17,786
01/24	$18,549	$10,824	$17,704
02/24	$18,635	$10,671	$17,921
03/24	$19,297	$10,770	$18,430
04/24	$18,732	$10,498	$17,831
05/24	$19,253	$10,676	$18,259
06/24	$19,283	$10,777	$18,291
07/24	$19,987	$11,028	$18,860
08/24	$20,384	$11,187	$19,217
09/24	$20,871	$11,337	$19,590
10/24	$20,767	$11,056	$19,411
11/24	$21,481	$11,173	$20,295
12/24	$20,749	$10,990	$19,473
01/25	$21,367	$11,048	$20,000
02/25	$21,593	$11,291	$20,056
03/25	$21,028	$11,295	$19,666
04/25	$20,479	$11,340	$19,533
05/25	$21,043	$11,258	$19,981
06/25	$21,834	$11,432	$20,583
07/25	$21,989	$11,401	$20,825
08/25	$22,576	$11,538	$21,277
09/25	$22,910	$11,664	$21,832
10/25	$22,957	$11,737	$22,114
11/25	$23,285	$11,809	$22,199
12/25	$23,410	$11,792	$22,181
01/26	$24,233	$11,805	$22,907
02/26	$24,502	$11,998	$23,274
03/26	$23,920	$11,786	$22,527
04/26	$25,041	$11,800	$23,991
05/26	$25,858	$11,836	$24,849

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	22.88	7.14	9.97
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,352,381,867
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 7,991,206
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Holdings [Text Block]	Asset Categories
Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]
C000255611
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class S
Trading Symbol	CFILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Flexible Capital Income Fund Class S ($25,178)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,198	$10,180	$10,109
07/16	$10,556	$10,244	$10,411
08/16	$10,785	$10,232	$10,501
09/16	$10,844	$10,226	$10,540
10/16	$10,687	$10,148	$10,413
11/16	$11,002	$9,908	$10,585
12/16	$11,243	$9,922	$10,750
01/17	$11,430	$9,942	$10,900
02/17	$11,684	$10,008	$11,138
03/17	$11,655	$10,003	$11,130
04/17	$11,778	$10,080	$11,217
05/17	$11,845	$10,158	$11,288
06/17	$11,943	$10,148	$11,411
07/17	$12,172	$10,191	$11,591
08/17	$12,201	$10,283	$11,583
09/17	$12,436	$10,234	$11,754
10/17	$12,532	$10,240	$11,865
11/17	$12,658	$10,227	$11,978
12/17	$12,756	$10,273	$12,078
01/18	$13,089	$10,155	$12,367
02/18	$12,785	$10,059	$12,044
03/18	$12,681	$10,123	$11,981
04/18	$12,681	$10,048	$11,964
05/18	$12,850	$10,120	$12,155
06/18	$12,854	$10,107	$12,144
07/18	$13,124	$10,110	$12,356
08/18	$13,144	$10,175	$12,544
09/18	$13,198	$10,109	$12,517
10/18	$12,542	$10,029	$11,983
11/18	$12,612	$10,089	$12,157
12/18	$11,845	$10,275	$11,585
01/19	$12,702	$10,384	$12,298
02/19	$13,059	$10,378	$12,600
03/19	$13,151	$10,577	$12,721
04/19	$13,492	$10,580	$13,008
05/19	$12,956	$10,768	$12,583
06/19	$13,546	$10,903	$13,175
07/19	$13,577	$10,927	$13,308
08/19	$13,400	$11,210	$13,237
09/19	$13,744	$11,150	$13,348
10/19	$13,754	$11,184	$13,514
11/19	$14,028	$11,178	$13,797
12/19	$14,474	$11,170	$14,072
01/20	$14,357	$11,385	$14,189
02/20	$13,472	$11,590	$13,652
03/20	$11,402	$11,522	$11,901
04/20	$12,452	$11,727	$12,970
05/20	$13,059	$11,781	$13,508
06/20	$13,185	$11,856	$13,824
07/20	$13,821	$12,033	$14,507
08/20	$14,304	$11,936	$15,064
09/20	$14,102	$11,929	$14,812
10/20	$14,069	$11,876	$14,744
11/20	$15,558	$11,992	$16,217
12/20	$16,092	$12,009	$16,851
01/21	$16,329	$11,923	$16,927
02/21	$16,992	$11,750	$17,340
03/21	$17,408	$11,604	$17,388
04/21	$17,897	$11,695	$17,842
05/21	$18,056	$11,734	$17,941
06/21	$18,172	$11,816	$18,154
07/21	$18,081	$11,948	$18,205
08/21	$18,264	$11,925	$18,435
09/21	$17,995	$11,822	$18,044
10/21	$18,470	$11,819	$18,581
11/21	$18,019	$11,854	$18,105
12/21	$18,822	$11,824	$18,477
01/22	$18,530	$11,569	$17,705
02/22	$18,420	$11,440	$17,535
03/22	$18,690	$11,122	$17,630
04/22	$17,889	$10,700	$16,587
05/22	$17,938	$10,769	$16,571
06/22	$16,471	$10,600	$15,581
07/22	$17,269	$10,859	$16,383
08/22	$17,045	$10,552	$16,109
09/22	$15,781	$10,096	$15,052
10/22	$16,766	$9,965	$15,677
11/22	$17,258	$10,332	$16,346
12/22	$16,779	$10,285	$15,948
01/23	$17,699	$10,602	$16,765
02/23	$17,252	$10,328	$16,329
03/23	$17,009	$10,590	$16,427
04/23	$17,062	$10,654	$16,481
05/23	$16,450	$10,538	$16,227
06/23	$17,211	$10,501	$16,899
07/23	$17,778	$10,493	$17,287
08/23	$17,454	$10,426	$16,945
09/23	$16,979	$10,161	$16,448
10/23	$16,322	$10,001	$15,927
11/23	$17,199	$10,454	$16,904
12/23	$18,190	$10,854	$17,786
01/24	$18,135	$10,824	$17,704
02/24	$18,204	$10,671	$17,921
03/24	$18,845	$10,770	$18,430
04/24	$18,283	$10,498	$17,831
05/24	$18,789	$10,676	$18,259
06/24	$18,818	$10,777	$18,291
07/24	$19,501	$11,028	$18,860
08/24	$19,885	$11,187	$19,217
09/24	$20,357	$11,337	$19,590
10/24	$20,241	$11,056	$19,411
11/24	$20,948	$11,173	$20,295
12/24	$20,218	$10,990	$19,473
01/25	$20,831	$11,048	$20,000
02/25	$21,050	$11,291	$20,056
03/25	$20,499	$11,295	$19,666
04/25	$19,967	$11,340	$19,533
05/25	$20,514	$11,258	$19,981
06/25	$21,276	$11,432	$20,583
07/25	$21,441	$11,401	$20,825
08/25	$21,995	$11,538	$21,277
09/25	$22,330	$11,664	$21,832
10/25	$22,375	$11,737	$22,114
11/25	$22,693	$11,809	$22,199
12/25	$22,812	$11,792	$22,181
01/26	$23,608	$11,805	$22,907
02/26	$23,884	$11,998	$23,274
03/26	$23,317	$11,786	$22,527
04/26	$24,387	$11,800	$23,991
05/26	$25,178	$11,836	$24,849

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	22.74	6.88	9.67
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,352,381,867
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 7,991,206
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Holdings [Text Block]	Asset Categories
Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]
C000097368
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class A
Trading Symbol	INEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Bond Fund Class A (including sales charges) ($15,475)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$9,530	$10,000	$10,000
06/16	$9,567	$10,180	$10,107
07/16	$9,773	$10,244	$10,363
08/16	$9,979	$10,232	$10,594
09/16	$9,987	$10,226	$10,663
10/16	$9,996	$10,148	$10,695
11/16	$9,939	$9,908	$10,653
12/16	$10,086	$9,922	$10,861
01/17	$10,194	$9,942	$11,007
02/17	$10,338	$10,008	$11,179
03/17	$10,272	$10,003	$11,155
04/17	$10,416	$10,080	$11,281
05/17	$10,491	$10,158	$11,383
06/17	$10,531	$10,148	$11,395
07/17	$10,643	$10,191	$11,527
08/17	$10,648	$10,283	$11,524
09/17	$10,724	$10,234	$11,628
10/17	$10,732	$10,240	$11,672
11/17	$10,705	$10,227	$11,640
12/17	$10,714	$10,273	$11,673
01/18	$10,717	$10,155	$11,748
02/18	$10,574	$10,059	$11,637
03/18	$10,501	$10,123	$11,564
04/18	$10,538	$10,048	$11,641
05/18	$10,501	$10,120	$11,639
06/18	$10,504	$10,107	$11,680
07/18	$10,656	$10,110	$11,811
08/18	$10,736	$10,175	$11,896
09/18	$10,779	$10,109	$11,965
10/18	$10,599	$10,029	$11,769
11/18	$10,496	$10,089	$11,664
12/18	$10,243	$10,275	$11,409
01/19	$10,746	$10,384	$11,933
02/19	$10,943	$10,378	$12,134
03/19	$11,026	$10,577	$12,253
04/19	$11,225	$10,580	$12,425
05/19	$11,075	$10,768	$12,266
06/19	$11,351	$10,903	$12,568
07/19	$11,435	$10,927	$12,632
08/19	$11,559	$11,210	$12,683
09/19	$11,644	$11,150	$12,723
10/19	$11,691	$11,184	$12,753
11/19	$11,743	$11,178	$12,787
12/19	$11,951	$11,170	$13,052
01/20	$11,920	$11,385	$13,053
02/20	$11,728	$11,590	$12,852
03/20	$10,447	$11,522	$11,346
04/20	$10,814	$11,727	$11,777
05/20	$11,387	$11,781	$12,312
06/20	$11,434	$11,856	$12,426
07/20	$11,971	$12,033	$13,016
08/20	$12,061	$11,936	$13,146
09/20	$11,905	$11,929	$13,010
10/20	$11,951	$11,876	$13,070
11/20	$12,392	$11,992	$13,588
12/20	$12,607	$12,009	$13,849
01/21	$12,610	$11,923	$13,893
02/21	$12,644	$11,750	$13,939
03/21	$12,655	$11,604	$13,962
04/21	$12,793	$11,695	$14,114
05/21	$12,794	$11,734	$14,153
06/21	$12,986	$11,816	$14,345
07/21	$13,019	$11,948	$14,397
08/21	$13,095	$11,925	$14,477
09/21	$13,076	$11,822	$14,480
10/21	$13,055	$11,819	$14,454
11/21	$12,907	$11,854	$14,304
12/21	$13,185	$11,824	$14,579
01/22	$12,793	$11,569	$14,179
02/22	$12,693	$11,440	$14,050
03/22	$12,603	$11,122	$13,922
04/22	$12,138	$10,700	$13,415
05/22	$12,182	$10,769	$13,455
06/22	$11,338	$10,600	$12,540
07/22	$12,054	$10,859	$13,296
08/22	$11,767	$10,552	$12,975
09/22	$11,289	$10,096	$12,455
10/22	$11,624	$9,965	$12,814
11/22	$11,850	$10,332	$13,060
12/22	$11,714	$10,285	$12,961
01/23	$12,144	$10,602	$13,464
02/23	$11,954	$10,328	$13,290
03/23	$12,132	$10,590	$13,438
04/23	$12,242	$10,654	$13,567
05/23	$12,099	$10,538	$13,436
06/23	$12,284	$10,501	$13,654
07/23	$12,448	$10,493	$13,849
08/23	$12,474	$10,426	$13,891
09/23	$12,307	$10,161	$13,726
10/23	$12,174	$10,001	$13,555
11/23	$12,702	$10,454	$14,176
12/23	$13,128	$10,854	$14,700
01/24	$13,116	$10,824	$14,701
02/24	$13,127	$10,671	$14,741
03/24	$13,261	$10,770	$14,915
04/24	$13,163	$10,498	$14,765
05/24	$13,323	$10,676	$14,928
06/24	$13,448	$10,777	$15,068
07/24	$13,685	$11,028	$15,362
08/24	$13,898	$11,187	$15,609
09/24	$14,063	$11,337	$15,862
10/24	$13,951	$11,056	$15,772
11/24	$14,107	$11,173	$15,952
12/24	$14,022	$10,990	$15,882
01/25	$14,217	$11,048	$16,102
02/25	$14,284	$11,291	$16,209
03/25	$14,140	$11,295	$16,036
04/25	$14,190	$11,340	$16,036
05/25	$14,450	$11,258	$16,307
06/25	$14,703	$11,432	$16,608
07/25	$14,760	$11,401	$16,672
08/25	$14,937	$11,538	$16,879
09/25	$15,024	$11,664	$17,008
10/25	$15,057	$11,737	$17,041
11/25	$15,120	$11,809	$17,130
12/25	$15,216	$11,792	$17,240
01/26	$15,281	$11,805	$17,323
02/26	$15,314	$11,998	$17,355
03/26	$15,164	$11,786	$17,148
04/26	$15,401	$11,800	$17,439
05/26	$15,475	$11,836	$17,524

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.09	3.88	4.97
Class A (including sales charges)	2.00	2.87	4.46
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,052,396,614
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 7,549,233
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Material Fund Change [Text Block]
C000097370
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class C
Trading Symbol	APECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$177	1.72%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Bond Fund Class C (including sales charges) ($15,026)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$9,997	$10,180	$10,107
07/16	$10,207	$10,244	$10,363
08/16	$10,417	$10,232	$10,594
09/16	$10,455	$10,226	$10,663
10/16	$10,421	$10,148	$10,695
11/16	$10,355	$9,908	$10,653
12/16	$10,501	$9,922	$10,861
01/17	$10,608	$9,942	$11,007
02/17	$10,752	$10,008	$11,179
03/17	$10,713	$10,003	$11,155
04/17	$10,821	$10,080	$11,281
05/17	$10,891	$10,158	$11,383
06/17	$10,927	$10,148	$11,395
07/17	$11,036	$10,191	$11,527
08/17	$11,034	$10,283	$11,524
09/17	$11,107	$10,234	$11,628
10/17	$11,107	$10,240	$11,672
11/17	$11,072	$10,227	$11,640
12/17	$11,074	$10,273	$11,673
01/18	$11,108	$10,155	$11,748
02/18	$10,914	$10,059	$11,637
03/18	$10,831	$10,123	$11,564
04/18	$10,862	$10,048	$11,641
05/18	$10,817	$10,120	$11,639
06/18	$10,814	$10,107	$11,680
07/18	$10,964	$10,110	$11,811
08/18	$11,039	$10,175	$11,896
09/18	$11,115	$10,109	$11,965
10/18	$10,883	$10,029	$11,769
11/18	$10,808	$10,089	$11,664
12/18	$10,500	$10,275	$11,409
01/19	$11,012	$10,384	$11,933
02/19	$11,209	$10,378	$12,134
03/19	$11,288	$10,577	$12,253
04/19	$11,485	$10,580	$12,425
05/19	$11,324	$10,768	$12,266
06/19	$11,640	$10,903	$12,568
07/19	$11,678	$10,927	$12,632
08/19	$11,798	$11,210	$12,683
09/19	$11,878	$11,150	$12,723
10/19	$11,919	$11,184	$12,753
11/19	$11,964	$11,178	$12,787
12/19	$12,170	$11,170	$13,052
01/20	$12,130	$11,385	$13,053
02/20	$11,967	$11,590	$12,852
03/20	$10,648	$11,522	$11,346
04/20	$11,016	$11,727	$11,777
05/20	$11,554	$11,781	$12,312
06/20	$11,594	$11,856	$12,426
07/20	$12,176	$12,033	$13,016
08/20	$12,218	$11,936	$13,146
09/20	$12,062	$11,929	$13,010
10/20	$12,101	$11,876	$13,070
11/20	$12,542	$11,992	$13,588
12/20	$12,742	$12,009	$13,849
01/21	$12,736	$11,923	$13,893
02/21	$12,764	$11,750	$13,939
03/21	$12,767	$11,604	$13,962
04/21	$12,898	$11,695	$14,114
05/21	$12,901	$11,734	$14,153
06/21	$13,077	$11,816	$14,345
07/21	$13,102	$11,948	$14,397
08/21	$13,171	$11,925	$14,477
09/21	$13,153	$11,822	$14,480
10/21	$13,113	$11,819	$14,454
11/21	$12,965	$11,854	$14,304
12/21	$13,227	$11,824	$14,579
01/22	$12,833	$11,569	$14,179
02/22	$12,725	$11,440	$14,050
03/22	$12,626	$11,122	$13,922
04/22	$12,149	$10,700	$13,415
05/22	$12,186	$10,769	$13,455
06/22	$11,340	$10,600	$12,540
07/22	$12,053	$10,859	$13,296
08/22	$11,756	$10,552	$12,975
09/22	$11,268	$10,096	$12,455
10/22	$11,586	$9,965	$12,814
11/22	$11,805	$10,332	$13,060
12/22	$11,672	$10,285	$12,961
01/23	$12,095	$10,602	$13,464
02/23	$11,886	$10,328	$13,290
03/23	$12,068	$10,590	$13,438
04/23	$12,159	$10,654	$13,567
05/23	$12,019	$10,538	$13,436
06/23	$12,185	$10,501	$13,654
07/23	$12,340	$10,493	$13,849
08/23	$12,370	$10,426	$13,891
09/23	$12,195	$10,161	$13,726
10/23	$12,054	$10,001	$13,555
11/23	$12,561	$10,454	$14,176
12/23	$12,988	$10,854	$14,700
01/24	$12,956	$10,824	$14,701
02/24	$12,971	$10,671	$14,741
03/24	$13,083	$10,770	$14,915
04/24	$12,977	$10,498	$14,765
05/24	$13,128	$10,676	$14,928
06/24	$13,256	$10,777	$15,068
07/24	$13,469	$11,028	$15,362
08/24	$13,671	$11,187	$15,609
09/24	$13,826	$11,337	$15,862
10/24	$13,706	$11,056	$15,772
11/24	$13,851	$11,173	$15,952
12/24	$13,770	$10,990	$15,882
01/25	$13,941	$11,048	$16,102
02/25	$13,999	$11,291	$16,209
03/25	$13,860	$11,295	$16,036
04/25	$13,888	$11,340	$16,036
05/25	$14,135	$11,258	$16,307
06/25	$14,375	$11,432	$16,608
07/25	$14,421	$11,401	$16,672
08/25	$14,586	$11,538	$16,879
09/25	$14,662	$11,664	$17,008
10/25	$14,684	$11,737	$17,041
11/25	$14,750	$11,809	$17,130
12/25	$14,821	$11,792	$17,240
01/26	$14,887	$11,805	$17,323
02/26	$14,898	$11,998	$17,355
03/26	$14,741	$11,786	$17,148
04/26	$14,976	$11,800	$17,439
05/26	$15,026	$11,836	$17,524

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.30	3.10	4.16
Class C (including sales charges)	5.30	3.10	4.16
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,052,396,614
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 7,549,233
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Material Fund Change [Text Block]
C000097377
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	CHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Bond Fund Institutional Class ($16,632)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,041	$10,180	$10,107
07/16	$10,258	$10,244	$10,363
08/16	$10,442	$10,232	$10,594
09/16	$10,488	$10,226	$10,663
10/16	$10,464	$10,148	$10,695
11/16	$10,406	$9,908	$10,653
12/16	$10,598	$9,922	$10,861
01/17	$10,678	$9,942	$11,007
02/17	$10,831	$10,008	$11,179
03/17	$10,801	$10,003	$11,155
04/17	$10,918	$10,080	$11,281
05/17	$11,036	$10,158	$11,383
06/17	$11,043	$10,148	$11,395
07/17	$11,200	$10,191	$11,527
08/17	$11,171	$10,283	$11,524
09/17	$11,253	$10,234	$11,628
10/17	$11,301	$10,240	$11,672
11/17	$11,237	$10,227	$11,640
12/17	$11,249	$10,273	$11,673
01/18	$11,293	$10,155	$11,748
02/18	$11,144	$10,059	$11,637
03/18	$11,069	$10,123	$11,564
04/18	$11,110	$10,048	$11,641
05/18	$11,074	$10,120	$11,639
06/18	$11,080	$10,107	$11,680
07/18	$11,203	$10,110	$11,811
08/18	$11,329	$10,175	$11,896
09/18	$11,376	$10,109	$11,965
10/18	$11,189	$10,029	$11,769
11/18	$11,082	$10,089	$11,664
12/18	$10,818	$10,275	$11,409
01/19	$11,351	$10,384	$11,933
02/19	$11,561	$10,378	$12,134
03/19	$11,652	$10,577	$12,253
04/19	$11,823	$10,580	$12,425
05/19	$11,709	$10,768	$12,266
06/19	$12,002	$10,903	$12,568
07/19	$12,093	$10,927	$12,632
08/19	$12,227	$11,210	$12,683
09/19	$12,278	$11,150	$12,723
10/19	$12,331	$11,184	$12,753
11/19	$12,430	$11,178	$12,787
12/19	$12,653	$11,170	$13,052
01/20	$12,623	$11,385	$13,053
02/20	$12,422	$11,590	$12,852
03/20	$11,067	$11,522	$11,346
04/20	$11,458	$11,727	$11,777
05/20	$12,068	$11,781	$12,312
06/20	$12,077	$11,856	$12,426
07/20	$12,692	$12,033	$13,016
08/20	$12,747	$11,936	$13,146
09/20	$12,616	$11,929	$13,010
10/20	$12,668	$11,876	$13,070
11/20	$13,139	$11,992	$13,588
12/20	$13,369	$12,009	$13,849
01/21	$13,375	$11,923	$13,893
02/21	$13,415	$11,750	$13,939
03/21	$13,429	$11,604	$13,962
04/21	$13,578	$11,695	$14,114
05/21	$13,582	$11,734	$14,153
06/21	$13,789	$11,816	$14,345
07/21	$13,827	$11,948	$14,397
08/21	$13,911	$11,925	$14,477
09/21	$13,892	$11,822	$14,480
10/21	$13,873	$11,819	$14,454
11/21	$13,730	$11,854	$14,304
12/21	$14,017	$11,824	$14,579
01/22	$13,603	$11,569	$14,179
02/22	$13,499	$11,440	$14,050
03/22	$13,406	$11,122	$13,922
04/22	$12,913	$10,700	$13,415
05/22	$12,963	$10,769	$13,455
06/22	$12,067	$10,600	$12,540
07/22	$12,832	$10,859	$13,296
08/22	$12,541	$10,552	$12,975
09/22	$12,021	$10,096	$12,455
10/22	$12,381	$9,965	$12,814
11/22	$12,625	$10,332	$13,060
12/22	$12,495	$10,285	$12,961
01/23	$12,944	$10,602	$13,464
02/23	$12,743	$10,328	$13,290
03/23	$12,948	$10,590	$13,438
04/23	$13,056	$10,654	$13,567
05/23	$12,918	$10,538	$13,436
06/23	$13,107	$10,501	$13,654
07/23	$13,284	$10,493	$13,849
08/23	$13,314	$10,426	$13,891
09/23	$13,139	$10,161	$13,726
10/23	$12,999	$10,001	$13,555
11/23	$13,567	$10,454	$14,176
12/23	$14,038	$10,854	$14,700
01/24	$14,015	$10,824	$14,701
02/24	$14,030	$10,671	$14,741
03/24	$14,175	$10,770	$14,915
04/24	$14,073	$10,498	$14,765
05/24	$14,248	$10,676	$14,928
06/24	$14,398	$10,777	$15,068
07/24	$14,641	$11,028	$15,362
08/24	$14,872	$11,187	$15,609
09/24	$15,052	$11,337	$15,862
10/24	$14,935	$11,056	$15,772
11/24	$15,105	$11,173	$15,952
12/24	$15,017	$10,990	$15,882
01/25	$15,229	$11,048	$16,102
02/25	$15,304	$11,291	$16,209
03/25	$15,152	$11,295	$16,036
04/25	$15,209	$11,340	$16,036
05/25	$15,492	$11,258	$16,307
06/25	$15,767	$11,432	$16,608
07/25	$15,831	$11,401	$16,672
08/25	$16,024	$11,538	$16,879
09/25	$16,121	$11,664	$17,008
10/25	$16,160	$11,737	$17,041
11/25	$16,245	$11,809	$17,130
12/25	$16,337	$11,792	$17,240
01/26	$16,410	$11,805	$17,323
02/26	$16,449	$11,998	$17,355
03/26	$16,291	$11,786	$17,148
04/26	$16,549	$11,800	$17,439
05/26	$16,632	$11,836	$17,524

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.36	4.14	5.22
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,052,396,614
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 7,549,233
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Material Fund Change [Text Block]
C000097375
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	RSHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Bond Fund Institutional 2 Class ($16,707)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,006	$10,180	$10,107
07/16	$10,225	$10,244	$10,363
08/16	$10,444	$10,232	$10,594
09/16	$10,491	$10,226	$10,663
10/16	$10,467	$10,148	$10,695
11/16	$10,411	$9,908	$10,653
12/16	$10,567	$9,922	$10,861
01/17	$10,685	$9,942	$11,007
02/17	$10,838	$10,008	$11,179
03/17	$10,809	$10,003	$11,155
04/17	$10,927	$10,080	$11,281
05/17	$11,008	$10,158	$11,383
06/17	$11,053	$10,148	$11,395
07/17	$11,173	$10,191	$11,527
08/17	$11,182	$10,283	$11,524
09/17	$11,265	$10,234	$11,628
10/17	$11,275	$10,240	$11,672
11/17	$11,250	$10,227	$11,640
12/17	$11,262	$10,273	$11,673
01/18	$11,269	$10,155	$11,748
02/18	$11,120	$10,059	$11,637
03/18	$11,046	$10,123	$11,564
04/18	$11,087	$10,048	$11,641
05/18	$11,052	$10,120	$11,639
06/18	$11,058	$10,107	$11,680
07/18	$11,221	$10,110	$11,811
08/18	$11,309	$10,175	$11,896
09/18	$11,357	$10,109	$11,965
10/18	$11,170	$10,029	$11,769
11/18	$11,063	$10,089	$11,664
12/18	$10,799	$10,275	$11,409
01/19	$11,333	$10,384	$11,933
02/19	$11,545	$10,378	$12,134
03/19	$11,636	$10,577	$12,253
04/19	$11,809	$10,580	$12,425
05/19	$11,694	$10,768	$12,266
06/19	$11,990	$10,903	$12,568
07/19	$12,081	$10,927	$12,632
08/19	$12,216	$11,210	$12,683
09/19	$12,268	$11,150	$12,723
10/19	$12,321	$11,184	$12,753
11/19	$12,420	$11,178	$12,787
12/19	$12,645	$11,170	$13,052
01/20	$12,615	$11,385	$13,053
02/20	$12,414	$11,590	$12,852
03/20	$11,099	$11,522	$11,346
04/20	$11,492	$11,727	$11,777
05/20	$12,061	$11,781	$12,312
06/20	$12,114	$11,856	$12,426
07/20	$12,688	$12,033	$13,016
08/20	$12,788	$11,936	$13,146
09/20	$12,624	$11,929	$13,010
10/20	$12,677	$11,876	$13,070
11/20	$13,150	$11,992	$13,588
12/20	$13,370	$12,009	$13,849
01/21	$13,377	$11,923	$13,893
02/21	$13,417	$11,750	$13,939
03/21	$13,432	$11,604	$13,962
04/21	$13,583	$11,695	$14,114
05/21	$13,598	$11,734	$14,153
06/21	$13,795	$11,816	$14,345
07/21	$13,834	$11,948	$14,397
08/21	$13,919	$11,925	$14,477
09/21	$13,913	$11,822	$14,480
10/21	$13,883	$11,819	$14,454
11/21	$13,740	$11,854	$14,304
12/21	$14,029	$11,824	$14,579
01/22	$13,625	$11,569	$14,179
02/22	$13,521	$11,440	$14,050
03/22	$13,428	$11,122	$13,922
04/22	$12,934	$10,700	$13,415
05/22	$12,985	$10,769	$13,455
06/22	$12,085	$10,600	$12,540
07/22	$12,867	$10,859	$13,296
08/22	$12,563	$10,552	$12,975
09/22	$12,054	$10,096	$12,455
10/22	$12,404	$9,965	$12,814
11/22	$12,649	$10,332	$13,060
12/22	$12,519	$10,285	$12,961
01/23	$12,971	$10,602	$13,464
02/23	$12,769	$10,328	$13,290
03/23	$12,976	$10,590	$13,438
04/23	$13,085	$10,654	$13,567
05/23	$12,947	$10,538	$13,436
06/23	$13,137	$10,501	$13,654
07/23	$13,316	$10,493	$13,849
08/23	$13,360	$10,426	$13,891
09/23	$13,171	$10,161	$13,726
10/23	$13,031	$10,001	$13,555
11/23	$13,603	$10,454	$14,176
12/23	$14,077	$10,854	$14,700
01/24	$14,055	$10,824	$14,701
02/24	$14,071	$10,671	$14,741
03/24	$14,218	$10,770	$14,915
04/24	$14,116	$10,498	$14,765
05/24	$14,292	$10,676	$14,928
06/24	$14,444	$10,777	$15,068
07/24	$14,689	$11,028	$15,362
08/24	$14,923	$11,187	$15,609
09/24	$15,104	$11,337	$15,862
10/24	$14,987	$11,056	$15,772
11/24	$15,159	$11,173	$15,952
12/24	$15,085	$10,990	$15,882
01/25	$15,285	$11,048	$16,102
02/25	$15,361	$11,291	$16,209
03/25	$15,223	$11,295	$16,036
04/25	$15,267	$11,340	$16,036
05/25	$15,552	$11,258	$16,307
06/25	$15,829	$11,432	$16,608
07/25	$15,894	$11,401	$16,672
08/25	$16,090	$11,538	$16,879
09/25	$16,188	$11,664	$17,008
10/25	$16,227	$11,737	$17,041
11/25	$16,314	$11,809	$17,130
12/25	$16,407	$11,792	$17,240
01/26	$16,495	$11,805	$17,323
02/26	$16,520	$11,998	$17,355
03/26	$16,361	$11,786	$17,148
04/26	$16,637	$11,800	$17,439
05/26	$16,707	$11,836	$17,524

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.42	4.20	5.27
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,052,396,614
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 7,549,233
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Material Fund Change [Text Block]
C000121135
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CHYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Bond Fund Institutional 3 Class ($16,821)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,007	$10,180	$10,107
07/16	$10,226	$10,244	$10,363
08/16	$10,445	$10,232	$10,594
09/16	$10,493	$10,226	$10,663
10/16	$10,470	$10,148	$10,695
11/16	$10,413	$9,908	$10,653
12/16	$10,571	$9,922	$10,861
01/17	$10,688	$9,942	$11,007
02/17	$10,842	$10,008	$11,179
03/17	$10,813	$10,003	$11,155
04/17	$10,932	$10,080	$11,281
05/17	$11,013	$10,158	$11,383
06/17	$11,059	$10,148	$11,395
07/17	$11,217	$10,191	$11,527
08/17	$11,189	$10,283	$11,524
09/17	$11,273	$10,234	$11,628
10/17	$11,284	$10,240	$11,672
11/17	$11,259	$10,227	$11,640
12/17	$11,271	$10,273	$11,673
01/18	$11,317	$10,155	$11,748
02/18	$11,168	$10,059	$11,637
03/18	$11,056	$10,123	$11,564
04/18	$11,137	$10,048	$11,641
05/18	$11,063	$10,120	$11,639
06/18	$11,070	$10,107	$11,680
07/18	$11,234	$10,110	$11,811
08/18	$11,322	$10,175	$11,896
09/18	$11,410	$10,109	$11,965
10/18	$11,184	$10,029	$11,769
11/18	$11,117	$10,089	$11,664
12/18	$10,813	$10,275	$11,409
01/19	$11,389	$10,384	$11,933
02/19	$11,561	$10,378	$12,134
03/19	$11,694	$10,577	$12,253
04/19	$11,867	$10,580	$12,425
05/19	$11,712	$10,768	$12,266
06/19	$12,049	$10,903	$12,568
07/19	$12,142	$10,927	$12,632
08/19	$12,236	$11,210	$12,683
09/19	$12,330	$11,150	$12,723
10/19	$12,384	$11,184	$12,753
11/19	$12,442	$11,178	$12,787
12/19	$12,667	$11,170	$13,052
01/20	$12,639	$11,385	$13,053
02/20	$12,480	$11,590	$12,852
03/20	$11,121	$11,522	$11,346
04/20	$11,515	$11,727	$11,777
05/20	$12,085	$11,781	$12,312
06/20	$12,139	$11,856	$12,426
07/20	$12,758	$12,033	$13,016
08/20	$12,815	$11,936	$13,146
09/20	$12,674	$11,929	$13,010
10/20	$12,727	$11,876	$13,070
11/20	$13,201	$11,992	$13,588
12/20	$13,434	$12,009	$13,849
01/21	$13,442	$11,923	$13,893
02/21	$13,471	$11,750	$13,939
03/21	$13,499	$11,604	$13,962
04/21	$13,650	$11,695	$14,114
05/21	$13,655	$11,734	$14,153
06/21	$13,865	$11,816	$14,345
07/21	$13,904	$11,948	$14,397
08/21	$13,990	$11,925	$14,477
09/21	$13,973	$11,822	$14,480
10/21	$13,944	$11,819	$14,454
11/21	$13,801	$11,854	$14,304
12/21	$14,091	$11,824	$14,579
01/22	$13,687	$11,569	$14,179
02/22	$13,584	$11,440	$14,050
03/22	$13,491	$11,122	$13,922
04/22	$12,996	$10,700	$13,415
05/22	$13,048	$10,769	$13,455
06/22	$12,146	$10,600	$12,540
07/22	$12,918	$10,859	$13,296
08/22	$12,626	$10,552	$12,975
09/22	$12,116	$10,096	$12,455
10/22	$12,468	$9,965	$12,814
11/22	$12,715	$10,332	$13,060
12/22	$12,585	$10,285	$12,961
01/23	$13,039	$10,602	$13,464
02/23	$12,837	$10,328	$13,290
03/23	$13,045	$10,590	$13,438
04/23	$13,156	$10,654	$13,567
05/23	$13,018	$10,538	$13,436
06/23	$13,209	$10,501	$13,654
07/23	$13,389	$10,493	$13,849
08/23	$13,421	$10,426	$13,891
09/23	$13,245	$10,161	$13,726
10/23	$13,105	$10,001	$13,555
11/23	$13,680	$10,454	$14,176
12/23	$14,157	$10,854	$14,700
01/24	$14,135	$10,824	$14,701
02/24	$14,151	$10,671	$14,741
03/24	$14,300	$10,770	$14,915
04/24	$14,198	$10,498	$14,765
05/24	$14,376	$10,676	$14,928
06/24	$14,529	$10,777	$15,068
07/24	$14,776	$11,028	$15,362
08/24	$15,011	$11,187	$15,609
09/24	$15,194	$11,337	$15,862
10/24	$15,078	$11,056	$15,772
11/24	$15,251	$11,173	$15,952
12/24	$15,163	$10,990	$15,882
01/25	$15,379	$11,048	$16,102
02/25	$15,456	$11,291	$16,209
03/25	$15,318	$11,295	$16,036
04/25	$15,363	$11,340	$16,036
05/25	$15,650	$11,258	$16,307
06/25	$15,930	$11,432	$16,608
07/25	$15,996	$11,401	$16,672
08/25	$16,193	$11,538	$16,879
09/25	$16,292	$11,664	$17,008
10/25	$16,333	$11,737	$17,041
11/25	$16,406	$11,809	$17,130
12/25	$16,500	$11,792	$17,240
01/26	$16,590	$11,805	$17,323
02/26	$16,631	$11,998	$17,355
03/26	$16,472	$11,786	$17,148
04/26	$16,735	$11,800	$17,439
05/26	$16,821	$11,836	$17,524

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.48	4.26	5.34
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,052,396,614
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 7,549,233
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Material Fund Change [Text Block]
C000097372
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class R
Trading Symbol	CHBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Bond Fund Class R ($15,826)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,037	$10,180	$10,107
07/16	$10,249	$10,244	$10,363
08/16	$10,463	$10,232	$10,594
09/16	$10,470	$10,226	$10,663
10/16	$10,441	$10,148	$10,695
11/16	$10,416	$9,908	$10,653
12/16	$10,566	$9,922	$10,861
01/17	$10,678	$9,942	$11,007
02/17	$10,790	$10,008	$11,179
03/17	$10,756	$10,003	$11,155
04/17	$10,867	$10,080	$11,281
05/17	$10,979	$10,158	$11,383
06/17	$11,019	$10,148	$11,395
07/17	$11,133	$10,191	$11,527
08/17	$11,136	$10,283	$11,524
09/17	$11,177	$10,234	$11,628
10/17	$11,219	$10,240	$11,672
11/17	$11,189	$10,227	$11,640
12/17	$11,196	$10,273	$11,673
01/18	$11,198	$10,155	$11,748
02/18	$11,047	$10,059	$11,637
03/18	$10,968	$10,123	$11,564
04/18	$11,004	$10,048	$11,641
05/18	$10,964	$10,120	$11,639
06/18	$10,966	$10,107	$11,680
07/18	$11,083	$10,110	$11,811
08/18	$11,202	$10,175	$11,896
09/18	$11,244	$10,109	$11,965
10/18	$11,055	$10,029	$11,769
11/18	$10,946	$10,089	$11,664
12/18	$10,681	$10,275	$11,409
01/19	$11,201	$10,384	$11,933
02/19	$11,404	$10,378	$12,134
03/19	$11,488	$10,577	$12,253
04/19	$11,652	$10,580	$12,425
05/19	$11,535	$10,768	$12,266
06/19	$11,819	$10,903	$12,568
07/19	$11,903	$10,927	$12,632
08/19	$12,029	$11,210	$12,683
09/19	$12,075	$11,150	$12,723
10/19	$12,121	$11,184	$12,753
11/19	$12,213	$11,178	$12,787
12/19	$12,427	$11,170	$13,052
01/20	$12,392	$11,385	$13,053
02/20	$12,191	$11,590	$12,852
03/20	$10,862	$11,522	$11,346
04/20	$11,240	$11,727	$11,777
05/20	$11,831	$11,781	$12,312
06/20	$11,835	$11,856	$12,426
07/20	$12,430	$12,033	$13,016
08/20	$12,521	$11,936	$13,146
09/20	$12,357	$11,929	$13,010
10/20	$12,392	$11,876	$13,070
11/20	$12,845	$11,992	$13,588
12/20	$13,065	$12,009	$13,849
01/21	$13,065	$11,923	$13,893
02/21	$13,099	$11,750	$13,939
03/21	$13,107	$11,604	$13,962
04/21	$13,247	$11,695	$14,114
05/21	$13,256	$11,734	$14,153
06/21	$13,441	$11,816	$14,345
07/21	$13,473	$11,948	$14,397
08/21	$13,549	$11,925	$14,477
09/21	$13,536	$11,822	$14,480
10/21	$13,501	$11,819	$14,454
11/21	$13,357	$11,854	$14,304
12/21	$13,630	$11,824	$14,579
01/22	$13,223	$11,569	$14,179
02/22	$13,129	$11,440	$14,050
03/22	$13,022	$11,122	$13,922
04/22	$12,540	$10,700	$13,415
05/22	$12,583	$10,769	$13,455
06/22	$11,712	$10,600	$12,540
07/22	$12,458	$10,859	$13,296
08/22	$12,160	$10,552	$12,975
09/22	$11,654	$10,096	$12,455
10/22	$11,996	$9,965	$12,814
11/22	$12,227	$10,332	$13,060
12/22	$12,096	$10,285	$12,961
01/23	$12,524	$10,602	$13,464
02/23	$12,326	$10,328	$13,290
03/23	$12,519	$10,590	$13,438
04/23	$12,618	$10,654	$13,567
05/23	$12,480	$10,538	$13,436
06/23	$12,656	$10,501	$13,654
07/23	$12,822	$10,493	$13,849
08/23	$12,846	$10,426	$13,891
09/23	$12,672	$10,161	$13,726
10/23	$12,533	$10,001	$13,555
11/23	$13,073	$10,454	$14,176
12/23	$13,520	$10,854	$14,700
01/24	$13,492	$10,824	$14,701
02/24	$13,502	$10,671	$14,741
03/24	$13,636	$10,770	$14,915
04/24	$13,532	$10,498	$14,765
05/24	$13,694	$10,676	$14,928
06/24	$13,833	$10,777	$15,068
07/24	$14,060	$11,028	$15,362
08/24	$14,276	$11,187	$15,609
09/24	$14,442	$11,337	$15,862
10/24	$14,337	$11,056	$15,772
11/24	$14,481	$11,173	$15,952
12/24	$14,404	$10,990	$15,882
01/25	$14,601	$11,048	$16,102
02/25	$14,653	$11,291	$16,209
03/25	$14,516	$11,295	$16,036
04/25	$14,552	$11,340	$16,036
05/25	$14,815	$11,258	$16,307
06/25	$15,084	$11,432	$16,608
07/25	$15,126	$11,401	$16,672
08/25	$15,304	$11,538	$16,879
09/25	$15,403	$11,664	$17,008
10/25	$15,421	$11,737	$17,041
11/25	$15,496	$11,809	$17,130
12/25	$15,577	$11,792	$17,240
01/26	$15,653	$11,805	$17,323
02/26	$15,671	$11,998	$17,355
03/26	$15,514	$11,786	$17,148
04/26	$15,767	$11,800	$17,439
05/26	$15,826	$11,836	$17,524

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	6.82	3.61	4.70
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,052,396,614
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 7,549,233
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Material Fund Change [Text Block]
C000255607
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class S
Trading Symbol	CHYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Bond Fund Class S ($16,303)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,039	$10,180	$10,107
07/16	$10,254	$10,244	$10,363
08/16	$10,471	$10,232	$10,594
09/16	$10,480	$10,226	$10,663
10/16	$10,489	$10,148	$10,695
11/16	$10,429	$9,908	$10,653
12/16	$10,583	$9,922	$10,861
01/17	$10,697	$9,942	$11,007
02/17	$10,848	$10,008	$11,179
03/17	$10,779	$10,003	$11,155
04/17	$10,930	$10,080	$11,281
05/17	$11,008	$10,158	$11,383
06/17	$11,050	$10,148	$11,395
07/17	$11,167	$10,191	$11,527
08/17	$11,173	$10,283	$11,524
09/17	$11,253	$10,234	$11,628
10/17	$11,261	$10,240	$11,672
11/17	$11,232	$10,227	$11,640
12/17	$11,242	$10,273	$11,673
01/18	$11,246	$10,155	$11,748
02/18	$11,095	$10,059	$11,637
03/18	$11,019	$10,123	$11,564
04/18	$11,057	$10,048	$11,641
05/18	$11,018	$10,120	$11,639
06/18	$11,022	$10,107	$11,680
07/18	$11,181	$10,110	$11,811
08/18	$11,265	$10,175	$11,896
09/18	$11,310	$10,109	$11,965
10/18	$11,122	$10,029	$11,769
11/18	$11,013	$10,089	$11,664
12/18	$10,748	$10,275	$11,409
01/19	$11,275	$10,384	$11,933
02/19	$11,482	$10,378	$12,134
03/19	$11,570	$10,577	$12,253
04/19	$11,778	$10,580	$12,425
05/19	$11,621	$10,768	$12,266
06/19	$11,911	$10,903	$12,568
07/19	$11,998	$10,927	$12,632
08/19	$12,129	$11,210	$12,683
09/19	$12,218	$11,150	$12,723
10/19	$12,268	$11,184	$12,753
11/19	$12,322	$11,178	$12,787
12/19	$12,540	$11,170	$13,052
01/20	$12,508	$11,385	$13,053
02/20	$12,306	$11,590	$12,852
03/20	$10,962	$11,522	$11,346
04/20	$11,347	$11,727	$11,777
05/20	$11,948	$11,781	$12,312
06/20	$11,998	$11,856	$12,426
07/20	$12,561	$12,033	$13,016
08/20	$12,656	$11,936	$13,146
09/20	$12,492	$11,929	$13,010
10/20	$12,540	$11,876	$13,070
11/20	$13,003	$11,992	$13,588
12/20	$13,228	$12,009	$13,849
01/21	$13,231	$11,923	$13,893
02/21	$13,268	$11,750	$13,939
03/21	$13,279	$11,604	$13,962
04/21	$13,424	$11,695	$14,114
05/21	$13,424	$11,734	$14,153
06/21	$13,626	$11,816	$14,345
07/21	$13,661	$11,948	$14,397
08/21	$13,741	$11,925	$14,477
09/21	$13,720	$11,822	$14,480
10/21	$13,699	$11,819	$14,454
11/21	$13,543	$11,854	$14,304
12/21	$13,835	$11,824	$14,579
01/22	$13,424	$11,569	$14,179
02/22	$13,319	$11,440	$14,050
03/22	$13,224	$11,122	$13,922
04/22	$12,736	$10,700	$13,415
05/22	$12,783	$10,769	$13,455
06/22	$11,897	$10,600	$12,540
07/22	$12,648	$10,859	$13,296
08/22	$12,347	$10,552	$12,975
09/22	$11,845	$10,096	$12,455
10/22	$12,197	$9,965	$12,814
11/22	$12,434	$10,332	$13,060
12/22	$12,292	$10,285	$12,961
01/23	$12,743	$10,602	$13,464
02/23	$12,543	$10,328	$13,290
03/23	$12,730	$10,590	$13,438
04/23	$12,846	$10,654	$13,567
05/23	$12,695	$10,538	$13,436
06/23	$12,890	$10,501	$13,654
07/23	$13,061	$10,493	$13,849
08/23	$13,089	$10,426	$13,891
09/23	$12,913	$10,161	$13,726
10/23	$12,774	$10,001	$13,555
11/23	$13,328	$10,454	$14,176
12/23	$13,775	$10,854	$14,700
01/24	$13,762	$10,824	$14,701
02/24	$13,775	$10,671	$14,741
03/24	$13,914	$10,770	$14,915
04/24	$13,811	$10,498	$14,765
05/24	$13,980	$10,676	$14,928
06/24	$14,111	$10,777	$15,068
07/24	$14,360	$11,028	$15,362
08/24	$14,583	$11,187	$15,609
09/24	$14,757	$11,337	$15,862
10/24	$14,640	$11,056	$15,772
11/24	$14,807	$11,173	$15,952
12/24	$14,734	$10,990	$15,882
01/25	$14,928	$11,048	$16,102
02/25	$15,002	$11,291	$16,209
03/25	$14,867	$11,295	$16,036
04/25	$14,909	$11,340	$16,036
05/25	$15,186	$11,258	$16,307
06/25	$15,455	$11,432	$16,608
07/25	$15,518	$11,401	$16,672
08/25	$15,707	$11,538	$16,879
09/25	$15,802	$11,664	$17,008
10/25	$15,840	$11,737	$17,041
11/25	$15,924	$11,809	$17,130
12/25	$16,014	$11,792	$17,240
01/26	$16,085	$11,805	$17,323
02/26	$16,123	$11,998	$17,355
03/26	$15,968	$11,786	$17,148
04/26	$16,221	$11,800	$17,439
05/26	$16,303	$11,836	$17,524

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.36	3.96	5.01
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,052,396,614
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 7,549,233
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Material Fund Change [Text Block]
C000097428
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Class A
Trading Symbol	INDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Intrinsic Value Fund Class A (including sales charges) ($29,780)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$9,427	$10,000	$10,000
06/16	$9,475	$10,023	$10,086
07/16	$9,697	$10,404	$10,379
08/16	$9,827	$10,418	$10,459
09/16	$9,800	$10,427	$10,438
10/16	$9,692	$10,223	$10,276
11/16	$10,199	$10,626	$10,863
12/16	$10,461	$10,826	$11,134
01/17	$10,524	$11,044	$11,214
02/17	$10,909	$11,471	$11,617
03/17	$10,850	$11,478	$11,498
04/17	$10,905	$11,600	$11,477
05/17	$10,952	$11,748	$11,466
06/17	$11,113	$11,830	$11,653
07/17	$11,255	$12,064	$11,808
08/17	$11,176	$12,102	$11,670
09/17	$11,542	$12,359	$12,016
10/17	$11,724	$12,643	$12,103
11/17	$12,009	$13,028	$12,474
12/17	$12,203	$13,174	$12,656
01/18	$12,732	$13,897	$13,145
02/18	$12,069	$13,387	$12,518
03/18	$11,834	$13,083	$12,297
04/18	$11,809	$13,127	$12,338
05/18	$11,809	$13,462	$12,411
06/18	$11,820	$13,549	$12,442
07/18	$12,268	$14,017	$12,934
08/18	$12,403	$14,500	$13,125
09/18	$12,402	$14,555	$13,152
10/18	$11,750	$13,525	$12,471
11/18	$12,046	$13,800	$12,843
12/18	$10,839	$12,543	$11,610
01/19	$11,802	$13,595	$12,513
02/19	$12,148	$14,055	$12,913
03/19	$12,258	$14,300	$12,995
04/19	$12,737	$14,877	$13,456
05/19	$11,883	$13,929	$12,591
06/19	$12,798	$14,907	$13,495
07/19	$12,920	$15,138	$13,607
08/19	$12,515	$14,861	$13,206
09/19	$13,026	$15,119	$13,678
10/19	$13,206	$15,439	$13,869
11/19	$13,527	$16,023	$14,298
12/19	$14,071	$16,485	$14,691
01/20	$13,773	$16,503	$14,375
02/20	$12,417	$15,155	$12,983
03/20	$10,356	$13,152	$10,764
04/20	$11,551	$14,890	$11,974
05/20	$11,969	$15,675	$12,385
06/20	$11,953	$16,022	$12,302
07/20	$12,473	$16,960	$12,789
08/20	$13,043	$18,205	$13,317
09/20	$12,734	$17,540	$12,990
10/20	$12,513	$17,117	$12,820
11/20	$14,290	$19,132	$14,544
12/20	$14,822	$19,941	$15,102
01/21	$14,530	$19,777	$14,963
02/21	$15,506	$20,350	$15,868
03/21	$16,448	$21,120	$16,801
04/21	$17,114	$22,257	$17,473
05/21	$17,558	$22,363	$17,881
06/21	$17,232	$22,923	$17,676
07/21	$17,343	$23,399	$17,818
08/21	$17,637	$24,077	$18,171
09/21	$16,896	$22,971	$17,539
10/21	$17,759	$24,565	$18,429
11/21	$17,109	$24,235	$17,780
12/21	$18,335	$25,217	$18,901
01/22	$18,098	$23,795	$18,461
02/22	$17,840	$23,142	$18,247
03/22	$18,278	$23,923	$18,762
04/22	$17,394	$21,790	$17,704
05/22	$17,847	$21,757	$18,048
06/22	$16,309	$19,935	$16,471
07/22	$17,098	$21,792	$17,563
08/22	$16,709	$20,955	$17,040
09/22	$15,312	$19,016	$15,546
10/22	$16,897	$20,541	$17,140
11/22	$18,125	$21,653	$18,211
12/22	$17,367	$20,394	$17,477
01/23	$18,197	$21,761	$18,382
02/23	$17,413	$21,243	$17,734
03/23	$17,282	$21,915	$17,652
04/23	$17,517	$22,187	$17,918
05/23	$16,741	$22,290	$17,227
06/23	$17,799	$23,795	$18,372
07/23	$18,566	$24,614	$19,018
08/23	$18,129	$24,183	$18,504
09/23	$17,527	$23,046	$17,790
10/23	$17,041	$22,489	$17,162
11/23	$18,001	$24,590	$18,457
12/23	$19,026	$25,804	$19,480
01/24	$19,199	$26,164	$19,500
02/24	$19,857	$27,576	$20,219
03/24	$20,976	$28,461	$21,230
04/24	$20,216	$27,249	$20,323
05/24	$20,652	$28,533	$20,968
06/24	$20,660	$29,477	$20,770
07/24	$21,522	$29,906	$21,832
08/24	$22,022	$30,615	$22,418
09/24	$22,196	$31,269	$22,729
10/24	$22,008	$31,051	$22,479
11/24	$23,261	$33,050	$23,914
12/24	$21,966	$32,129	$22,279
01/25	$23,062	$33,151	$23,310
02/25	$23,049	$32,571	$23,405
03/25	$22,199	$30,686	$22,755
04/25	$21,602	$30,504	$22,061
05/25	$22,606	$32,451	$22,836
06/25	$23,365	$34,094	$23,616
07/25	$23,651	$34,852	$23,752
08/25	$24,576	$35,586	$24,509
09/25	$25,184	$36,819	$24,875
10/25	$25,348	$37,614	$24,985
11/25	$26,193	$37,706	$25,648
12/25	$26,279	$37,708	$25,822
01/26	$27,282	$38,227	$27,001
02/26	$28,198	$38,022	$27,701
03/26	$26,737	$36,131	$26,365
04/26	$28,746	$39,783	$28,515
05/26	$29,780	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	31.74	11.14	12.19
Class A (including sales charges)	24.14	9.84	11.53
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,459,153,026
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 17,224,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund.
Material Fund Change Strategies [Text Block]	Related changes were made to the Fund's principal investment strategies.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000097430
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Class C
Trading Symbol	ADECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$197	1.71%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Intrinsic Value Fund Class C (including sales charges) ($29,294)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,040	$10,023	$10,086
07/16	$10,268	$10,404	$10,379
08/16	$10,398	$10,418	$10,459
09/16	$10,366	$10,427	$10,438
10/16	$10,252	$10,223	$10,276
11/16	$10,772	$10,626	$10,863
12/16	$11,047	$10,826	$11,134
01/17	$11,096	$11,044	$11,214
02/17	$11,503	$11,471	$11,617
03/17	$11,436	$11,478	$11,498
04/17	$11,486	$11,600	$11,477
05/17	$11,528	$11,748	$11,466
06/17	$11,684	$11,830	$11,653
07/17	$11,834	$12,064	$11,808
08/17	$11,742	$12,102	$11,670
09/17	$12,114	$12,359	$12,016
10/17	$12,297	$12,643	$12,103
11/17	$12,588	$13,028	$12,474
12/17	$12,785	$13,174	$12,656
01/18	$13,331	$13,897	$13,145
02/18	$12,627	$13,387	$12,518
03/18	$12,375	$13,083	$12,297
04/18	$12,348	$13,127	$12,338
05/18	$12,331	$13,462	$12,411
06/18	$12,337	$13,549	$12,442
07/18	$12,796	$14,017	$12,934
08/18	$12,928	$14,500	$13,125
09/18	$12,922	$14,555	$13,152
10/18	$12,233	$13,525	$12,471
11/18	$12,533	$13,800	$12,843
12/18	$11,267	$12,543	$11,610
01/19	$12,261	$13,595	$12,513
02/19	$12,621	$14,055	$12,913
03/19	$12,723	$14,300	$12,995
04/19	$13,212	$14,877	$13,456
05/19	$12,323	$13,929	$12,591
06/19	$13,260	$14,907	$13,495
07/19	$13,378	$15,138	$13,607
08/19	$12,957	$14,861	$13,206
09/19	$13,463	$15,119	$13,678
10/19	$13,649	$15,439	$13,869
11/19	$13,973	$16,023	$14,298
12/19	$14,519	$16,485	$14,691
01/20	$14,211	$16,503	$14,375
02/20	$12,798	$15,155	$12,983
03/20	$10,665	$13,152	$10,764
04/20	$11,888	$14,890	$11,974
05/20	$12,319	$15,675	$12,385
06/20	$12,292	$16,022	$12,302
07/20	$12,807	$16,960	$12,789
08/20	$13,394	$18,205	$13,317
09/20	$13,072	$17,540	$12,990
10/20	$12,835	$17,117	$12,820
11/20	$14,651	$19,132	$14,544
12/20	$15,181	$19,941	$15,102
01/21	$14,871	$19,777	$14,963
02/21	$15,863	$20,350	$15,868
03/21	$16,810	$21,120	$16,801
04/21	$17,493	$22,257	$17,473
05/21	$17,928	$22,363	$17,881
06/21	$17,590	$22,923	$17,676
07/21	$17,684	$23,399	$17,818
08/21	$17,973	$24,077	$18,171
09/21	$17,203	$22,971	$17,539
10/21	$18,073	$24,565	$18,429
11/21	$17,399	$24,235	$17,780
12/21	$18,635	$25,217	$18,901
01/22	$18,394	$23,795	$18,461
02/22	$18,121	$23,142	$18,247
03/22	$18,543	$23,923	$18,762
04/22	$17,644	$21,790	$17,704
05/22	$18,083	$21,757	$18,048
06/22	$16,517	$19,935	$16,471
07/22	$17,307	$21,792	$17,563
08/22	$16,901	$20,955	$17,040
09/22	$15,475	$19,016	$15,546
10/22	$17,070	$20,541	$17,140
11/22	$18,302	$21,653	$18,211
12/22	$17,525	$20,394	$17,477
01/23	$18,353	$21,761	$18,382
02/23	$17,548	$21,243	$17,734
03/23	$17,404	$21,915	$17,652
04/23	$17,629	$22,187	$17,918
05/23	$16,835	$22,290	$17,227
06/23	$17,893	$23,795	$18,372
07/23	$18,654	$24,614	$19,018
08/23	$18,202	$24,183	$18,504
09/23	$17,585	$23,046	$17,790
10/23	$17,084	$22,489	$17,162
11/23	$18,037	$24,590	$18,457
12/23	$19,058	$25,804	$19,480
01/24	$19,207	$26,164	$19,500
02/24	$19,855	$27,576	$20,219
03/24	$20,965	$28,461	$21,230
04/24	$20,192	$27,249	$20,323
05/24	$20,629	$28,533	$20,968
06/24	$20,611	$29,477	$20,770
07/24	$21,448	$29,906	$21,832
08/24	$21,935	$30,615	$22,418
09/24	$22,107	$31,269	$22,729
10/24	$21,894	$31,051	$22,479
11/24	$23,132	$33,050	$23,914
12/24	$21,835	$32,129	$22,279
01/25	$22,914	$33,151	$23,310
02/25	$22,887	$32,571	$23,405
03/25	$22,026	$30,686	$22,755
04/25	$21,418	$30,504	$22,061
05/25	$22,404	$32,451	$22,836
06/25	$23,144	$34,094	$23,616
07/25	$23,414	$34,852	$23,752
08/25	$24,306	$35,586	$24,509
09/25	$24,891	$36,819	$24,875
10/25	$25,039	$37,614	$24,985
11/25	$25,864	$37,706	$25,648
12/25	$25,927	$37,708	$25,822
01/26	$26,906	$38,227	$27,001
02/26	$27,784	$38,022	$27,701
03/26	$26,345	$36,131	$26,365
04/26	$28,287	$39,783	$28,515
05/26	$29,294	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	30.76	10.32	11.35
Class C (including sales charges)	29.76	10.32	11.35
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,459,153,026
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 17,224,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund.
Material Fund Change Strategies [Text Block]	Related changes were made to the Fund's principal investment strategies.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000097437
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	CDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Intrinsic Value Fund Institutional Class ($32,384)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,048	$10,023	$10,086
07/16	$10,284	$10,404	$10,379
08/16	$10,423	$10,418	$10,459
09/16	$10,400	$10,427	$10,438
10/16	$10,294	$10,223	$10,276
11/16	$10,824	$10,626	$10,863
12/16	$11,109	$10,826	$11,134
01/17	$11,176	$11,044	$11,214
02/17	$11,593	$11,471	$11,617
03/17	$11,530	$11,478	$11,498
04/17	$11,588	$11,600	$11,477
05/17	$11,639	$11,748	$11,466
06/17	$11,808	$11,830	$11,653
07/17	$11,968	$12,064	$11,808
08/17	$11,884	$12,102	$11,670
09/17	$12,273	$12,359	$12,016
10/17	$12,476	$12,643	$12,103
11/17	$12,787	$13,028	$12,474
12/17	$12,985	$13,174	$12,656
01/18	$13,557	$13,897	$13,145
02/18	$12,851	$13,387	$12,518
03/18	$12,599	$13,083	$12,297
04/18	$12,582	$13,127	$12,338
05/18	$12,582	$13,462	$12,411
06/18	$12,593	$13,549	$12,442
07/18	$13,079	$14,017	$12,934
08/18	$13,232	$14,500	$13,125
09/18	$13,231	$14,555	$13,152
10/18	$12,534	$13,525	$12,471
11/18	$12,851	$13,800	$12,843
12/18	$11,568	$12,543	$11,610
01/19	$12,598	$13,595	$12,513
02/19	$12,978	$14,055	$12,913
03/19	$13,083	$14,300	$12,995
04/19	$13,605	$14,877	$13,456
05/19	$12,702	$13,929	$12,591
06/19	$13,679	$14,907	$13,495
07/19	$13,810	$15,138	$13,607
08/19	$13,386	$14,861	$13,206
09/19	$13,922	$15,119	$13,678
10/19	$14,125	$15,439	$13,869
11/19	$14,469	$16,023	$14,298
12/19	$15,050	$16,485	$14,691
01/20	$14,742	$16,503	$14,375
02/20	$13,288	$15,155	$12,983
03/20	$11,089	$13,152	$10,764
04/20	$12,371	$14,890	$11,974
05/20	$12,820	$15,675	$12,385
06/20	$12,800	$16,022	$12,302
07/20	$13,358	$16,960	$12,789
08/20	$13,981	$18,205	$13,317
09/20	$13,647	$17,540	$12,990
10/20	$13,410	$17,117	$12,820
11/20	$15,328	$19,132	$14,544
12/20	$15,898	$19,941	$15,102
01/21	$15,584	$19,777	$14,963
02/21	$16,634	$20,350	$15,868
03/21	$17,645	$21,120	$16,801
04/21	$18,373	$22,257	$17,473
05/21	$18,851	$22,363	$17,881
06/21	$18,512	$22,923	$17,676
07/21	$18,621	$23,399	$17,818
08/21	$18,948	$24,077	$18,171
09/21	$18,151	$22,971	$17,539
10/21	$19,091	$24,565	$18,429
11/21	$18,392	$24,235	$17,780
12/21	$19,713	$25,217	$18,901
01/22	$19,470	$23,795	$18,461
02/22	$19,192	$23,142	$18,247
03/22	$19,664	$23,923	$18,762
04/22	$18,722	$21,790	$17,704
05/22	$19,210	$21,757	$18,048
06/22	$17,564	$19,935	$16,471
07/22	$18,416	$21,792	$17,563
08/22	$17,996	$20,955	$17,040
09/22	$16,499	$19,016	$15,546
10/22	$18,211	$20,541	$17,140
11/22	$19,536	$21,653	$18,211
12/22	$18,717	$20,394	$17,477
01/23	$19,628	$21,761	$18,382
02/23	$18,781	$21,243	$17,734
03/23	$18,651	$21,915	$17,652
04/23	$18,892	$22,187	$17,918
05/23	$18,066	$22,290	$17,227
06/23	$19,209	$23,795	$18,372
07/23	$20,039	$24,614	$19,018
08/23	$19,579	$24,183	$18,504
09/23	$18,927	$23,046	$17,790
10/23	$18,414	$22,489	$17,162
11/23	$19,453	$24,590	$18,457
12/23	$20,563	$25,804	$19,480
01/24	$20,751	$26,164	$19,500
02/24	$21,463	$27,576	$20,219
03/24	$22,689	$28,461	$21,230
04/24	$21,866	$27,249	$20,323
05/24	$22,352	$28,533	$20,968
06/24	$22,361	$29,477	$20,770
07/24	$23,283	$29,906	$21,832
08/24	$23,838	$30,615	$22,418
09/24	$24,028	$31,269	$22,729
10/24	$23,838	$31,051	$22,479
11/24	$25,198	$33,050	$23,914
12/24	$23,808	$32,129	$22,279
01/25	$24,999	$33,151	$23,310
02/25	$24,984	$32,571	$23,405
03/25	$24,062	$30,686	$22,755
04/25	$23,427	$30,504	$22,061
05/25	$24,519	$32,451	$22,836
06/25	$25,359	$34,094	$23,616
07/25	$25,670	$34,852	$23,752
08/25	$26,661	$35,586	$24,509
09/25	$27,339	$36,819	$24,875
10/25	$27,517	$37,614	$24,985
11/25	$28,438	$37,706	$25,648
12/25	$28,548	$37,708	$25,822
01/26	$29,641	$38,227	$27,001
02/26	$30,639	$38,022	$27,701
03/26	$29,066	$36,131	$26,365
04/26	$31,241	$39,783	$28,515
05/26	$32,384	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	32.08	11.43	12.47
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,459,153,026
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 17,224,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund.
Material Fund Change Strategies [Text Block]	Related changes were made to the Fund's principal investment strategies.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000097435
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$80	0.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Intrinsic Value Fund Institutional 2 Class ($32,520)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,050	$10,023	$10,086
07/16	$10,286	$10,404	$10,379
08/16	$10,424	$10,418	$10,459
09/16	$10,403	$10,427	$10,438
10/16	$10,297	$10,223	$10,276
11/16	$10,827	$10,626	$10,863
12/16	$11,114	$10,826	$11,134
01/17	$11,181	$11,044	$11,214
02/17	$11,598	$11,471	$11,617
03/17	$11,536	$11,478	$11,498
04/17	$11,595	$11,600	$11,477
05/17	$11,653	$11,748	$11,466
06/17	$11,825	$11,830	$11,653
07/17	$11,976	$12,064	$11,808
08/17	$11,901	$12,102	$11,670
09/17	$12,292	$12,359	$12,016
10/17	$12,486	$12,643	$12,103
11/17	$12,797	$13,028	$12,474
12/17	$13,005	$13,174	$12,656
01/18	$13,577	$13,897	$13,145
02/18	$12,862	$13,387	$12,518
03/18	$12,622	$13,083	$12,297
04/18	$12,604	$13,127	$12,338
05/18	$12,595	$13,462	$12,411
06/18	$12,617	$13,549	$12,442
07/18	$13,103	$14,017	$12,934
08/18	$13,247	$14,500	$13,125
09/18	$13,248	$14,555	$13,152
10/18	$12,552	$13,525	$12,471
11/18	$12,868	$13,800	$12,843
12/18	$11,588	$12,543	$11,610
01/19	$12,617	$13,595	$12,513
02/19	$12,997	$14,055	$12,913
03/19	$13,115	$14,300	$12,995
04/19	$13,627	$14,877	$13,456
05/19	$12,723	$13,929	$12,591
06/19	$13,703	$14,907	$13,495
07/19	$13,834	$15,138	$13,607
08/19	$13,411	$14,861	$13,206
09/19	$13,948	$15,119	$13,678
10/19	$14,161	$15,439	$13,869
11/19	$14,506	$16,023	$14,298
12/19	$15,090	$16,485	$14,691
01/20	$14,771	$16,503	$14,375
02/20	$13,316	$15,155	$12,983
03/20	$11,108	$13,152	$10,764
04/20	$12,401	$14,890	$11,974
05/20	$12,861	$15,675	$12,385
06/20	$12,832	$16,022	$12,302
07/20	$13,391	$16,960	$12,789
08/20	$14,014	$18,205	$13,317
09/20	$13,682	$17,540	$12,990
10/20	$13,455	$17,117	$12,820
11/20	$15,376	$19,132	$14,544
12/20	$15,948	$19,941	$15,102
01/21	$15,623	$19,777	$14,963
02/21	$16,685	$20,350	$15,868
03/21	$17,700	$21,120	$16,801
04/21	$18,428	$22,257	$17,473
05/21	$18,907	$22,363	$17,881
06/21	$18,570	$22,923	$17,676
07/21	$18,679	$23,399	$17,818
08/21	$19,006	$24,077	$18,171
09/21	$18,210	$22,971	$17,539
10/21	$19,141	$24,565	$18,429
11/21	$18,451	$24,235	$17,780
12/21	$19,777	$25,217	$18,901
01/22	$19,533	$23,795	$18,461
02/22	$19,255	$23,142	$18,247
03/22	$19,729	$23,923	$18,762
04/22	$18,786	$21,790	$17,704
05/22	$19,275	$21,757	$18,048
06/22	$17,616	$19,935	$16,471
07/22	$18,470	$21,792	$17,563
08/22	$18,049	$20,955	$17,040
09/22	$16,551	$19,016	$15,546
10/22	$18,266	$20,541	$17,140
11/22	$19,606	$21,653	$18,211
12/22	$18,787	$20,394	$17,477
01/23	$19,699	$21,761	$18,382
02/23	$18,838	$21,243	$17,734
03/23	$18,710	$21,915	$17,652
04/23	$18,964	$22,187	$17,918
05/23	$18,124	$22,290	$17,227
06/23	$19,283	$23,795	$18,372
07/23	$20,115	$24,614	$19,018
08/23	$19,642	$24,183	$18,504
09/23	$18,990	$23,046	$17,790
10/23	$18,476	$22,489	$17,162
11/23	$19,517	$24,590	$18,457
12/23	$20,644	$25,804	$19,480
01/24	$20,832	$26,164	$19,500
02/24	$21,546	$27,576	$20,219
03/24	$22,762	$28,461	$21,230
04/24	$21,951	$27,249	$20,323
05/24	$22,438	$28,533	$20,968
06/24	$22,449	$29,477	$20,770
07/24	$23,372	$29,906	$21,832
08/24	$23,929	$30,615	$22,418
09/24	$24,121	$31,269	$22,729
10/24	$23,930	$31,051	$22,479
11/24	$25,294	$33,050	$23,914
12/24	$23,902	$32,129	$22,279
01/25	$25,095	$33,151	$23,310
02/25	$25,081	$32,571	$23,405
03/25	$24,157	$30,686	$22,755
04/25	$23,521	$30,504	$22,061
05/25	$24,615	$32,451	$22,836
06/25	$25,459	$34,094	$23,616
07/25	$25,770	$34,852	$23,752
08/25	$26,779	$35,586	$24,509
09/25	$27,445	$36,819	$24,875
10/25	$27,638	$37,614	$24,985
11/25	$28,561	$37,706	$25,648
12/25	$28,658	$37,708	$25,822
01/26	$29,769	$38,227	$27,001
02/26	$30,770	$38,022	$27,701
03/26	$29,194	$36,131	$26,365
04/26	$31,374	$39,783	$28,515
05/26	$32,520	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	32.11	11.46	12.52
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,459,153,026
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 17,224,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund.
Material Fund Change Strategies [Text Block]	Related changes were made to the Fund's principal investment strategies.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000119014
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CDEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Intrinsic Value Fund Institutional 3 Class ($32,655)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,059	$10,023	$10,086
07/16	$10,293	$10,404	$10,379
08/16	$10,438	$10,418	$10,459
09/16	$10,410	$10,427	$10,438
10/16	$10,305	$10,223	$10,276
11/16	$10,839	$10,626	$10,863
12/16	$11,124	$10,826	$11,134
01/17	$11,190	$11,044	$11,214
02/17	$11,612	$11,471	$11,617
03/17	$11,552	$11,478	$11,498
04/17	$11,602	$11,600	$11,477
05/17	$11,660	$11,748	$11,466
06/17	$11,832	$11,830	$11,653
07/17	$11,990	$12,064	$11,808
08/17	$11,906	$12,102	$11,670
09/17	$12,304	$12,359	$12,016
10/17	$12,504	$12,643	$12,103
11/17	$12,813	$13,028	$12,474
12/17	$13,020	$13,174	$12,656
01/18	$13,587	$13,897	$13,145
02/18	$12,879	$13,387	$12,518
03/18	$12,632	$13,083	$12,297
04/18	$12,614	$13,127	$12,338
05/18	$12,614	$13,462	$12,411
06/18	$12,628	$13,549	$12,442
07/18	$13,119	$14,017	$12,934
08/18	$13,262	$14,500	$13,125
09/18	$13,263	$14,555	$13,152
10/18	$12,564	$13,525	$12,471
11/18	$12,886	$13,800	$12,843
12/18	$11,600	$12,543	$11,610
01/19	$12,639	$13,595	$12,513
02/19	$13,015	$14,055	$12,913
03/19	$13,132	$14,300	$12,995
04/19	$13,649	$14,877	$13,456
05/19	$12,744	$13,929	$12,591
06/19	$13,725	$14,907	$13,495
07/19	$13,855	$15,138	$13,607
08/19	$13,425	$14,861	$13,206
09/19	$13,968	$15,119	$13,678
10/19	$14,179	$15,439	$13,869
11/19	$14,530	$16,023	$14,298
12/19	$15,109	$16,485	$14,691
01/20	$14,793	$16,503	$14,375
02/20	$13,333	$15,155	$12,983
03/20	$11,128	$13,152	$10,764
04/20	$12,418	$14,890	$11,974
05/20	$12,873	$15,675	$12,385
06/20	$12,855	$16,022	$12,302
07/20	$13,419	$16,960	$12,789
08/20	$14,046	$18,205	$13,317
09/20	$13,708	$17,540	$12,990
10/20	$13,473	$17,117	$12,820
11/20	$15,394	$19,132	$14,544
12/20	$15,972	$19,941	$15,102
01/21	$15,651	$19,777	$14,963
02/21	$16,712	$20,350	$15,868
03/21	$17,728	$21,120	$16,801
04/21	$18,459	$22,257	$17,473
05/21	$18,943	$22,363	$17,881
06/21	$18,602	$22,923	$17,676
07/21	$18,720	$23,399	$17,818
08/21	$19,044	$24,077	$18,171
09/21	$18,248	$22,971	$17,539
10/21	$19,190	$24,565	$18,429
11/21	$18,486	$24,235	$17,780
12/21	$19,821	$25,217	$18,901
01/22	$19,568	$23,795	$18,461
02/22	$19,293	$23,142	$18,247
03/22	$19,764	$23,923	$18,762
04/22	$18,832	$21,790	$17,704
05/22	$19,315	$21,757	$18,048
06/22	$17,654	$19,935	$16,471
07/22	$18,521	$21,792	$17,563
08/22	$18,093	$20,955	$17,040
09/22	$16,591	$19,016	$15,546
10/22	$18,310	$20,541	$17,140
11/22	$19,658	$21,653	$18,211
12/22	$18,839	$20,394	$17,477
01/23	$19,740	$21,761	$18,382
02/23	$18,889	$21,243	$17,734
03/23	$18,764	$21,915	$17,652
04/23	$19,016	$22,187	$17,918
05/23	$18,186	$22,290	$17,227
06/23	$19,333	$23,795	$18,372
07/23	$20,168	$24,614	$19,018
08/23	$19,700	$24,183	$18,504
09/23	$19,045	$23,046	$17,790
10/23	$18,537	$22,489	$17,162
11/23	$19,578	$24,590	$18,457
12/23	$20,707	$25,804	$19,480
01/24	$20,893	$26,164	$19,500
02/24	$21,611	$27,576	$20,219
03/24	$22,842	$28,461	$21,230
04/24	$22,014	$27,249	$20,323
05/24	$22,508	$28,533	$20,968
06/24	$22,522	$29,477	$20,770
07/24	$23,460	$29,906	$21,832
08/24	$24,010	$30,615	$22,418
09/24	$24,203	$31,269	$22,729
10/24	$24,014	$31,051	$22,479
11/24	$25,374	$33,050	$23,914
12/24	$23,974	$32,129	$22,279
01/25	$25,181	$33,151	$23,310
02/25	$25,167	$32,571	$23,405
03/25	$24,243	$30,686	$22,755
04/25	$23,602	$30,504	$22,061
05/25	$24,710	$32,451	$22,836
06/25	$25,545	$34,094	$23,616
07/25	$25,867	$34,852	$23,752
08/25	$26,877	$35,586	$24,509
09/25	$27,552	$36,819	$24,875
10/25	$27,742	$37,614	$24,985
11/25	$28,667	$37,706	$25,648
12/25	$28,782	$37,708	$25,822
01/26	$29,893	$38,227	$27,001
02/26	$30,894	$38,022	$27,701
03/26	$29,314	$36,131	$26,365
04/26	$31,510	$39,783	$28,515
05/26	$32,655	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	32.15	11.51	12.56
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,459,153,026
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 17,224,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund.
Material Fund Change Strategies [Text Block]	Related changes were made to the Fund's principal investment strategies.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000140950
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Class A
Trading Symbol	CLMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mortgage Opportunities Fund Class A (including sales charges) ($14,556)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$9,700	$10,000	$10,000
06/16	$9,798	$10,180	$10,002
07/16	$9,876	$10,244	$10,003
08/16	$9,893	$10,232	$10,005
09/16	$10,010	$10,226	$10,007
10/16	$10,095	$10,148	$10,009
11/16	$10,111	$9,908	$10,010
12/16	$10,172	$9,922	$10,013
01/17	$10,222	$9,942	$10,017
02/17	$10,282	$10,008	$10,021
03/17	$10,342	$10,003	$10,024
04/17	$10,476	$10,080	$10,030
05/17	$10,621	$10,158	$10,036
06/17	$10,536	$10,148	$10,043
07/17	$10,546	$10,191	$10,051
08/17	$10,514	$10,283	$10,059
09/17	$10,600	$10,234	$10,067
10/17	$10,634	$10,240	$10,076
11/17	$10,687	$10,227	$10,084
12/17	$10,701	$10,273	$10,094
01/18	$10,912	$10,155	$10,105
02/18	$10,918	$10,059	$10,116
03/18	$10,959	$10,123	$10,129
04/18	$11,078	$10,048	$10,142
05/18	$11,208	$10,120	$10,157
06/18	$11,250	$10,107	$10,171
07/18	$11,270	$10,110	$10,187
08/18	$11,370	$10,175	$10,203
09/18	$11,302	$10,109	$10,220
10/18	$11,282	$10,029	$10,238
11/18	$11,446	$10,089	$10,257
12/18	$11,511	$10,275	$10,277
01/19	$11,618	$10,384	$10,299
02/19	$11,617	$10,378	$10,318
03/19	$11,848	$10,577	$10,340
04/19	$11,868	$10,580	$10,360
05/19	$12,006	$10,768	$10,382
06/19	$12,014	$10,903	$10,403
07/19	$12,094	$10,927	$10,422
08/19	$12,231	$11,210	$10,440
09/19	$12,107	$11,150	$10,458
10/19	$12,233	$11,184	$10,475
11/19	$12,240	$11,178	$10,489
12/19	$12,215	$11,170	$10,504
01/20	$12,319	$11,385	$10,517
02/20	$12,436	$11,590	$10,530
03/20	$11,091	$11,522	$10,544
04/20	$11,122	$11,727	$10,544
05/20	$11,461	$11,781	$10,545
06/20	$12,063	$11,856	$10,546
07/20	$12,280	$12,033	$10,547
08/20	$12,511	$11,936	$10,548
09/20	$12,605	$11,929	$10,549
10/20	$12,803	$11,876	$10,549
11/20	$13,087	$11,992	$10,550
12/20	$13,306	$12,009	$10,551
01/21	$13,619	$11,923	$10,551
02/21	$13,941	$11,750	$10,552
03/21	$14,128	$11,604	$10,552
04/21	$14,149	$11,695	$10,552
05/21	$14,130	$11,734	$10,552
06/21	$14,123	$11,816	$10,553
07/21	$14,018	$11,948	$10,553
08/21	$14,046	$11,925	$10,553
09/21	$13,984	$11,822	$10,554
10/21	$14,000	$11,819	$10,554
11/21	$13,977	$11,854	$10,555
12/21	$13,989	$11,824	$10,556
01/22	$13,951	$11,569	$10,556
02/22	$13,794	$11,440	$10,556
03/22	$13,315	$11,122	$10,557
04/22	$13,131	$10,700	$10,558
05/22	$13,030	$10,769	$10,562
06/22	$12,565	$10,600	$10,568
07/22	$12,894	$10,859	$10,578
08/22	$12,600	$10,552	$10,598
09/22	$11,649	$10,096	$10,618
10/22	$11,123	$9,965	$10,643
11/22	$11,487	$10,332	$10,675
12/22	$11,466	$10,285	$10,712
01/23	$11,930	$10,602	$10,749
02/23	$11,605	$10,328	$10,786
03/23	$11,777	$10,590	$10,829
04/23	$11,835	$10,654	$10,872
05/23	$11,693	$10,538	$10,912
06/23	$11,639	$10,501	$10,959
07/23	$11,702	$10,493	$11,008
08/23	$11,590	$10,426	$11,059
09/23	$11,301	$10,161	$11,108
10/23	$11,012	$10,001	$11,159
11/23	$11,664	$10,454	$11,209
12/23	$12,297	$10,854	$11,261
01/24	$12,356	$10,824	$11,313
02/24	$12,139	$10,671	$11,361
03/24	$12,259	$10,770	$11,414
04/24	$11,862	$10,498	$11,465
05/24	$12,072	$10,676	$11,517
06/24	$12,238	$10,777	$11,568
07/24	$12,691	$11,028	$11,621
08/24	$13,069	$11,187	$11,675
09/24	$13,303	$11,337	$11,726
10/24	$12,868	$11,056	$11,774
11/24	$13,079	$11,173	$11,820
12/24	$12,925	$10,990	$11,867
01/25	$13,045	$11,048	$11,910
02/25	$13,492	$11,291	$11,950
03/25	$13,430	$11,295	$11,994
04/25	$13,720	$11,340	$12,037
05/25	$13,616	$11,258	$12,081
06/25	$13,824	$11,432	$12,124
07/25	$13,757	$11,401	$12,168
08/25	$14,020	$11,538	$12,214
09/25	$14,187	$11,664	$12,257
10/25	$14,317	$11,737	$12,301
11/25	$14,398	$11,809	$12,341
12/25	$14,422	$11,792	$12,383
01/26	$14,512	$11,805	$12,421
02/26	$14,753	$11,998	$12,456
03/26	$14,518	$11,786	$12,496
04/26	$14,537	$11,800	$12,534
05/26	$14,556	$11,836	$12,573

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.90	0.60	4.14
Class A (including sales charges)	3.66	(0.02)	3.83
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,650,535,700
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 15,654,278
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Material Fund Change [Text Block]
C000140951
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Class C
Trading Symbol	CLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$179	1.74%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mortgage Opportunities Fund Class C (including sales charges) ($13,924)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,095	$10,180	$10,002
07/16	$10,169	$10,244	$10,003
08/16	$10,181	$10,232	$10,005
09/16	$10,284	$10,226	$10,007
10/16	$10,375	$10,148	$10,009
11/16	$10,386	$9,908	$10,010
12/16	$10,442	$9,922	$10,013
01/17	$10,486	$9,942	$10,017
02/17	$10,541	$10,008	$10,021
03/17	$10,596	$10,003	$10,024
04/17	$10,727	$10,080	$10,030
05/17	$10,869	$10,158	$10,036
06/17	$10,775	$10,148	$10,043
07/17	$10,778	$10,191	$10,051
08/17	$10,739	$10,283	$10,059
09/17	$10,820	$10,234	$10,067
10/17	$10,847	$10,240	$10,076
11/17	$10,895	$10,227	$10,084
12/17	$10,902	$10,273	$10,094
01/18	$11,110	$10,155	$10,105
02/18	$11,110	$10,059	$10,116
03/18	$11,144	$10,123	$10,129
04/18	$11,259	$10,048	$10,142
05/18	$11,384	$10,120	$10,157
06/18	$11,408	$10,107	$10,171
07/18	$11,421	$10,110	$10,187
08/18	$11,515	$10,175	$10,203
09/18	$11,439	$10,109	$10,220
10/18	$11,423	$10,029	$10,238
11/18	$11,570	$10,089	$10,257
12/18	$11,641	$10,275	$10,277
01/19	$11,730	$10,384	$10,299
02/19	$11,733	$10,378	$10,318
03/19	$11,959	$10,577	$10,340
04/19	$11,960	$10,580	$10,360
05/19	$12,103	$10,768	$10,382
06/19	$12,104	$10,903	$10,403
07/19	$12,176	$10,927	$10,422
08/19	$12,307	$11,210	$10,440
09/19	$12,175	$11,150	$10,458
10/19	$12,282	$11,184	$10,475
11/19	$12,281	$11,178	$10,489
12/19	$12,260	$11,170	$10,504
01/20	$12,357	$11,385	$10,517
02/20	$12,454	$11,590	$10,530
03/20	$11,110	$11,522	$10,544
04/20	$11,134	$11,727	$10,544
05/20	$11,467	$11,781	$10,545
06/20	$12,062	$11,856	$10,546
07/20	$12,259	$12,033	$10,547
08/20	$12,481	$11,936	$10,548
09/20	$12,580	$11,929	$10,549
10/20	$12,769	$11,876	$10,549
11/20	$13,032	$11,992	$10,550
12/20	$13,255	$12,009	$10,551
01/21	$13,558	$11,923	$10,551
02/21	$13,870	$11,750	$10,552
03/21	$14,035	$11,604	$10,552
04/21	$14,047	$11,695	$10,552
05/21	$14,032	$11,734	$10,552
06/21	$14,016	$11,816	$10,553
07/21	$13,904	$11,948	$10,553
08/21	$13,909	$11,925	$10,553
09/21	$13,853	$11,822	$10,554
10/21	$13,847	$11,819	$10,554
11/21	$13,816	$11,854	$10,555
12/21	$13,818	$11,824	$10,556
01/22	$13,773	$11,569	$10,556
02/22	$13,609	$11,440	$10,556
03/22	$13,127	$11,122	$10,557
04/22	$12,952	$10,700	$10,558
05/22	$12,830	$10,769	$10,562
06/22	$12,377	$10,600	$10,568
07/22	$12,680	$10,859	$10,578
08/22	$12,396	$10,552	$10,598
09/22	$11,440	$10,096	$10,618
10/22	$10,929	$9,965	$10,643
11/22	$11,265	$10,332	$10,675
12/22	$11,252	$10,285	$10,712
01/23	$11,700	$10,602	$10,749
02/23	$11,374	$10,328	$10,786
03/23	$11,535	$10,590	$10,829
04/23	$11,571	$10,654	$10,872
05/23	$11,439	$10,538	$10,912
06/23	$11,379	$10,501	$10,959
07/23	$11,420	$10,493	$11,008
08/23	$11,317	$10,426	$11,059
09/23	$11,014	$10,161	$11,108
10/23	$10,739	$10,001	$11,159
11/23	$11,368	$10,454	$11,209
12/23	$11,978	$10,854	$11,261
01/24	$12,013	$10,824	$11,313
02/24	$11,794	$10,671	$11,361
03/24	$11,919	$10,770	$11,414
04/24	$11,510	$10,498	$11,465
05/24	$11,722	$10,676	$11,517
06/24	$11,876	$10,777	$11,568
07/24	$12,308	$11,028	$11,621
08/24	$12,666	$11,187	$11,675
09/24	$12,885	$11,337	$11,726
10/24	$12,455	$11,056	$11,774
11/24	$12,652	$11,173	$11,820
12/24	$12,479	$10,990	$11,867
01/25	$12,588	$11,048	$11,910
02/25	$13,013	$11,291	$11,950
03/25	$12,944	$11,295	$11,994
04/25	$13,232	$11,340	$12,037
05/25	$13,107	$11,258	$12,081
06/25	$13,315	$11,432	$12,124
07/25	$13,242	$11,401	$12,168
08/25	$13,486	$11,538	$12,214
09/25	$13,639	$11,664	$12,257
10/25	$13,739	$11,737	$12,301
11/25	$13,824	$11,809	$12,341
12/25	$13,822	$11,792	$12,383
01/26	$13,916	$11,805	$12,421
02/26	$14,139	$11,998	$12,456
03/26	$13,905	$11,786	$12,496
04/26	$13,915	$11,800	$12,534
05/26	$13,924	$11,836	$12,573

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.23	(0.15)	3.37
Class C (including sales charges)	5.23	(0.15)	3.37
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,650,535,700
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 15,654,278
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Material Fund Change [Text Block]
C000140955
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CLMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mortgage Opportunities Fund Institutional Class ($15,375)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,103	$10,180	$10,002
07/16	$10,186	$10,244	$10,003
08/16	$10,206	$10,232	$10,005
09/16	$10,329	$10,226	$10,007
10/16	$10,419	$10,148	$10,009
11/16	$10,437	$9,908	$10,010
12/16	$10,503	$9,922	$10,013
01/17	$10,556	$9,942	$10,017
02/17	$10,620	$10,008	$10,021
03/17	$10,684	$10,003	$10,024
04/17	$10,814	$10,080	$10,030
05/17	$10,978	$10,158	$10,036
06/17	$10,892	$10,148	$10,043
07/17	$10,904	$10,191	$10,051
08/17	$10,874	$10,283	$10,059
09/17	$10,965	$10,234	$10,067
10/17	$11,002	$10,240	$10,076
11/17	$11,060	$10,227	$10,084
12/17	$11,076	$10,273	$10,094
01/18	$11,297	$10,155	$10,105
02/18	$11,306	$10,059	$10,116
03/18	$11,350	$10,123	$10,129
04/18	$11,476	$10,048	$10,142
05/18	$11,614	$10,120	$10,157
06/18	$11,647	$10,107	$10,171
07/18	$11,671	$10,110	$10,187
08/18	$11,777	$10,175	$10,203
09/18	$11,709	$10,109	$10,220
10/18	$11,702	$10,029	$10,238
11/18	$11,863	$10,089	$10,257
12/18	$11,945	$10,275	$10,277
01/19	$12,047	$10,384	$10,299
02/19	$12,059	$10,378	$10,318
03/19	$12,303	$10,577	$10,340
04/19	$12,313	$10,580	$10,360
05/19	$12,471	$10,768	$10,382
06/19	$12,483	$10,903	$10,403
07/19	$12,568	$10,927	$10,422
08/19	$12,714	$11,210	$10,440
09/19	$12,587	$11,150	$10,458
10/19	$12,708	$11,184	$10,475
11/19	$12,718	$11,178	$10,489
12/19	$12,708	$11,170	$10,504
01/20	$12,819	$11,385	$10,517
02/20	$12,930	$11,590	$10,530
03/20	$11,546	$11,522	$10,544
04/20	$11,580	$11,727	$10,544
05/20	$11,936	$11,781	$10,545
06/20	$12,565	$11,856	$10,546
07/20	$12,782	$12,033	$10,547
08/20	$13,024	$11,936	$10,548
09/20	$13,138	$11,929	$10,549
10/20	$13,347	$11,876	$10,549
11/20	$13,633	$11,992	$10,550
12/20	$13,878	$12,009	$10,551
01/21	$14,207	$11,923	$10,551
02/21	$14,545	$11,750	$10,552
03/21	$14,731	$11,604	$10,552
04/21	$14,755	$11,695	$10,552
05/21	$14,739	$11,734	$10,552
06/21	$14,748	$11,816	$10,553
07/21	$14,642	$11,948	$10,553
08/21	$14,660	$11,925	$10,553
09/21	$14,613	$11,822	$10,554
10/21	$14,619	$11,819	$10,554
11/21	$14,598	$11,854	$10,555
12/21	$14,613	$11,824	$10,556
01/22	$14,577	$11,569	$10,556
02/22	$14,415	$11,440	$10,556
03/22	$13,917	$11,122	$10,557
04/22	$13,742	$10,700	$10,558
05/22	$13,624	$10,769	$10,562
06/22	$13,155	$10,600	$10,568
07/22	$13,488	$10,859	$10,578
08/22	$13,183	$10,552	$10,598
09/22	$12,190	$10,096	$10,618
10/22	$11,641	$9,965	$10,643
11/22	$12,024	$10,332	$10,675
12/22	$12,020	$10,285	$10,712
01/23	$12,509	$10,602	$10,749
02/23	$12,171	$10,328	$10,786
03/23	$12,354	$10,590	$10,829
04/23	$12,402	$10,654	$10,872
05/23	$12,256	$10,538	$10,912
06/23	$12,217	$10,501	$10,959
07/23	$12,271	$10,493	$11,008
08/23	$12,171	$10,426	$11,059
09/23	$11,855	$10,161	$11,108
10/23	$11,553	$10,001	$11,159
11/23	$12,256	$10,454	$11,209
12/23	$12,925	$10,854	$11,261
01/24	$12,973	$10,824	$11,313
02/24	$12,747	$10,671	$11,361
03/24	$12,877	$10,770	$11,414
04/24	$12,462	$10,498	$11,465
05/24	$12,702	$10,676	$11,517
06/24	$12,879	$10,777	$11,568
07/24	$13,359	$11,028	$11,621
08/24	$13,759	$11,187	$11,675
09/24	$14,008	$11,337	$11,726
10/24	$13,553	$11,056	$11,774
11/24	$13,779	$11,173	$11,820
12/24	$13,602	$10,990	$11,867
01/25	$13,732	$11,048	$11,910
02/25	$14,206	$11,291	$11,950
03/25	$14,143	$11,295	$11,994
04/25	$14,469	$11,340	$12,037
05/25	$14,346	$11,258	$12,081
06/25	$14,585	$11,432	$12,124
07/25	$14,517	$11,401	$12,168
08/25	$14,798	$11,538	$12,214
09/25	$14,977	$11,664	$12,257
10/25	$15,101	$11,737	$12,301
11/25	$15,206	$11,809	$12,341
12/25	$15,217	$11,792	$12,383
01/26	$15,333	$11,805	$12,421
02/26	$15,591	$11,998	$12,456
03/26	$15,328	$11,786	$12,496
04/26	$15,369	$11,800	$12,534
05/26	$15,375	$11,836	$12,573

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.18	0.85	4.40
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,650,535,700
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 15,654,278
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Material Fund Change [Text Block]
C000140954
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Institutional 2 Class
Trading Symbol	CLMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mortgage Opportunities Fund Institutional 2 Class ($15,435)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,104	$10,180	$10,002
07/16	$10,187	$10,244	$10,003
08/16	$10,208	$10,232	$10,005
09/16	$10,321	$10,226	$10,007
10/16	$10,423	$10,148	$10,009
11/16	$10,442	$9,908	$10,010
12/16	$10,508	$9,922	$10,013
01/17	$10,562	$9,942	$10,017
02/17	$10,616	$10,008	$10,021
03/17	$10,681	$10,003	$10,024
04/17	$10,822	$10,080	$10,030
05/17	$10,976	$10,158	$10,036
06/17	$10,901	$10,148	$10,043
07/17	$10,903	$10,191	$10,051
08/17	$10,884	$10,283	$10,059
09/17	$10,965	$10,234	$10,067
10/17	$11,013	$10,240	$10,076
11/17	$11,060	$10,227	$10,084
12/17	$11,077	$10,273	$10,094
01/18	$11,298	$10,155	$10,105
02/18	$11,308	$10,059	$10,116
03/18	$11,352	$10,123	$10,129
04/18	$11,490	$10,048	$10,142
05/18	$11,617	$10,120	$10,157
06/18	$11,662	$10,107	$10,171
07/18	$11,674	$10,110	$10,187
08/18	$11,781	$10,175	$10,203
09/18	$11,725	$10,109	$10,220
10/18	$11,707	$10,029	$10,238
11/18	$11,880	$10,089	$10,257
12/18	$11,952	$10,275	$10,277
01/19	$12,066	$10,384	$10,299
02/19	$12,067	$10,378	$10,318
03/19	$12,311	$10,577	$10,340
04/19	$12,323	$10,580	$10,360
05/19	$12,481	$10,768	$10,382
06/19	$12,494	$10,903	$10,403
07/19	$12,579	$10,927	$10,422
08/19	$12,726	$11,210	$10,440
09/19	$12,600	$11,150	$10,458
10/19	$12,734	$11,184	$10,475
11/19	$12,744	$11,178	$10,489
12/19	$12,721	$11,170	$10,504
01/20	$12,833	$11,385	$10,517
02/20	$12,945	$11,590	$10,530
03/20	$11,558	$11,522	$10,544
04/20	$11,593	$11,727	$10,544
05/20	$11,963	$11,781	$10,545
06/20	$12,582	$11,856	$10,546
07/20	$12,811	$12,033	$10,547
08/20	$13,055	$11,936	$10,548
09/20	$13,157	$11,929	$10,549
10/20	$13,367	$11,876	$10,549
11/20	$13,667	$11,992	$10,550
12/20	$13,900	$12,009	$10,551
01/21	$14,230	$11,923	$10,551
02/21	$14,570	$11,750	$10,552
03/21	$14,756	$11,604	$10,552
04/21	$14,781	$11,695	$10,552
05/21	$14,778	$11,734	$10,552
06/21	$14,774	$11,816	$10,553
07/21	$14,669	$11,948	$10,553
08/21	$14,701	$11,925	$10,553
09/21	$14,640	$11,822	$10,554
10/21	$14,661	$11,819	$10,554
11/21	$14,640	$11,854	$10,555
12/21	$14,656	$11,824	$10,556
01/22	$14,606	$11,569	$10,556
02/22	$14,458	$11,440	$10,556
03/22	$13,959	$11,122	$10,557
04/22	$13,770	$10,700	$10,558
05/22	$13,667	$10,769	$10,562
06/22	$13,182	$10,600	$10,568
07/22	$13,531	$10,859	$10,578
08/22	$13,225	$10,552	$10,598
09/22	$12,215	$10,096	$10,618
10/22	$11,680	$9,965	$10,643
11/22	$12,064	$10,332	$10,675
12/22	$12,046	$10,285	$10,712
01/23	$12,537	$10,602	$10,749
02/23	$12,197	$10,328	$10,786
03/23	$12,381	$10,590	$10,829
04/23	$12,446	$10,654	$10,872
05/23	$12,299	$10,538	$10,912
06/23	$12,245	$10,501	$10,959
07/23	$12,315	$10,493	$11,008
08/23	$12,200	$10,426	$11,059
09/23	$11,899	$10,161	$11,108
10/23	$11,596	$10,001	$11,159
11/23	$12,287	$10,454	$11,209
12/23	$12,958	$10,854	$11,261
01/24	$13,024	$10,824	$11,313
02/24	$12,797	$10,671	$11,361
03/24	$12,928	$10,770	$11,414
04/24	$12,495	$10,498	$11,465
05/24	$12,737	$10,676	$11,517
06/24	$12,915	$10,777	$11,568
07/24	$13,398	$11,028	$11,621
08/24	$13,800	$11,187	$11,675
09/24	$14,051	$11,337	$11,726
10/24	$13,594	$11,056	$11,774
11/24	$13,821	$11,173	$11,820
12/24	$13,644	$10,990	$11,867
01/25	$13,775	$11,048	$11,910
02/25	$14,252	$11,291	$11,950
03/25	$14,189	$11,295	$11,994
04/25	$14,517	$11,340	$12,037
05/25	$14,394	$11,258	$12,081
06/25	$14,635	$11,432	$12,124
07/25	$14,567	$11,401	$12,168
08/25	$14,849	$11,538	$12,214
09/25	$15,030	$11,664	$12,257
10/25	$15,155	$11,737	$12,301
11/25	$15,262	$11,809	$12,341
12/25	$15,273	$11,792	$12,383
01/26	$15,390	$11,805	$12,421
02/26	$15,650	$11,998	$12,456
03/26	$15,404	$11,786	$12,496
04/26	$15,429	$11,800	$12,534
05/26	$15,435	$11,836	$12,573

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.24	0.87	4.44
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,650,535,700
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 15,654,278
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Material Fund Change [Text Block]
C000175684
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Institutional 3 Class
Trading Symbol	CMOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mortgage Opportunities Fund Institutional 3 Class ($15,497)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,101	$10,180	$10,002
07/16	$10,181	$10,244	$10,003
08/16	$10,200	$10,232	$10,005
09/16	$10,320	$10,226	$10,007
10/16	$10,408	$10,148	$10,009
11/16	$10,424	$9,908	$10,010
12/16	$10,487	$9,922	$10,013
01/17	$10,538	$9,942	$10,017
02/17	$10,600	$10,008	$10,021
03/17	$10,665	$10,003	$10,024
04/17	$10,807	$10,080	$10,030
05/17	$10,960	$10,158	$10,036
06/17	$10,875	$10,148	$10,043
07/17	$10,888	$10,191	$10,051
08/17	$10,859	$10,283	$10,059
09/17	$10,951	$10,234	$10,067
10/17	$10,989	$10,240	$10,076
11/17	$11,047	$10,227	$10,084
12/17	$11,065	$10,273	$10,094
01/18	$11,286	$10,155	$10,105
02/18	$11,296	$10,059	$10,116
03/18	$11,341	$10,123	$10,129
04/18	$11,468	$10,048	$10,142
05/18	$11,606	$10,120	$10,157
06/18	$11,641	$10,107	$10,171
07/18	$11,665	$10,110	$10,187
08/18	$11,772	$10,175	$10,203
09/18	$11,705	$10,109	$10,220
10/18	$11,699	$10,029	$10,238
11/18	$11,861	$10,089	$10,257
12/18	$11,945	$10,275	$10,277
01/19	$12,047	$10,384	$10,299
02/19	$12,061	$10,378	$10,318
03/19	$12,305	$10,577	$10,340
04/19	$12,317	$10,580	$10,360
05/19	$12,476	$10,768	$10,382
06/19	$12,489	$10,903	$10,403
07/19	$12,575	$10,927	$10,422
08/19	$12,722	$11,210	$10,440
09/19	$12,597	$11,150	$10,458
10/19	$12,719	$11,184	$10,475
11/19	$12,729	$11,178	$10,489
12/19	$12,720	$11,170	$10,504
01/20	$12,832	$11,385	$10,517
02/20	$12,944	$11,590	$10,530
03/20	$11,559	$11,522	$10,544
04/20	$11,594	$11,727	$10,544
05/20	$11,952	$11,781	$10,545
06/20	$12,583	$11,856	$10,546
07/20	$12,801	$12,033	$10,547
08/20	$13,045	$11,936	$10,548
09/20	$13,160	$11,929	$10,549
10/20	$13,370	$11,876	$10,549
11/20	$13,671	$11,992	$10,550
12/20	$13,904	$12,009	$10,551
01/21	$14,235	$11,923	$10,551
02/21	$14,575	$11,750	$10,552
03/21	$14,762	$11,604	$10,552
04/21	$14,787	$11,695	$10,552
05/21	$14,785	$11,734	$10,552
06/21	$14,782	$11,816	$10,553
07/21	$14,677	$11,948	$10,553
08/21	$14,696	$11,925	$10,553
09/21	$14,650	$11,822	$10,554
10/21	$14,657	$11,819	$10,554
11/21	$14,637	$11,854	$10,555
12/21	$14,653	$11,824	$10,556
01/22	$14,618	$11,569	$10,556
02/22	$14,457	$11,440	$10,556
03/22	$13,958	$11,122	$10,557
04/22	$13,784	$10,700	$10,558
05/22	$13,681	$10,769	$10,562
06/22	$13,197	$10,600	$10,568
07/22	$13,533	$10,859	$10,578
08/22	$13,242	$10,552	$10,598
09/22	$12,232	$10,096	$10,618
10/22	$11,697	$9,965	$10,643
11/22	$12,082	$10,332	$10,675
12/22	$12,065	$10,285	$10,712
01/23	$12,556	$10,602	$10,749
02/23	$12,217	$10,328	$10,786
03/23	$12,402	$10,590	$10,829
04/23	$12,452	$10,654	$10,872
05/23	$12,321	$10,538	$10,912
06/23	$12,267	$10,501	$10,959
07/23	$12,338	$10,493	$11,008
08/23	$12,223	$10,426	$11,059
09/23	$11,906	$10,161	$11,108
10/23	$11,620	$10,001	$11,159
11/23	$12,311	$10,454	$11,209
12/23	$12,984	$10,854	$11,261
01/24	$13,034	$10,824	$11,313
02/24	$12,823	$10,671	$11,361
03/24	$12,955	$10,770	$11,414
04/24	$12,522	$10,498	$11,465
05/24	$12,764	$10,676	$11,517
06/24	$12,944	$10,777	$11,568
07/24	$13,427	$11,028	$11,621
08/24	$13,830	$11,187	$11,675
09/24	$14,081	$11,337	$11,726
10/24	$13,625	$11,056	$11,774
11/24	$13,853	$11,173	$11,820
12/24	$13,676	$10,990	$11,867
01/25	$13,825	$11,048	$11,910
02/25	$14,285	$11,291	$11,950
03/25	$14,223	$11,295	$11,994
04/25	$14,552	$11,340	$12,037
05/25	$14,429	$11,258	$12,081
06/25	$14,671	$11,432	$12,124
07/25	$14,604	$11,401	$12,168
08/25	$14,887	$11,538	$12,214
09/25	$15,069	$11,664	$12,257
10/25	$15,212	$11,737	$12,301
11/25	$15,302	$11,809	$12,341
12/25	$15,314	$11,792	$12,383
01/26	$15,432	$11,805	$12,421
02/26	$15,692	$11,998	$12,456
03/26	$15,447	$11,786	$12,496
04/26	$15,472	$11,800	$12,534
05/26	$15,497	$11,836	$12,573

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	7.40	0.94	4.48
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,650,535,700
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 15,654,278
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Material Fund Change [Text Block]
C000255612
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Class S
Trading Symbol	CLMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mortgage Opportunities Fund Class S ($15,051)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,101	$10,180	$10,002
07/16	$10,181	$10,244	$10,003
08/16	$10,200	$10,232	$10,005
09/16	$10,320	$10,226	$10,007
10/16	$10,408	$10,148	$10,009
11/16	$10,424	$9,908	$10,010
12/16	$10,487	$9,922	$10,013
01/17	$10,538	$9,942	$10,017
02/17	$10,600	$10,008	$10,021
03/17	$10,662	$10,003	$10,024
04/17	$10,800	$10,080	$10,030
05/17	$10,950	$10,158	$10,036
06/17	$10,862	$10,148	$10,043
07/17	$10,872	$10,191	$10,051
08/17	$10,840	$10,283	$10,059
09/17	$10,929	$10,234	$10,067
10/17	$10,963	$10,240	$10,076
11/17	$11,018	$10,227	$10,084
12/17	$11,032	$10,273	$10,094
01/18	$11,250	$10,155	$10,105
02/18	$11,256	$10,059	$10,116
03/18	$11,298	$10,123	$10,129
04/18	$11,421	$10,048	$10,142
05/18	$11,555	$10,120	$10,157
06/18	$11,598	$10,107	$10,171
07/18	$11,619	$10,110	$10,187
08/18	$11,722	$10,175	$10,203
09/18	$11,652	$10,109	$10,220
10/18	$11,631	$10,029	$10,238
11/18	$11,800	$10,089	$10,257
12/18	$11,868	$10,275	$10,277
01/19	$11,978	$10,384	$10,299
02/19	$11,976	$10,378	$10,318
03/19	$12,215	$10,577	$10,340
04/19	$12,236	$10,580	$10,360
05/19	$12,378	$10,768	$10,382
06/19	$12,386	$10,903	$10,403
07/19	$12,468	$10,927	$10,422
08/19	$12,610	$11,210	$10,440
09/19	$12,482	$11,150	$10,458
10/19	$12,612	$11,184	$10,475
11/19	$12,619	$11,178	$10,489
12/19	$12,593	$11,170	$10,504
01/20	$12,701	$11,385	$10,517
02/20	$12,821	$11,590	$10,530
03/20	$11,435	$11,522	$10,544
04/20	$11,466	$11,727	$10,544
05/20	$11,816	$11,781	$10,545
06/20	$12,437	$11,856	$10,546
07/20	$12,661	$12,033	$10,547
08/20	$12,898	$11,936	$10,548
09/20	$12,995	$11,929	$10,549
10/20	$13,199	$11,876	$10,549
11/20	$13,492	$11,992	$10,550
12/20	$13,718	$12,009	$10,551
01/21	$14,041	$11,923	$10,551
02/21	$14,372	$11,750	$10,552
03/21	$14,566	$11,604	$10,552
04/21	$14,587	$11,695	$10,552
05/21	$14,567	$11,734	$10,552
06/21	$14,560	$11,816	$10,553
07/21	$14,452	$11,948	$10,553
08/21	$14,480	$11,925	$10,553
09/21	$14,417	$11,822	$10,554
10/21	$14,434	$11,819	$10,554
11/21	$14,410	$11,854	$10,555
12/21	$14,422	$11,824	$10,556
01/22	$14,383	$11,569	$10,556
02/22	$14,221	$11,440	$10,556
03/22	$13,727	$11,122	$10,557
04/22	$13,538	$10,700	$10,558
05/22	$13,433	$10,769	$10,562
06/22	$12,954	$10,600	$10,568
07/22	$13,294	$10,859	$10,578
08/22	$12,990	$10,552	$10,598
09/22	$12,010	$10,096	$10,618
10/22	$11,468	$9,965	$10,643
11/22	$11,842	$10,332	$10,675
12/22	$11,821	$10,285	$10,712
01/23	$12,299	$10,602	$10,749
02/23	$11,964	$10,328	$10,786
03/23	$12,141	$10,590	$10,829
04/23	$12,202	$10,654	$10,872
05/23	$12,055	$10,538	$10,912
06/23	$11,999	$10,501	$10,959
07/23	$12,065	$10,493	$11,008
08/23	$11,949	$10,426	$11,059
09/23	$11,651	$10,161	$11,108
10/23	$11,353	$10,001	$11,159
11/23	$12,025	$10,454	$11,209
12/23	$12,678	$10,854	$11,261
01/24	$12,739	$10,824	$11,313
02/24	$12,514	$10,671	$11,361
03/24	$12,639	$10,770	$11,414
04/24	$12,229	$10,498	$11,465
05/24	$12,446	$10,676	$11,517
06/24	$12,617	$10,777	$11,568
07/24	$13,084	$11,028	$11,621
08/24	$13,473	$11,187	$11,675
09/24	$13,714	$11,337	$11,726
10/24	$13,269	$11,056	$11,774
11/24	$13,490	$11,173	$11,820
12/24	$13,316	$10,990	$11,867
01/25	$13,443	$11,048	$11,910
02/25	$13,907	$11,291	$11,950
03/25	$13,846	$11,295	$11,994
04/25	$14,165	$11,340	$12,037
05/25	$14,044	$11,258	$12,081
06/25	$14,279	$11,432	$12,124
07/25	$14,212	$11,401	$12,168
08/25	$14,486	$11,538	$12,214
09/25	$14,662	$11,664	$12,257
10/25	$14,783	$11,737	$12,301
11/25	$14,887	$11,809	$12,341
12/25	$14,897	$11,792	$12,383
01/26	$15,011	$11,805	$12,421
02/26	$15,245	$11,998	$12,456
03/26	$15,005	$11,786	$12,496
04/26	$15,028	$11,800	$12,534
05/26	$15,051	$11,836	$12,573

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.17	0.66	4.17
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,650,535,700
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 15,654,278
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Material Fund Change [Text Block]
C000097356
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Class A
Trading Symbol	AUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Quality Income Fund Class A (including sales charges) ($10,923)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$9,699	$10,000	$10,000
06/16	$9,804	$10,180	$10,081
07/16	$9,802	$10,244	$10,102
08/16	$9,800	$10,232	$10,114
09/16	$9,870	$10,226	$10,141
10/16	$9,868	$10,148	$10,115
11/16	$9,698	$9,908	$9,941
12/16	$9,715	$9,922	$9,941
01/17	$9,713	$9,942	$9,938
02/17	$9,783	$10,008	$9,985
03/17	$9,783	$10,003	$9,988
04/17	$9,873	$10,080	$10,053
05/17	$9,947	$10,158	$10,116
06/17	$9,914	$10,148	$10,075
07/17	$9,953	$10,191	$10,121
08/17	$9,993	$10,283	$10,195
09/17	$9,998	$10,234	$10,172
10/17	$9,986	$10,240	$10,169
11/17	$9,976	$10,227	$10,154
12/17	$10,003	$10,273	$10,187
01/18	$9,938	$10,155	$10,068
02/18	$9,872	$10,059	$10,002
03/18	$9,912	$10,123	$10,066
04/18	$9,875	$10,048	$10,015
05/18	$9,970	$10,120	$10,085
06/18	$9,969	$10,107	$10,090
07/18	$9,949	$10,110	$10,079
08/18	$10,021	$10,175	$10,140
09/18	$9,943	$10,109	$10,078
10/18	$9,883	$10,029	$10,014
11/18	$9,993	$10,089	$10,105
12/18	$10,152	$10,275	$10,288
01/19	$10,231	$10,384	$10,370
02/19	$10,236	$10,378	$10,360
03/19	$10,412	$10,577	$10,511
04/19	$10,419	$10,580	$10,505
05/19	$10,579	$10,768	$10,641
06/19	$10,625	$10,903	$10,717
07/19	$10,671	$10,927	$10,760
08/19	$10,791	$11,210	$10,856
09/19	$10,757	$11,150	$10,864
10/19	$10,797	$11,184	$10,902
11/19	$10,797	$11,178	$10,911
12/19	$10,815	$11,170	$10,941
01/20	$10,931	$11,385	$11,018
02/20	$11,106	$11,590	$11,132
03/20	$10,522	$11,522	$11,250
04/20	$10,699	$11,727	$11,321
05/20	$10,877	$11,781	$11,335
06/20	$11,077	$11,856	$11,325
07/20	$11,159	$12,033	$11,345
08/20	$11,224	$11,936	$11,350
09/20	$11,257	$11,929	$11,337
10/20	$11,275	$11,876	$11,333
11/20	$11,355	$11,992	$11,341
12/20	$11,443	$12,009	$11,365
01/21	$11,568	$11,923	$11,374
02/21	$11,645	$11,750	$11,298
03/21	$11,675	$11,604	$11,240
04/21	$11,687	$11,695	$11,302
05/21	$11,677	$11,734	$11,282
06/21	$11,640	$11,816	$11,278
07/21	$11,664	$11,948	$11,348
08/21	$11,646	$11,925	$11,330
09/21	$11,590	$11,822	$11,289
10/21	$11,488	$11,819	$11,267
11/21	$11,473	$11,854	$11,257
12/21	$11,426	$11,824	$11,247
01/22	$11,265	$11,569	$11,080
02/22	$11,151	$11,440	$10,973
03/22	$10,711	$11,122	$10,687
04/22	$10,364	$10,700	$10,312
05/22	$10,422	$10,769	$10,426
06/22	$10,170	$10,600	$10,259
07/22	$10,518	$10,859	$10,589
08/22	$10,098	$10,552	$10,227
09/22	$9,411	$10,096	$9,710
10/22	$9,123	$9,965	$9,572
11/22	$9,540	$10,332	$9,962
12/22	$9,472	$10,285	$9,918
01/23	$9,797	$10,602	$10,245
02/23	$9,473	$10,328	$9,975
03/23	$9,690	$10,590	$10,169
04/23	$9,746	$10,654	$10,222
05/23	$9,611	$10,538	$10,147
06/23	$9,497	$10,501	$10,103
07/23	$9,487	$10,493	$10,096
08/23	$9,380	$10,426	$10,013
09/23	$9,075	$10,161	$9,694
10/23	$8,850	$10,001	$9,493
11/23	$9,370	$10,454	$9,988
12/23	$9,852	$10,854	$10,419
01/24	$9,846	$10,824	$10,371
02/24	$9,626	$10,671	$10,202
03/24	$9,707	$10,770	$10,310
04/24	$9,367	$10,498	$9,998
05/24	$9,560	$10,676	$10,198
06/24	$9,710	$10,777	$10,317
07/24	$10,056	$11,028	$10,589
08/24	$10,330	$11,187	$10,760
09/24	$10,498	$11,337	$10,888
10/24	$10,066	$11,056	$10,579
11/24	$10,210	$11,173	$10,720
12/24	$10,001	$10,990	$10,544
01/25	$10,065	$11,048	$10,598
02/25	$10,387	$11,291	$10,868
03/25	$10,377	$11,295	$10,866
04/25	$10,547	$11,340	$10,897
05/25	$10,402	$11,258	$10,798
06/25	$10,612	$11,432	$10,990
07/25	$10,523	$11,401	$10,945
08/25	$10,726	$11,538	$11,121
09/25	$10,825	$11,664	$11,256
10/25	$10,900	$11,737	$11,354
11/25	$10,986	$11,809	$11,424
12/25	$10,928	$11,792	$11,449
01/26	$10,936	$11,805	$11,496
02/26	$11,197	$11,998	$11,688
03/26	$10,948	$11,786	$11,495
04/26	$10,927	$11,800	$11,503
05/26	$10,923	$11,836	$11,537

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.00	(1.33)	1.20
Class A (including sales charges)	1.88	(1.93)	0.89
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,199,453,315
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 5,979,874
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Material Fund Change [Text Block]
C000097358
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Class C
Trading Symbol	AUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$167	1.64%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Quality Income Fund Class C (including sales charges) ($10,447)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,083	$10,180	$10,081
07/16	$10,093	$10,244	$10,102
08/16	$10,085	$10,232	$10,114
09/16	$10,151	$10,226	$10,141
10/16	$10,142	$10,148	$10,115
11/16	$9,962	$9,908	$9,941
12/16	$9,954	$9,922	$9,941
01/17	$9,964	$9,942	$9,938
02/17	$10,031	$10,008	$9,985
03/17	$10,024	$10,003	$9,988
04/17	$10,111	$10,080	$10,053
05/17	$10,180	$10,158	$10,116
06/17	$10,139	$10,148	$10,075
07/17	$10,154	$10,191	$10,121
08/17	$10,207	$10,283	$10,195
09/17	$10,187	$10,234	$10,172
10/17	$10,187	$10,240	$10,169
11/17	$10,152	$10,227	$10,154
12/17	$10,173	$10,273	$10,187
01/18	$10,101	$10,155	$10,068
02/18	$10,027	$10,059	$10,002
03/18	$10,080	$10,123	$10,066
04/18	$10,037	$10,048	$10,015
05/18	$10,126	$10,120	$10,085
06/18	$10,120	$10,107	$10,090
07/18	$10,093	$10,110	$10,079
08/18	$10,159	$10,175	$10,140
09/18	$10,074	$10,109	$10,078
10/18	$10,008	$10,029	$10,014
11/18	$10,113	$10,089	$10,105
12/18	$10,268	$10,275	$10,288
01/19	$10,340	$10,384	$10,370
02/19	$10,339	$10,378	$10,360
03/19	$10,511	$10,577	$10,511
04/19	$10,492	$10,580	$10,505
05/19	$10,647	$10,768	$10,641
06/19	$10,705	$10,903	$10,717
07/19	$10,744	$10,927	$10,760
08/19	$10,839	$11,210	$10,856
09/19	$10,798	$11,150	$10,864
10/19	$10,851	$11,184	$10,902
11/19	$10,845	$11,178	$10,911
12/19	$10,856	$11,170	$10,941
01/20	$10,965	$11,385	$11,018
02/20	$11,134	$11,590	$11,132
03/20	$10,543	$11,522	$11,250
04/20	$10,713	$11,727	$11,321
05/20	$10,884	$11,781	$11,335
06/20	$11,077	$11,856	$11,325
07/20	$11,152	$12,033	$11,345
08/20	$11,210	$11,936	$11,350
09/20	$11,230	$11,929	$11,337
10/20	$11,246	$11,876	$11,333
11/20	$11,319	$11,992	$11,341
12/20	$11,400	$12,009	$11,365
01/21	$11,516	$11,923	$11,374
02/21	$11,586	$11,750	$11,298
03/21	$11,608	$11,604	$11,240
04/21	$11,613	$11,695	$11,302
05/21	$11,596	$11,734	$11,282
06/21	$11,552	$11,816	$11,278
07/21	$11,569	$11,948	$11,348
08/21	$11,543	$11,925	$11,330
09/21	$11,476	$11,822	$11,289
10/21	$11,373	$11,819	$11,267
11/21	$11,351	$11,854	$11,257
12/21	$11,298	$11,824	$11,247
01/22	$11,127	$11,569	$11,080
02/22	$11,008	$11,440	$10,973
03/22	$10,567	$11,122	$10,687
04/22	$10,224	$10,700	$10,312
05/22	$10,269	$10,769	$10,426
06/22	$10,015	$10,600	$10,259
07/22	$10,356	$10,859	$10,589
08/22	$9,932	$10,552	$10,227
09/22	$9,252	$10,096	$9,710
10/22	$8,963	$9,965	$9,572
11/22	$9,367	$10,332	$9,962
12/22	$9,294	$10,285	$9,918
01/23	$9,606	$10,602	$10,245
02/23	$9,284	$10,328	$9,975
03/23	$9,491	$10,590	$10,169
04/23	$9,540	$10,654	$10,222
05/23	$9,401	$10,538	$10,147
06/23	$9,284	$10,501	$10,103
07/23	$9,269	$10,493	$10,096
08/23	$9,154	$10,426	$10,013
09/23	$8,856	$10,161	$9,694
10/23	$8,632	$10,001	$9,493
11/23	$9,126	$10,454	$9,988
12/23	$9,595	$10,854	$10,419
01/24	$9,583	$10,824	$10,371
02/24	$9,358	$10,671	$10,202
03/24	$9,436	$10,770	$10,310
04/24	$9,100	$10,498	$9,998
05/24	$9,283	$10,676	$10,198
06/24	$9,421	$10,777	$10,317
07/24	$9,751	$11,028	$10,589
08/24	$10,010	$11,187	$10,760
09/24	$10,166	$11,337	$10,888
10/24	$9,743	$11,056	$10,579
11/24	$9,875	$11,173	$10,720
12/24	$9,667	$10,990	$10,544
01/25	$9,723	$11,048	$10,598
02/25	$10,028	$11,291	$10,868
03/25	$10,012	$11,295	$10,866
04/25	$10,170	$11,340	$10,897
05/25	$10,025	$11,258	$10,798
06/25	$10,220	$11,432	$10,990
07/25	$10,128	$11,401	$10,945
08/25	$10,323	$11,538	$11,121
09/25	$10,405	$11,664	$11,256
10/25	$10,471	$11,737	$11,354
11/25	$10,547	$11,809	$11,424
12/25	$10,485	$11,792	$11,449
01/26	$10,485	$11,805	$11,496
02/26	$10,729	$11,998	$11,688
03/26	$10,484	$11,786	$11,495
04/26	$10,458	$11,800	$11,503
05/26	$10,447	$11,836	$11,537

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.22	(2.06)	0.44
Class C (including sales charges)	3.22	(2.06)	0.44
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,199,453,315
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 5,979,874
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Material Fund Change [Text Block]
C000097361
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional Class
Trading Symbol	CUGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Quality Income Fund Institutional Class ($11,557)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,110	$10,180	$10,081
07/16	$10,129	$10,244	$10,102
08/16	$10,129	$10,232	$10,114
09/16	$10,185	$10,226	$10,141
10/16	$10,185	$10,148	$10,115
11/16	$10,030	$9,908	$9,941
12/16	$10,031	$9,922	$9,941
01/17	$10,050	$9,942	$9,938
02/17	$10,106	$10,008	$9,985
03/17	$10,127	$10,003	$9,988
04/17	$10,223	$10,080	$10,053
05/17	$10,301	$10,158	$10,116
06/17	$10,250	$10,148	$10,075
07/17	$10,293	$10,191	$10,121
08/17	$10,355	$10,283	$10,195
09/17	$10,343	$10,234	$10,172
10/17	$10,333	$10,240	$10,169
11/17	$10,324	$10,227	$10,154
12/17	$10,355	$10,273	$10,187
01/18	$10,290	$10,155	$10,068
02/18	$10,223	$10,059	$10,002
03/18	$10,267	$10,123	$10,066
04/18	$10,251	$10,048	$10,015
05/18	$10,331	$10,120	$10,085
06/18	$10,333	$10,107	$10,090
07/18	$10,314	$10,110	$10,079
08/18	$10,411	$10,175	$10,140
09/18	$10,312	$10,109	$10,078
10/18	$10,273	$10,029	$10,014
11/18	$10,389	$10,089	$10,105
12/18	$10,557	$10,275	$10,288
01/19	$10,641	$10,384	$10,370
02/19	$10,648	$10,378	$10,360
03/19	$10,834	$10,577	$10,511
04/19	$10,824	$10,580	$10,505
05/19	$10,993	$10,768	$10,641
06/19	$11,063	$10,903	$10,717
07/19	$11,112	$10,927	$10,760
08/19	$11,220	$11,210	$10,856
09/19	$11,186	$11,150	$10,864
10/19	$11,251	$11,184	$10,902
11/19	$11,253	$11,178	$10,911
12/19	$11,274	$11,170	$10,941
01/20	$11,397	$11,385	$11,018
02/20	$11,561	$11,590	$11,132
03/20	$10,975	$11,522	$11,250
04/20	$11,142	$11,727	$11,321
05/20	$11,350	$11,781	$11,335
06/20	$11,561	$11,856	$11,325
07/20	$11,629	$12,033	$11,345
08/20	$11,700	$11,936	$11,350
09/20	$11,747	$11,929	$11,337
10/20	$11,773	$11,876	$11,333
11/20	$11,859	$11,992	$11,341
12/20	$11,954	$12,009	$11,365
01/21	$12,081	$11,923	$11,374
02/21	$12,164	$11,750	$11,298
03/21	$12,203	$11,604	$11,240
04/21	$12,218	$11,695	$11,302
05/21	$12,205	$11,734	$11,282
06/21	$12,168	$11,816	$11,278
07/21	$12,202	$11,948	$11,348
08/21	$12,185	$11,925	$11,330
09/21	$12,124	$11,822	$11,289
10/21	$12,020	$11,819	$11,267
11/21	$12,011	$11,854	$11,257
12/21	$11,960	$11,824	$11,247
01/22	$11,794	$11,569	$11,080
02/22	$11,676	$11,440	$10,973
03/22	$11,217	$11,122	$10,687
04/22	$10,861	$10,700	$10,312
05/22	$10,925	$10,769	$10,426
06/22	$10,657	$10,600	$10,259
07/22	$11,024	$10,859	$10,589
08/22	$10,585	$10,552	$10,227
09/22	$9,873	$10,096	$9,710
10/22	$9,572	$9,965	$9,572
11/22	$10,012	$10,332	$9,962
12/22	$9,943	$10,285	$9,918
01/23	$10,280	$10,602	$10,245
02/23	$9,942	$10,328	$9,975
03/23	$10,178	$10,590	$10,169
04/23	$10,239	$10,654	$10,222
05/23	$10,099	$10,538	$10,147
06/23	$9,981	$10,501	$10,103
07/23	$9,973	$10,493	$10,096
08/23	$9,857	$10,426	$10,013
09/23	$9,543	$10,161	$9,694
10/23	$9,309	$10,001	$9,493
11/23	$9,858	$10,454	$9,988
12/23	$10,367	$10,854	$10,419
01/24	$10,363	$10,824	$10,371
02/24	$10,127	$10,671	$10,202
03/24	$10,221	$10,770	$10,310
04/24	$9,864	$10,498	$9,998
05/24	$10,071	$10,676	$10,198
06/24	$10,230	$10,777	$10,317
07/24	$10,597	$11,028	$10,589
08/24	$10,883	$11,187	$10,760
09/24	$11,068	$11,337	$10,888
10/24	$10,615	$11,056	$10,579
11/24	$10,769	$11,173	$10,720
12/24	$10,551	$10,990	$10,544
01/25	$10,621	$11,048	$10,598
02/25	$10,963	$11,291	$10,868
03/25	$10,948	$11,295	$10,866
04/25	$11,130	$11,340	$10,897
05/25	$10,986	$11,258	$10,798
06/25	$11,209	$11,432	$10,990
07/25	$11,118	$11,401	$10,945
08/25	$11,335	$11,538	$11,121
09/25	$11,441	$11,664	$11,256
10/25	$11,518	$11,737	$11,354
11/25	$11,611	$11,809	$11,424
12/25	$11,552	$11,792	$11,449
01/26	$11,568	$11,805	$11,496
02/26	$11,840	$11,998	$11,688
03/26	$11,586	$11,786	$11,495
04/26	$11,566	$11,800	$11,503
05/26	$11,557	$11,836	$11,537

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.20	(1.09)	1.46
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,199,453,315
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 5,979,874
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Material Fund Change [Text Block]
C000121134
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Quality Income Fund Institutional 2 Class ($11,643)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,093	$10,180	$10,081
07/16	$10,112	$10,244	$10,102
08/16	$10,113	$10,232	$10,114
09/16	$10,169	$10,226	$10,141
10/16	$10,170	$10,148	$10,115
11/16	$10,016	$9,908	$9,941
12/16	$10,017	$9,922	$9,941
01/17	$10,037	$9,942	$9,938
02/17	$10,112	$10,008	$9,985
03/17	$10,115	$10,003	$9,988
04/17	$10,211	$10,080	$10,053
05/17	$10,290	$10,158	$10,116
06/17	$10,258	$10,148	$10,075
07/17	$10,282	$10,191	$10,121
08/17	$10,346	$10,283	$10,195
09/17	$10,335	$10,234	$10,172
10/17	$10,345	$10,240	$10,169
11/17	$10,318	$10,227	$10,154
12/17	$10,350	$10,273	$10,187
01/18	$10,287	$10,155	$10,068
02/18	$10,220	$10,059	$10,002
03/18	$10,284	$10,123	$10,066
04/18	$10,249	$10,048	$10,015
05/18	$10,350	$10,120	$10,085
06/18	$10,353	$10,107	$10,090
07/18	$10,315	$10,110	$10,079
08/18	$10,413	$10,175	$10,140
09/18	$10,316	$10,109	$10,078
10/18	$10,277	$10,029	$10,014
11/18	$10,395	$10,089	$10,105
12/18	$10,564	$10,275	$10,288
01/19	$10,649	$10,384	$10,370
02/19	$10,657	$10,378	$10,360
03/19	$10,844	$10,577	$10,511
04/19	$10,834	$10,580	$10,505
05/19	$11,004	$10,768	$10,641
06/19	$11,075	$10,903	$10,717
07/19	$11,125	$10,927	$10,760
08/19	$11,235	$11,210	$10,856
09/19	$11,201	$11,150	$10,864
10/19	$11,267	$11,184	$10,902
11/19	$11,270	$11,178	$10,911
12/19	$11,293	$11,170	$10,941
01/20	$11,417	$11,385	$11,018
02/20	$11,582	$11,590	$11,132
03/20	$10,996	$11,522	$11,250
04/20	$11,184	$11,727	$11,321
05/20	$11,373	$11,781	$11,335
06/20	$11,585	$11,856	$11,325
07/20	$11,654	$12,033	$11,345
08/20	$11,725	$11,936	$11,350
09/20	$11,773	$11,929	$11,337
10/20	$11,800	$11,876	$11,333
11/20	$11,887	$11,992	$11,341
12/20	$11,983	$12,009	$11,365
01/21	$12,112	$11,923	$11,374
02/21	$12,201	$11,750	$11,298
03/21	$12,236	$11,604	$11,240
04/21	$12,252	$11,695	$11,302
05/21	$12,239	$11,734	$11,282
06/21	$12,209	$11,816	$11,278
07/21	$12,238	$11,948	$11,348
08/21	$12,223	$11,925	$11,330
09/21	$12,162	$11,822	$11,289
10/21	$12,064	$11,819	$11,267
11/21	$12,051	$11,854	$11,257
12/21	$12,006	$11,824	$11,247
01/22	$11,834	$11,569	$11,080
02/22	$11,717	$11,440	$10,973
03/22	$11,258	$11,122	$10,687
04/22	$10,901	$10,700	$10,312
05/22	$10,965	$10,769	$10,426
06/22	$10,703	$10,600	$10,259
07/22	$11,067	$10,859	$10,589
08/22	$10,633	$10,552	$10,227
09/22	$9,913	$10,096	$9,710
10/22	$9,612	$9,965	$9,572
11/22	$10,054	$10,332	$9,962
12/22	$9,985	$10,285	$9,918
01/23	$10,331	$10,602	$10,245
02/23	$9,986	$10,328	$9,975
03/23	$10,224	$10,590	$10,169
04/23	$10,286	$10,654	$10,222
05/23	$10,146	$10,538	$10,147
06/23	$10,029	$10,501	$10,103
07/23	$10,021	$10,493	$10,096
08/23	$9,905	$10,426	$10,013
09/23	$9,591	$10,161	$9,694
10/23	$9,357	$10,001	$9,493
11/23	$9,903	$10,454	$9,988
12/23	$10,421	$10,854	$10,419
01/24	$10,419	$10,824	$10,371
02/24	$10,182	$10,671	$10,202
03/24	$10,277	$10,770	$10,310
04/24	$9,919	$10,498	$9,998
05/24	$10,128	$10,676	$10,198
06/24	$10,289	$10,777	$10,317
07/24	$10,659	$11,028	$10,589
08/24	$10,947	$11,187	$10,760
09/24	$11,134	$11,337	$10,888
10/24	$10,679	$11,056	$10,579
11/24	$10,829	$11,173	$10,720
12/24	$10,616	$10,990	$10,544
01/25	$10,687	$11,048	$10,598
02/25	$11,032	$11,291	$10,868
03/25	$11,018	$11,295	$10,866
04/25	$11,202	$11,340	$10,897
05/25	$11,057	$11,258	$10,798
06/25	$11,284	$11,432	$10,990
07/25	$11,192	$11,401	$10,945
08/25	$11,412	$11,538	$11,121
09/25	$11,520	$11,664	$11,256
10/25	$11,597	$11,737	$11,354
11/25	$11,692	$11,809	$11,424
12/25	$11,633	$11,792	$11,449
01/26	$11,650	$11,805	$11,496
02/26	$11,925	$11,998	$11,688
03/26	$11,670	$11,786	$11,495
04/26	$11,650	$11,800	$11,503
05/26	$11,643	$11,836	$11,537

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.30	(0.99)	1.53
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,199,453,315
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 5,979,874
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Material Fund Change [Text Block]
C000149222
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CUGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Quality Income Fund Institutional 3 Class ($11,721)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,112	$10,180	$10,081
07/16	$10,114	$10,244	$10,102
08/16	$10,115	$10,232	$10,114
09/16	$10,191	$10,226	$10,141
10/16	$10,192	$10,148	$10,115
11/16	$10,019	$9,908	$9,941
12/16	$10,039	$9,922	$9,941
01/17	$10,060	$9,942	$9,938
02/17	$10,117	$10,008	$9,985
03/17	$10,139	$10,003	$9,988
04/17	$10,217	$10,080	$10,053
05/17	$10,316	$10,158	$10,116
06/17	$10,265	$10,148	$10,075
07/17	$10,310	$10,191	$10,121
08/17	$10,354	$10,283	$10,195
09/17	$10,362	$10,234	$10,172
10/17	$10,353	$10,240	$10,169
11/17	$10,346	$10,227	$10,154
12/17	$10,378	$10,273	$10,187
01/18	$10,314	$10,155	$10,068
02/18	$10,248	$10,059	$10,002
03/18	$10,293	$10,123	$10,066
04/18	$10,278	$10,048	$10,015
05/18	$10,360	$10,120	$10,085
06/18	$10,364	$10,107	$10,090
07/18	$10,346	$10,110	$10,079
08/18	$10,444	$10,175	$10,140
09/18	$10,346	$10,109	$10,078
10/18	$10,307	$10,029	$10,014
11/18	$10,426	$10,089	$10,105
12/18	$10,597	$10,275	$10,288
01/19	$10,683	$10,384	$10,370
02/19	$10,671	$10,378	$10,360
03/19	$10,860	$10,577	$10,511
04/19	$10,870	$10,580	$10,505
05/19	$11,042	$10,768	$10,641
06/19	$11,114	$10,903	$10,717
07/19	$11,165	$10,927	$10,760
08/19	$11,275	$11,210	$10,856
09/19	$11,242	$11,150	$10,864
10/19	$11,308	$11,184	$10,902
11/19	$11,312	$11,178	$10,911
12/19	$11,335	$11,170	$10,941
01/20	$11,460	$11,385	$11,018
02/20	$11,627	$11,590	$11,132
03/20	$11,037	$11,522	$11,250
04/20	$11,206	$11,727	$11,321
05/20	$11,418	$11,781	$11,335
06/20	$11,632	$11,856	$11,325
07/20	$11,702	$12,033	$11,345
08/20	$11,775	$11,936	$11,350
09/20	$11,818	$11,929	$11,337
10/20	$11,846	$11,876	$11,333
11/20	$11,934	$11,992	$11,341
12/20	$12,031	$12,009	$11,365
01/21	$12,161	$11,923	$11,374
02/21	$12,246	$11,750	$11,298
03/21	$12,286	$11,604	$11,240
04/21	$12,303	$11,695	$11,302
05/21	$12,290	$11,734	$11,282
06/21	$12,255	$11,816	$11,278
07/21	$12,290	$11,948	$11,348
08/21	$12,275	$11,925	$11,330
09/21	$12,214	$11,822	$11,289
10/21	$12,115	$11,819	$11,267
11/21	$12,103	$11,854	$11,257
12/21	$12,057	$11,824	$11,247
01/22	$11,885	$11,569	$11,080
02/22	$11,773	$11,440	$10,973
03/22	$11,309	$11,122	$10,687
04/22	$10,950	$10,700	$10,312
05/22	$11,015	$10,769	$10,426
06/22	$10,751	$10,600	$10,259
07/22	$11,118	$10,859	$10,589
08/22	$10,681	$10,552	$10,227
09/22	$9,960	$10,096	$9,710
10/22	$9,657	$9,965	$9,572
11/22	$10,104	$10,332	$9,962
12/22	$10,034	$10,285	$9,918
01/23	$10,378	$10,602	$10,245
02/23	$10,036	$10,328	$9,975
03/23	$10,276	$10,590	$10,169
04/23	$10,334	$10,654	$10,222
05/23	$10,198	$10,538	$10,147
06/23	$10,080	$10,501	$10,103
07/23	$10,073	$10,493	$10,096
08/23	$9,962	$10,426	$10,013
09/23	$9,639	$10,161	$9,694
10/23	$9,409	$10,001	$9,493
11/23	$9,960	$10,454	$9,988
12/23	$10,478	$10,854	$10,419
01/24	$10,476	$10,824	$10,371
02/24	$10,243	$10,671	$10,202
03/24	$10,333	$10,770	$10,310
04/24	$9,972	$10,498	$9,998
05/24	$10,183	$10,676	$10,198
06/24	$10,346	$10,777	$10,317
07/24	$10,720	$11,028	$10,589
08/24	$11,011	$11,187	$10,760
09/24	$11,201	$11,337	$10,888
10/24	$10,741	$11,056	$10,579
11/24	$10,898	$11,173	$10,720
12/24	$10,678	$10,990	$10,544
01/25	$10,750	$11,048	$10,598
02/25	$11,099	$11,291	$10,868
03/25	$11,085	$11,295	$10,866
04/25	$11,272	$11,340	$10,897
05/25	$11,126	$11,258	$10,798
06/25	$11,354	$11,432	$10,990
07/25	$11,262	$11,401	$10,945
08/25	$11,484	$11,538	$11,121
09/25	$11,594	$11,664	$11,256
10/25	$11,672	$11,737	$11,354
11/25	$11,768	$11,809	$11,424
12/25	$11,709	$11,792	$11,449
01/26	$11,727	$11,805	$11,496
02/26	$12,005	$11,998	$11,688
03/26	$11,747	$11,786	$11,495
04/26	$11,728	$11,800	$11,503
05/26	$11,721	$11,836	$11,537

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.35	(0.94)	1.60
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,199,453,315
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 5,979,874
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Material Fund Change [Text Block]
C000097571
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class A
Trading Symbol	SLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$97	0.82%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Value Fund Class A (including sales charges) ($32,702)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$9,424	$10,000	$10,000
06/16	$9,420	$10,026	$10,086
07/16	$9,771	$10,396	$10,379
08/16	$9,912	$10,410	$10,459
09/16	$9,943	$10,412	$10,438
10/16	$9,859	$10,222	$10,276
11/16	$10,633	$10,601	$10,863
12/16	$10,900	$10,810	$11,134
01/17	$10,967	$11,015	$11,214
02/17	$11,395	$11,453	$11,617
03/17	$11,290	$11,466	$11,498
04/17	$11,371	$11,584	$11,477
05/17	$11,390	$11,747	$11,466
06/17	$11,543	$11,820	$11,653
07/17	$11,652	$12,063	$11,808
08/17	$11,600	$12,100	$11,670
09/17	$12,142	$12,350	$12,016
10/17	$12,271	$12,638	$12,103
11/17	$12,828	$13,026	$12,474
12/17	$13,086	$13,170	$12,656
01/18	$13,615	$13,924	$13,145
02/18	$12,867	$13,411	$12,518
03/18	$12,587	$13,070	$12,297
04/18	$12,682	$13,121	$12,338
05/18	$12,802	$13,436	$12,411
06/18	$12,807	$13,519	$12,442
07/18	$13,361	$14,022	$12,934
08/18	$13,405	$14,479	$13,125
09/18	$13,490	$14,562	$13,152
10/18	$12,537	$13,566	$12,471
11/18	$12,717	$13,843	$12,843
12/18	$11,477	$12,593	$11,610
01/19	$12,547	$13,602	$12,513
02/19	$12,787	$14,039	$12,913
03/19	$12,772	$14,312	$12,995
04/19	$13,466	$14,891	$13,456
05/19	$12,151	$13,945	$12,591
06/19	$13,189	$14,928	$13,495
07/19	$13,362	$15,142	$13,607
08/19	$12,772	$14,902	$13,206
09/19	$13,122	$15,181	$13,678
10/19	$13,471	$15,510	$13,869
11/19	$14,009	$16,073	$14,298
12/19	$14,528	$16,558	$14,691
01/20	$13,811	$16,551	$14,375
02/20	$12,485	$15,189	$12,983
03/20	$10,291	$13,313	$10,764
04/20	$11,724	$15,020	$11,974
05/20	$12,032	$15,735	$12,385
06/20	$12,328	$16,048	$12,302
07/20	$12,938	$16,953	$12,789
08/20	$13,548	$18,171	$13,317
09/20	$13,101	$17,481	$12,990
10/20	$12,871	$17,016	$12,820
11/20	$14,841	$18,879	$14,544
12/20	$15,416	$19,604	$15,102
01/21	$15,584	$19,407	$14,963
02/21	$16,667	$19,942	$15,868
03/21	$17,696	$20,815	$16,801
04/21	$18,382	$21,926	$17,473
05/21	$19,164	$22,079	$17,881
06/21	$18,659	$22,594	$17,676
07/21	$18,406	$23,131	$17,818
08/21	$18,490	$23,835	$18,171
09/21	$17,955	$22,726	$17,539
10/21	$19,014	$24,318	$18,429
11/21	$18,388	$24,150	$17,780
12/21	$19,480	$25,232	$18,901
01/22	$19,518	$23,926	$18,461
02/22	$19,876	$23,210	$18,247
03/22	$20,093	$24,072	$18,762
04/22	$18,963	$21,973	$17,704
05/22	$19,423	$22,013	$18,048
06/22	$17,419	$20,196	$16,471
07/22	$18,312	$22,058	$17,563
08/22	$18,032	$21,158	$17,040
09/22	$16,736	$19,210	$15,546
10/22	$18,663	$20,765	$17,140
11/22	$20,099	$21,925	$18,211
12/22	$19,269	$20,662	$17,477
01/23	$20,142	$21,961	$18,382
02/23	$19,450	$21,425	$17,734
03/23	$18,985	$22,211	$17,652
04/23	$19,036	$22,558	$17,918
05/23	$18,260	$22,656	$17,227
06/23	$19,612	$24,153	$18,372
07/23	$20,252	$24,929	$19,018
08/23	$19,373	$24,532	$18,504
09/23	$18,629	$23,362	$17,790
10/23	$18,176	$22,871	$17,162
11/23	$19,276	$24,960	$18,457
12/23	$20,334	$26,094	$19,480
01/24	$20,226	$26,532	$19,500
02/24	$20,676	$27,949	$20,219
03/24	$22,052	$28,848	$21,230
04/24	$21,414	$27,670	$20,323
05/24	$22,401	$29,042	$20,968
06/24	$22,105	$30,084	$20,770
07/24	$22,971	$30,450	$21,832
08/24	$23,219	$31,189	$22,418
09/24	$23,488	$31,855	$22,729
10/24	$23,166	$31,566	$22,479
11/24	$24,327	$33,419	$23,914
12/24	$22,885	$32,622	$22,279
01/25	$23,794	$33,531	$23,310
02/25	$23,808	$33,093	$23,405
03/25	$23,537	$31,229	$22,755
04/25	$22,795	$31,017	$22,061
05/25	$23,988	$32,969	$22,836
06/25	$24,945	$34,646	$23,616
07/25	$24,841	$35,424	$23,752
08/25	$26,152	$36,142	$24,509
09/25	$26,769	$37,461	$24,875
10/25	$27,233	$38,338	$24,985
11/25	$28,128	$38,432	$25,648
12/25	$29,203	$38,455	$25,822
01/26	$30,613	$39,013	$27,001
02/26	$32,099	$38,717	$27,701
03/26	$29,957	$36,789	$26,365
04/26	$31,842	$40,649	$28,515
05/26	$32,702	$42,788	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	36.33	11.28	13.25
Class A (including sales charges)	28.49	9.97	12.58
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,018,175,580
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 17,775,205
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Material Fund Change [Text Block]
C000097573
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class C
Trading Symbol	SVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$185	1.57%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Value Fund Class C (including sales charges) ($32,209)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$9,995	$10,026	$10,086
07/16	$10,358	$10,396	$10,379
08/16	$10,504	$10,410	$10,459
09/16	$10,524	$10,412	$10,438
10/16	$10,434	$10,222	$10,276
11/16	$11,246	$10,601	$10,863
12/16	$11,516	$10,810	$11,134
01/17	$11,582	$11,015	$11,214
02/17	$12,029	$11,453	$11,617
03/17	$11,914	$11,466	$11,498
04/17	$11,991	$11,584	$11,477
05/17	$12,002	$11,747	$11,466
06/17	$12,154	$11,820	$11,653
07/17	$12,264	$12,063	$11,808
08/17	$12,198	$12,100	$11,670
09/17	$12,760	$12,350	$12,016
10/17	$12,891	$12,638	$12,103
11/17	$13,464	$13,026	$12,474
12/17	$13,728	$13,170	$12,656
01/18	$14,269	$13,924	$13,145
02/18	$13,477	$13,411	$12,518
03/18	$13,181	$13,070	$12,297
04/18	$13,266	$13,121	$12,338
05/18	$13,386	$13,436	$12,411
06/18	$13,380	$13,519	$12,442
07/18	$13,950	$14,022	$12,934
08/18	$13,990	$14,479	$13,125
09/18	$14,070	$14,562	$13,152
10/18	$13,067	$13,566	$12,471
11/18	$13,249	$13,843	$12,843
12/18	$11,951	$12,593	$11,610
01/19	$13,055	$13,602	$12,513
02/19	$13,298	$14,039	$12,913
03/19	$13,268	$14,312	$12,995
04/19	$13,986	$14,891	$13,456
05/19	$12,610	$13,945	$12,591
06/19	$13,677	$14,928	$13,495
07/19	$13,849	$15,142	$13,607
08/19	$13,227	$14,902	$13,206
09/19	$13,583	$15,181	$13,678
10/19	$13,938	$15,510	$13,869
11/19	$14,484	$16,073	$14,298
12/19	$15,008	$16,558	$14,691
01/20	$14,265	$16,551	$14,375
02/20	$12,881	$15,189	$12,983
03/20	$10,613	$13,313	$10,764
04/20	$12,087	$15,020	$11,974
05/20	$12,398	$15,735	$12,385
06/20	$12,690	$16,048	$12,302
07/20	$13,312	$16,953	$12,789
08/20	$13,928	$18,171	$13,317
09/20	$13,458	$17,481	$12,990
10/20	$13,217	$17,016	$12,820
11/20	$15,231	$18,879	$14,544
12/20	$15,814	$19,604	$15,102
01/21	$15,971	$19,407	$14,963
02/21	$17,071	$19,942	$15,868
03/21	$18,116	$20,815	$16,801
04/21	$18,806	$21,926	$17,473
05/21	$19,592	$22,079	$17,881
06/21	$19,066	$22,594	$17,676
07/21	$18,799	$23,131	$17,818
08/21	$18,868	$23,835	$18,171
09/21	$18,307	$22,726	$17,539
10/21	$19,380	$24,318	$18,429
11/21	$18,731	$24,150	$17,780
12/21	$19,830	$25,232	$18,901
01/22	$19,859	$23,926	$18,461
02/22	$20,206	$23,210	$18,247
03/22	$20,416	$24,072	$18,762
04/22	$19,258	$21,973	$17,704
05/22	$19,707	$22,013	$18,048
06/22	$17,667	$20,196	$16,471
07/22	$18,564	$22,058	$17,563
08/22	$18,260	$21,158	$17,040
09/22	$16,937	$19,210	$15,546
10/22	$18,875	$20,765	$17,140
11/22	$20,322	$21,925	$18,211
12/22	$19,468	$20,662	$17,477
01/23	$20,342	$21,961	$18,382
02/23	$19,628	$21,425	$17,734
03/23	$19,148	$22,211	$17,652
04/23	$19,192	$22,558	$17,918
05/23	$18,391	$22,656	$17,227
06/23	$19,745	$24,153	$18,372
07/23	$20,371	$24,929	$19,018
08/23	$19,475	$24,532	$18,504
09/23	$18,711	$23,362	$17,790
10/23	$18,245	$22,871	$17,162
11/23	$19,344	$24,960	$18,457
12/23	$20,388	$26,094	$19,480
01/24	$20,275	$26,532	$19,500
02/24	$20,704	$27,949	$20,219
03/24	$22,072	$28,848	$21,230
04/24	$21,426	$27,670	$20,323
05/24	$22,396	$29,042	$20,968
06/24	$22,087	$30,084	$20,770
07/24	$22,937	$30,450	$21,832
08/24	$23,163	$31,189	$22,418
09/24	$23,418	$31,855	$22,729
10/24	$23,088	$31,566	$22,479
11/24	$24,223	$33,419	$23,914
12/24	$22,773	$32,622	$22,279
01/25	$23,663	$33,531	$23,310
02/25	$23,663	$33,093	$23,405
03/25	$23,377	$31,229	$22,755
04/25	$22,634	$31,017	$22,061
05/25	$23,802	$32,969	$22,836
06/25	$24,731	$34,646	$23,616
07/25	$24,615	$35,424	$23,752
08/25	$25,899	$36,142	$24,509
09/25	$26,487	$37,461	$24,875
10/25	$26,936	$38,338	$24,985
11/25	$27,803	$38,432	$25,648
12/25	$28,842	$38,455	$25,822
01/26	$30,226	$39,013	$27,001
02/26	$31,669	$38,717	$27,701
03/26	$29,534	$36,789	$26,365
04/26	$31,374	$40,649	$28,515
05/26	$32,209	$42,788	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	35.32	10.45	12.41
Class C (including sales charges)	34.32	10.45	12.41
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,018,175,580
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 17,775,205
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Material Fund Change [Text Block]
C000097579
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Value Fund Institutional Class ($35,588)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,000	$10,026	$10,086
07/16	$10,375	$10,396	$10,379
08/16	$10,529	$10,410	$10,459
09/16	$10,560	$10,412	$10,438
10/16	$10,474	$10,222	$10,276
11/16	$11,297	$10,601	$10,863
12/16	$11,586	$10,810	$11,134
01/17	$11,655	$11,015	$11,214
02/17	$12,114	$11,453	$11,617
03/17	$12,012	$11,466	$11,498
04/17	$12,100	$11,584	$11,477
05/17	$12,119	$11,747	$11,466
06/17	$12,285	$11,820	$11,653
07/17	$12,403	$12,063	$11,808
08/17	$12,349	$12,100	$11,670
09/17	$12,931	$12,350	$12,016
10/17	$13,073	$12,638	$12,103
11/17	$13,664	$13,026	$12,474
12/17	$13,945	$13,170	$12,656
01/18	$14,509	$13,924	$13,145
02/18	$13,715	$13,411	$12,518
03/18	$13,423	$13,070	$12,297
04/18	$13,525	$13,121	$12,338
05/18	$13,653	$13,436	$12,411
06/18	$13,664	$13,519	$12,442
07/18	$14,253	$14,022	$12,934
08/18	$14,304	$14,479	$13,125
09/18	$14,402	$14,562	$13,152
10/18	$13,387	$13,566	$12,471
11/18	$13,581	$13,843	$12,843
12/18	$12,259	$12,593	$11,610
01/19	$13,408	$13,602	$12,513
02/19	$13,666	$14,039	$12,913
03/19	$13,650	$14,312	$12,995
04/19	$14,401	$14,891	$13,456
05/19	$12,989	$13,945	$12,591
06/19	$14,106	$14,928	$13,495
07/19	$14,294	$15,142	$13,607
08/19	$13,666	$14,902	$13,206
09/19	$14,042	$15,181	$13,678
10/19	$14,423	$15,510	$13,869
11/19	$14,997	$16,073	$14,298
12/19	$15,556	$16,558	$14,691
01/20	$14,796	$16,551	$14,375
02/20	$13,375	$15,189	$12,983
03/20	$11,027	$13,313	$10,764
04/20	$12,569	$15,020	$11,974
05/20	$12,897	$15,735	$12,385
06/20	$13,220	$16,048	$12,302
07/20	$13,876	$16,953	$12,789
08/20	$14,532	$18,171	$13,317
09/20	$14,054	$17,481	$12,990
10/20	$13,818	$17,016	$12,820
11/20	$15,930	$18,879	$14,544
12/20	$16,556	$19,604	$15,102
01/21	$16,736	$19,407	$14,963
02/21	$17,898	$19,942	$15,868
03/21	$19,011	$20,815	$16,801
04/21	$19,753	$21,926	$17,473
05/21	$20,593	$22,079	$17,881
06/21	$20,056	$22,594	$17,676
07/21	$19,790	$23,131	$17,818
08/21	$19,883	$23,835	$18,171
09/21	$19,314	$22,726	$17,539
10/21	$20,457	$24,318	$18,429
11/21	$19,790	$24,150	$17,780
12/21	$20,968	$25,232	$18,901
01/22	$21,013	$23,926	$18,461
02/22	$21,400	$23,210	$18,247
03/22	$21,643	$24,072	$18,762
04/22	$20,430	$21,973	$17,704
05/22	$20,922	$22,013	$18,048
06/22	$18,772	$20,196	$16,471
07/22	$19,742	$22,058	$17,563
08/22	$19,440	$21,158	$17,040
09/22	$18,044	$19,210	$15,546
10/22	$20,129	$20,765	$17,140
11/22	$21,682	$21,925	$18,211
12/22	$20,794	$20,662	$17,477
01/23	$21,740	$21,961	$18,382
02/23	$20,994	$21,425	$17,734
03/23	$20,502	$22,211	$17,652
04/23	$20,562	$22,558	$17,918
05/23	$19,723	$22,656	$17,227
06/23	$21,187	$24,153	$18,372
07/23	$21,886	$24,929	$19,018
08/23	$20,934	$24,532	$18,504
09/23	$20,136	$23,362	$17,790
10/23	$19,650	$22,871	$17,162
11/23	$20,841	$24,960	$18,457
12/23	$21,990	$26,094	$19,480
01/24	$21,886	$26,532	$19,500
02/24	$22,370	$27,949	$20,219
03/24	$23,870	$28,848	$21,230
04/24	$23,186	$27,670	$20,323
05/24	$24,257	$29,042	$20,968
06/24	$23,946	$30,084	$20,770
07/24	$24,886	$30,450	$21,832
08/24	$25,155	$31,189	$22,418
09/24	$25,452	$31,855	$22,729
10/24	$25,114	$31,566	$22,479
11/24	$26,372	$33,419	$23,914
12/24	$24,813	$32,622	$22,279
01/25	$25,806	$33,531	$23,310
02/25	$25,828	$33,093	$23,405
03/25	$25,535	$31,229	$22,755
04/25	$24,742	$31,017	$22,061
05/25	$26,042	$32,969	$22,836
06/25	$27,086	$34,646	$23,616
07/25	$26,978	$35,424	$23,752
08/25	$28,408	$36,142	$24,509
09/25	$29,080	$37,461	$24,875
10/25	$29,594	$38,338	$24,985
11/25	$30,573	$38,432	$25,648
12/25	$31,742	$38,455	$25,822
01/26	$33,293	$39,013	$27,001
02/26	$34,913	$38,717	$27,701
03/26	$32,587	$36,789	$26,365
04/26	$34,642	$40,649	$28,515
05/26	$35,588	$42,788	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	36.65	11.56	13.54
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,018,175,580
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 17,775,205
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Material Fund Change [Text Block]
C000097577
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Value Fund Institutional 2 Class ($35,822)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,000	$10,026	$10,086
07/16	$10,375	$10,396	$10,379
08/16	$10,528	$10,410	$10,459
09/16	$10,565	$10,412	$10,438
10/16	$10,479	$10,222	$10,276
11/16	$11,305	$10,601	$10,863
12/16	$11,590	$10,810	$11,134
01/17	$11,663	$11,015	$11,214
02/17	$12,123	$11,453	$11,617
03/17	$12,020	$11,466	$11,498
04/17	$12,108	$11,584	$11,477
05/17	$12,133	$11,747	$11,466
06/17	$12,299	$11,820	$11,653
07/17	$12,416	$12,063	$11,808
08/17	$12,362	$12,100	$11,670
09/17	$12,944	$12,350	$12,016
10/17	$13,086	$12,638	$12,103
11/17	$13,683	$13,026	$12,474
12/17	$13,959	$13,170	$12,656
01/18	$14,529	$13,924	$13,145
02/18	$13,734	$13,411	$12,518
03/18	$13,441	$13,070	$12,297
04/18	$13,544	$13,121	$12,338
05/18	$13,672	$13,436	$12,411
06/18	$13,682	$13,519	$12,442
07/18	$14,278	$14,022	$12,934
08/18	$14,329	$14,479	$13,125
09/18	$14,421	$14,562	$13,152
10/18	$13,410	$13,566	$12,471
11/18	$13,605	$13,843	$12,843
12/18	$12,284	$12,593	$11,610
01/19	$13,430	$13,602	$12,513
02/19	$13,688	$14,039	$12,913
03/19	$13,672	$14,312	$12,995
04/19	$14,425	$14,891	$13,456
05/19	$13,015	$13,945	$12,591
06/19	$14,134	$14,928	$13,495
07/19	$14,322	$15,142	$13,607
08/19	$13,693	$14,902	$13,206
09/19	$14,070	$15,181	$13,678
10/19	$14,451	$15,510	$13,869
11/19	$15,027	$16,073	$14,298
12/19	$15,588	$16,558	$14,691
01/20	$14,827	$16,551	$14,375
02/20	$13,403	$15,189	$12,983
03/20	$11,050	$13,313	$10,764
04/20	$12,595	$15,020	$11,974
05/20	$12,930	$15,735	$12,385
06/20	$13,247	$16,048	$12,302
07/20	$13,916	$16,953	$12,789
08/20	$14,573	$18,171	$13,317
09/20	$14,089	$17,481	$12,990
10/20	$13,852	$17,016	$12,820
11/20	$15,975	$18,879	$14,544
12/20	$16,600	$19,604	$15,102
01/21	$16,780	$19,407	$14,963
02/21	$17,952	$19,942	$15,868
03/21	$19,067	$20,815	$16,801
04/21	$19,811	$21,926	$17,473
05/21	$20,654	$22,079	$17,881
06/21	$20,115	$22,594	$17,676
07/21	$19,855	$23,131	$17,818
08/21	$19,941	$23,835	$18,171
09/21	$19,371	$22,726	$17,539
10/21	$20,524	$24,318	$18,429
11/21	$19,855	$24,150	$17,780
12/21	$21,035	$25,232	$18,901
01/22	$21,081	$23,926	$18,461
02/22	$21,475	$23,210	$18,247
03/22	$21,719	$24,072	$18,762
04/22	$20,502	$21,973	$17,704
05/22	$20,995	$22,013	$18,048
06/22	$18,839	$20,196	$16,471
07/22	$19,812	$22,058	$17,563
08/22	$19,509	$21,158	$17,040
09/22	$18,109	$19,210	$15,546
10/22	$20,200	$20,765	$17,140
11/22	$21,765	$21,925	$18,211
12/22	$20,873	$20,662	$17,477
01/23	$21,829	$21,961	$18,382
02/23	$21,081	$21,425	$17,734
03/23	$20,586	$22,211	$17,652
04/23	$20,646	$22,558	$17,918
05/23	$19,804	$22,656	$17,227
06/23	$21,281	$24,153	$18,372
07/23	$21,983	$24,929	$19,018
08/23	$21,027	$24,532	$18,504
09/23	$20,225	$23,362	$17,790
10/23	$19,744	$22,871	$17,162
11/23	$20,940	$24,960	$18,457
12/23	$22,098	$26,094	$19,480
01/24	$21,993	$26,532	$19,500
02/24	$22,479	$27,949	$20,219
03/24	$23,986	$28,848	$21,230
04/24	$23,299	$27,670	$20,323
05/24	$24,375	$29,042	$20,968
06/24	$24,069	$30,084	$20,770
07/24	$25,013	$30,450	$21,832
08/24	$25,291	$31,189	$22,418
09/24	$25,590	$31,855	$22,729
10/24	$25,249	$31,566	$22,479
11/24	$26,513	$33,419	$23,914
12/24	$24,953	$32,622	$22,279
01/25	$25,952	$33,531	$23,310
02/25	$25,973	$33,093	$23,405
03/25	$25,686	$31,229	$22,755
04/25	$24,888	$31,017	$22,061
05/25	$26,196	$32,969	$22,836
06/25	$27,245	$34,646	$23,616
07/25	$27,145	$35,424	$23,752
08/25	$28,582	$36,142	$24,509
09/25	$29,264	$37,461	$24,875
10/25	$29,774	$38,338	$24,985
11/25	$30,766	$38,432	$25,648
12/25	$31,946	$38,455	$25,822
01/26	$33,506	$39,013	$27,001
02/26	$35,136	$38,717	$27,701
03/26	$32,796	$36,789	$26,365
04/26	$34,870	$40,649	$28,515
05/26	$35,822	$42,788	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	36.74	11.64	13.61
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,018,175,580
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 17,775,205
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Material Fund Change [Text Block]
C000149223
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$54	0.46%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Value Fund Institutional 3 Class ($36,003)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,000	$10,026	$10,086
07/16	$10,379	$10,396	$10,379
08/16	$10,531	$10,410	$10,459
09/16	$10,566	$10,412	$10,438
10/16	$10,481	$10,222	$10,276
11/16	$11,306	$10,601	$10,863
12/16	$11,596	$10,810	$11,134
01/17	$11,668	$11,015	$11,214
02/17	$12,131	$11,453	$11,617
03/17	$12,025	$11,466	$11,498
04/17	$12,117	$11,584	$11,477
05/17	$12,136	$11,747	$11,466
06/17	$12,305	$11,820	$11,653
07/17	$12,426	$12,063	$11,808
08/17	$12,373	$12,100	$11,670
09/17	$12,956	$12,350	$12,016
10/17	$13,096	$12,638	$12,103
11/17	$13,694	$13,026	$12,474
12/17	$13,973	$13,170	$12,656
01/18	$14,540	$13,924	$13,145
02/18	$13,745	$13,411	$12,518
03/18	$13,452	$13,070	$12,297
04/18	$13,558	$13,121	$12,338
05/18	$13,690	$13,436	$12,411
06/18	$13,695	$13,519	$12,442
07/18	$14,292	$14,022	$12,934
08/18	$14,348	$14,479	$13,125
09/18	$14,444	$14,562	$13,152
10/18	$13,427	$13,566	$12,471
11/18	$13,624	$13,843	$12,843
12/18	$12,296	$12,593	$11,610
01/19	$13,452	$13,602	$12,513
02/19	$13,706	$14,039	$12,913
03/19	$13,696	$14,312	$12,995
04/19	$14,449	$14,891	$13,456
05/19	$13,038	$13,945	$12,591
06/19	$14,152	$14,928	$13,495
07/19	$14,343	$15,142	$13,607
08/19	$13,717	$14,902	$13,206
09/19	$14,099	$15,181	$13,678
10/19	$14,480	$15,510	$13,869
11/19	$15,058	$16,073	$14,298
12/19	$15,619	$16,558	$14,691
01/20	$14,858	$16,551	$14,375
02/20	$13,432	$15,189	$12,983
03/20	$11,074	$13,313	$10,764
04/20	$12,625	$15,020	$11,974
05/20	$12,960	$15,735	$12,385
06/20	$13,278	$16,048	$12,302
07/20	$13,943	$16,953	$12,789
08/20	$14,608	$18,171	$13,317
09/20	$14,125	$17,481	$12,990
10/20	$13,886	$17,016	$12,820
11/20	$16,017	$18,879	$14,544
12/20	$16,639	$19,604	$15,102
01/21	$16,822	$19,407	$14,963
02/21	$17,994	$19,942	$15,868
03/21	$19,117	$20,815	$16,801
04/21	$19,861	$21,926	$17,473
05/21	$20,709	$22,079	$17,881
06/21	$20,172	$22,594	$17,676
07/21	$19,904	$23,131	$17,818
08/21	$20,001	$23,835	$18,171
09/21	$19,428	$22,726	$17,539
10/21	$20,581	$24,318	$18,429
11/21	$19,910	$24,150	$17,780
12/21	$21,094	$25,232	$18,901
01/22	$21,145	$23,926	$18,461
02/22	$21,540	$23,210	$18,247
03/22	$21,779	$24,072	$18,762
04/22	$20,563	$21,973	$17,704
05/22	$21,061	$22,013	$18,048
06/22	$18,901	$20,196	$16,471
07/22	$19,877	$22,058	$17,563
08/22	$19,573	$21,158	$17,040
09/22	$18,170	$19,210	$15,546
10/22	$20,272	$20,765	$17,140
11/22	$21,837	$21,925	$18,211
12/22	$20,944	$20,662	$17,477
01/23	$21,904	$21,961	$18,382
02/23	$21,155	$21,425	$17,734
03/23	$20,655	$22,211	$17,652
04/23	$20,721	$22,558	$17,918
05/23	$19,879	$22,656	$17,227
06/23	$21,359	$24,153	$18,372
07/23	$22,062	$24,929	$19,018
08/23	$21,109	$24,532	$18,504
09/23	$20,300	$23,362	$17,790
10/23	$19,820	$22,871	$17,162
11/23	$21,023	$24,960	$18,457
12/23	$22,184	$26,094	$19,480
01/24	$22,075	$26,532	$19,500
02/24	$22,574	$27,949	$20,219
03/24	$24,083	$28,848	$21,230
04/24	$23,393	$27,670	$20,323
05/24	$24,479	$29,042	$20,968
06/24	$24,164	$30,084	$20,770
07/24	$25,120	$30,450	$21,832
08/24	$25,394	$31,189	$22,418
09/24	$25,701	$31,855	$22,729
10/24	$25,359	$31,566	$22,479
11/24	$26,629	$33,419	$23,914
12/24	$25,064	$32,622	$22,279
01/25	$26,067	$33,531	$23,310
02/25	$26,088	$33,093	$23,405
03/25	$25,798	$31,229	$22,755
04/25	$25,000	$31,017	$22,061
05/25	$26,314	$32,969	$22,836
06/25	$27,374	$34,646	$23,616
07/25	$27,268	$35,424	$23,752
08/25	$28,716	$36,142	$24,509
09/25	$29,401	$37,461	$24,875
10/25	$29,917	$38,338	$24,985
11/25	$30,913	$38,432	$25,648
12/25	$32,098	$38,455	$25,822
01/26	$33,667	$39,013	$27,001
02/26	$35,314	$38,717	$27,701
03/26	$32,963	$36,789	$26,365
04/26	$35,046	$40,649	$28,515
05/26	$36,003	$42,788	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	36.82	11.70	13.67
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,018,175,580
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 17,775,205
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Material Fund Change [Text Block]
C000097575
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class R
Trading Symbol	SLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$126	1.07%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Value Fund Class R ($33,878)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$9,995	$10,026	$10,086
07/16	$10,364	$10,396	$10,379
08/16	$10,516	$10,410	$10,459
09/16	$10,544	$10,412	$10,438
10/16	$10,454	$10,222	$10,276
11/16	$11,268	$10,601	$10,863
12/16	$11,549	$10,810	$11,134
01/17	$11,616	$11,015	$11,214
02/17	$12,071	$11,453	$11,617
03/17	$11,959	$11,466	$11,498
04/17	$12,046	$11,584	$11,477
05/17	$12,061	$11,747	$11,466
06/17	$12,220	$11,820	$11,653
07/17	$12,332	$12,063	$11,808
08/17	$12,276	$12,100	$11,670
09/17	$12,844	$12,350	$12,016
10/17	$12,982	$12,638	$12,103
11/17	$13,565	$13,026	$12,474
12/17	$13,831	$13,170	$12,656
01/18	$14,388	$13,924	$13,145
02/18	$13,595	$13,411	$12,518
03/18	$13,301	$13,070	$12,297
04/18	$13,392	$13,121	$12,338
05/18	$13,520	$13,436	$12,411
06/18	$13,520	$13,519	$12,442
07/18	$14,099	$14,022	$12,934
08/18	$14,147	$14,479	$13,125
09/18	$14,233	$14,562	$13,152
10/18	$13,226	$13,566	$12,471
11/18	$13,413	$13,843	$12,843
12/18	$12,102	$12,593	$11,610
01/19	$13,231	$13,602	$12,513
02/19	$13,477	$14,039	$12,913
03/19	$13,460	$14,312	$12,995
04/19	$14,193	$14,891	$13,456
05/19	$12,801	$13,945	$12,591
06/19	$13,891	$14,928	$13,495
07/19	$14,070	$15,142	$13,607
08/19	$13,444	$14,902	$13,206
09/19	$13,812	$15,181	$13,678
10/19	$14,176	$15,510	$13,869
11/19	$14,735	$16,073	$14,298
12/19	$15,281	$16,558	$14,691
01/20	$14,527	$16,551	$14,375
02/20	$13,126	$15,189	$12,983
03/20	$10,816	$13,313	$10,764
04/20	$12,324	$15,020	$11,974
05/20	$12,641	$15,735	$12,385
06/20	$12,953	$16,048	$12,302
07/20	$13,593	$16,953	$12,789
08/20	$14,228	$18,171	$13,317
09/20	$13,755	$17,481	$12,990
10/20	$13,515	$17,016	$12,820
11/20	$15,580	$18,879	$14,544
12/20	$16,185	$19,604	$15,102
01/21	$16,352	$19,407	$14,963
02/21	$17,484	$19,942	$15,868
03/21	$18,565	$20,815	$16,801
04/21	$19,279	$21,926	$17,473
05/21	$20,096	$22,079	$17,881
06/21	$19,562	$22,594	$17,676
07/21	$19,299	$23,131	$17,818
08/21	$19,376	$23,835	$18,171
09/21	$18,816	$22,726	$17,539
10/21	$19,923	$24,318	$18,429
11/21	$19,266	$24,150	$17,780
12/21	$20,401	$25,232	$18,901
01/22	$20,442	$23,926	$18,461
02/22	$20,810	$23,210	$18,247
03/22	$21,035	$24,072	$18,762
04/22	$19,849	$21,973	$17,704
05/22	$20,319	$22,013	$18,048
06/22	$18,227	$20,196	$16,471
07/22	$19,154	$22,058	$17,563
08/22	$18,854	$21,158	$17,040
09/22	$17,497	$19,210	$15,546
10/22	$19,501	$20,765	$17,140
11/22	$21,001	$21,925	$18,211
12/22	$20,137	$20,662	$17,477
01/23	$21,040	$21,961	$18,382
02/23	$20,316	$21,425	$17,734
03/23	$19,827	$22,211	$17,652
04/23	$19,875	$22,558	$17,918
05/23	$19,055	$22,656	$17,227
06/23	$20,468	$24,153	$18,372
07/23	$21,130	$24,929	$19,018
08/23	$20,206	$24,532	$18,504
09/23	$19,427	$23,362	$17,790
10/23	$18,951	$22,871	$17,162
11/23	$20,089	$24,960	$18,457
12/23	$21,189	$26,094	$19,480
01/24	$21,074	$26,532	$19,500
02/24	$21,539	$27,949	$20,219
03/24	$22,966	$28,848	$21,230
04/24	$22,302	$27,670	$20,323
05/24	$23,316	$29,042	$20,968
06/24	$23,016	$30,084	$20,770
07/24	$23,909	$30,450	$21,832
08/24	$24,159	$31,189	$22,418
09/24	$24,430	$31,855	$22,729
10/24	$24,094	$31,566	$22,479
11/24	$25,294	$33,419	$23,914
12/24	$23,786	$32,622	$22,279
01/25	$24,728	$33,531	$23,310
02/25	$24,736	$33,093	$23,405
03/25	$24,448	$31,229	$22,755
04/25	$23,683	$31,017	$22,061
05/25	$24,912	$32,969	$22,836
06/25	$25,899	$34,646	$23,616
07/25	$25,789	$35,424	$23,752
08/25	$27,144	$36,142	$24,509
09/25	$27,777	$37,461	$24,875
10/25	$28,248	$38,338	$24,985
11/25	$29,176	$38,432	$25,648
12/25	$30,285	$38,455	$25,822
01/26	$31,741	$39,013	$27,001
02/26	$33,278	$38,717	$27,701
03/26	$31,045	$36,789	$26,365
04/26	$32,990	$40,649	$28,515
05/26	$33,878	$42,788	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	35.99	11.01	12.98
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,018,175,580
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 17,775,205
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Material Fund Change [Text Block]
C000255610
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class S
Trading Symbol	CSVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Value Fund Class S ($34,845)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$9,995	$10,026	$10,086
07/16	$10,369	$10,396	$10,379
08/16	$10,518	$10,410	$10,459
09/16	$10,551	$10,412	$10,438
10/16	$10,462	$10,222	$10,276
11/16	$11,283	$10,601	$10,863
12/16	$11,566	$10,810	$11,134
01/17	$11,637	$11,015	$11,214
02/17	$12,092	$11,453	$11,617
03/17	$11,981	$11,466	$11,498
04/17	$12,066	$11,584	$11,477
05/17	$12,087	$11,747	$11,466
06/17	$12,248	$11,820	$11,653
07/17	$12,364	$12,063	$11,808
08/17	$12,309	$12,100	$11,670
09/17	$12,885	$12,350	$12,016
10/17	$13,021	$12,638	$12,103
11/17	$13,612	$13,026	$12,474
12/17	$13,886	$13,170	$12,656
01/18	$14,447	$13,924	$13,145
02/18	$13,653	$13,411	$12,518
03/18	$13,357	$13,070	$12,297
04/18	$13,457	$13,121	$12,338
05/18	$13,584	$13,436	$12,411
06/18	$13,590	$13,519	$12,442
07/18	$14,177	$14,022	$12,934
08/18	$14,225	$14,479	$13,125
09/18	$14,315	$14,562	$13,152
10/18	$13,304	$13,566	$12,471
11/18	$13,494	$13,843	$12,843
12/18	$12,179	$12,593	$11,610
01/19	$13,314	$13,602	$12,513
02/19	$13,569	$14,039	$12,913
03/19	$13,553	$14,312	$12,995
04/19	$14,289	$14,891	$13,456
05/19	$12,893	$13,945	$12,591
06/19	$13,996	$14,928	$13,495
07/19	$14,178	$15,142	$13,607
08/19	$13,553	$14,902	$13,206
09/19	$13,924	$15,181	$13,678
10/19	$14,295	$15,510	$13,869
11/19	$14,865	$16,073	$14,298
12/19	$15,416	$16,558	$14,691
01/20	$14,656	$16,551	$14,375
02/20	$13,248	$15,189	$12,983
03/20	$10,920	$13,313	$10,764
04/20	$12,441	$15,020	$11,974
05/20	$12,767	$15,735	$12,385
06/20	$13,082	$16,048	$12,302
07/20	$13,729	$16,953	$12,789
08/20	$14,376	$18,171	$13,317
09/20	$13,901	$17,481	$12,990
10/20	$13,658	$17,016	$12,820
11/20	$15,748	$18,879	$14,544
12/20	$16,358	$19,604	$15,102
01/21	$16,537	$19,407	$14,963
02/21	$17,686	$19,942	$15,868
03/21	$18,778	$20,815	$16,801
04/21	$19,506	$21,926	$17,473
05/21	$20,336	$22,079	$17,881
06/21	$19,800	$22,594	$17,676
07/21	$19,531	$23,131	$17,818
08/21	$19,621	$23,835	$18,171
09/21	$19,053	$22,726	$17,539
10/21	$20,176	$24,318	$18,429
11/21	$19,512	$24,150	$17,780
12/21	$20,671	$25,232	$18,901
01/22	$20,712	$23,926	$18,461
02/22	$21,091	$23,210	$18,247
03/22	$21,321	$24,072	$18,762
04/22	$20,123	$21,973	$17,704
05/22	$20,610	$22,013	$18,048
06/22	$18,484	$20,196	$16,471
07/22	$19,432	$22,058	$17,563
08/22	$19,134	$21,158	$17,040
09/22	$17,760	$19,210	$15,546
10/22	$19,804	$20,765	$17,140
11/22	$21,328	$21,925	$18,211
12/22	$20,447	$20,662	$17,477
01/23	$21,374	$21,961	$18,382
02/23	$20,639	$21,425	$17,734
03/23	$20,145	$22,211	$17,652
04/23	$20,200	$22,558	$17,918
05/23	$19,376	$22,656	$17,227
06/23	$20,811	$24,153	$18,372
07/23	$21,490	$24,929	$19,018
08/23	$20,557	$24,532	$18,504
09/23	$19,768	$23,362	$17,790
10/23	$19,287	$22,871	$17,162
11/23	$20,454	$24,960	$18,457
12/23	$21,577	$26,094	$19,480
01/24	$21,463	$26,532	$19,500
02/24	$21,940	$27,949	$20,219
03/24	$23,400	$28,848	$21,230
04/24	$22,723	$27,670	$20,323
05/24	$23,770	$29,042	$20,968
06/24	$23,457	$30,084	$20,770
07/24	$24,375	$30,450	$21,832
08/24	$24,639	$31,189	$22,418
09/24	$24,924	$31,855	$22,729
10/24	$24,589	$31,566	$22,479
11/24	$25,821	$33,419	$23,914
12/24	$24,295	$32,622	$22,279
01/25	$25,268	$33,531	$23,310
02/25	$25,288	$33,093	$23,405
03/25	$25,009	$31,229	$22,755
04/25	$24,225	$31,017	$22,061
05/25	$25,498	$32,969	$22,836
06/25	$26,520	$34,646	$23,616
07/25	$26,415	$35,424	$23,752
08/25	$27,815	$36,142	$24,509
09/25	$28,472	$37,461	$24,875
10/25	$28,976	$38,338	$24,985
11/25	$29,935	$38,432	$25,648
12/25	$31,087	$38,455	$25,822
01/26	$32,598	$39,013	$27,001
02/26	$34,184	$38,717	$27,701
03/26	$31,907	$36,789	$26,365
04/26	$33,919	$40,649	$28,515
05/26	$34,845	$42,788	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	36.65	11.37	13.30
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,018,175,580
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 17,775,205
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Material Fund Change [Text Block]
C000097587
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Class A
Trading Symbol	SSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$143	1.21%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Small Cap Value Fund Class A (including sales charges) ($23,385)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$9,423	$10,000	$10,000
06/16	$9,111	$10,021	$10,030
07/16	$9,644	$10,418	$10,572
08/16	$9,693	$10,445	$10,834
09/16	$9,730	$10,461	$10,920
10/16	$9,235	$10,235	$10,561
11/16	$10,038	$10,693	$11,962
12/16	$10,418	$10,902	$12,456
01/17	$10,435	$11,107	$12,368
02/17	$10,584	$11,520	$12,547
03/17	$10,549	$11,528	$12,440
04/17	$10,607	$11,650	$12,489
05/17	$10,784	$11,769	$12,100
06/17	$10,944	$11,875	$12,524
07/17	$11,024	$12,099	$12,603
08/17	$10,870	$12,123	$12,293
09/17	$11,373	$12,418	$13,164
10/17	$11,510	$12,689	$13,181
11/17	$11,825	$13,074	$13,562
12/17	$11,730	$13,205	$13,433
01/18	$12,159	$13,901	$13,598
02/18	$11,678	$13,389	$12,918
03/18	$11,827	$13,120	$13,078
04/18	$11,554	$13,170	$13,305
05/18	$11,957	$13,542	$14,079
06/18	$11,886	$13,630	$14,164
07/18	$12,276	$14,083	$14,414
08/18	$12,653	$14,577	$14,758
09/18	$12,458	$14,601	$14,391
10/18	$11,184	$13,526	$13,103
11/18	$11,353	$13,797	$13,314
12/18	$10,139	$12,513	$11,705
01/19	$11,309	$13,587	$12,985
02/19	$11,741	$14,065	$13,490
03/19	$11,491	$14,270	$13,101
04/19	$12,020	$14,840	$13,596
05/19	$11,024	$13,880	$12,486
06/19	$11,672	$14,855	$13,281
07/19	$11,692	$15,075	$13,302
08/19	$10,906	$14,768	$12,560
09/19	$11,289	$15,027	$13,205
10/19	$11,414	$15,351	$13,525
11/19	$11,616	$15,934	$13,841
12/19	$12,042	$16,394	$14,326
01/20	$11,881	$16,376	$13,553
02/20	$10,508	$15,036	$12,236
03/20	$7,705	$12,968	$9,217
04/20	$9,037	$14,685	$10,354
05/20	$9,643	$15,471	$10,651
06/20	$9,804	$15,825	$10,960
07/20	$10,396	$16,723	$11,186
08/20	$10,815	$17,935	$11,789
09/20	$10,515	$17,282	$11,240
10/20	$10,724	$16,909	$11,642
11/20	$12,328	$18,966	$13,890
12/20	$13,195	$19,819	$14,990
01/21	$13,618	$19,731	$15,779
02/21	$14,940	$20,347	$17,261
03/21	$15,683	$21,077	$18,163
04/21	$16,404	$22,163	$18,530
05/21	$16,842	$22,264	$19,107
06/21	$16,493	$22,813	$18,991
07/21	$16,189	$23,199	$18,311
08/21	$16,545	$23,861	$18,802
09/21	$16,255	$22,790	$18,425
10/21	$16,746	$24,331	$19,128
11/21	$16,233	$23,961	$18,474
12/21	$17,307	$24,905	$19,228
01/22	$16,435	$23,439	$18,107
02/22	$16,657	$22,849	$18,406
03/22	$16,482	$23,590	$18,766
04/22	$15,198	$21,473	$17,310
05/22	$15,436	$21,444	$17,642
06/22	$13,835	$19,650	$15,899
07/22	$15,301	$21,494	$17,439
08/22	$14,873	$20,692	$16,887
09/22	$13,494	$18,773	$15,166
10/22	$15,206	$20,312	$17,076
11/22	$15,579	$21,373	$17,597
12/22	$14,647	$20,121	$16,443
01/23	$16,039	$21,507	$18,012
02/23	$15,973	$21,004	$17,597
03/23	$15,020	$21,566	$16,335
04/23	$14,871	$21,796	$15,927
05/23	$14,349	$21,880	$15,614
06/23	$15,724	$23,375	$16,854
07/23	$16,635	$24,212	$18,126
08/23	$15,964	$23,745	$17,254
09/23	$14,871	$22,614	$16,356
10/23	$13,935	$22,015	$15,380
11/23	$15,053	$24,067	$16,765
12/23	$16,463	$25,344	$18,851
01/24	$15,914	$25,625	$17,995
02/24	$16,419	$27,012	$18,583
03/24	$17,394	$27,883	$19,398
04/24	$16,650	$26,656	$18,162
05/24	$17,305	$27,916	$19,011
06/24	$17,093	$28,780	$18,691
07/24	$18,661	$29,315	$20,969
08/24	$18,555	$29,953	$20,575
09/24	$18,519	$30,573	$20,588
10/24	$18,342	$30,348	$20,266
11/24	$20,212	$32,367	$22,221
12/24	$18,512	$31,378	$20,369
01/25	$18,987	$32,368	$20,788
02/25	$17,835	$31,748	$19,992
03/25	$16,842	$29,896	$18,792
04/25	$16,113	$29,696	$18,038
05/25	$17,149	$31,578	$18,795
06/25	$17,899	$33,182	$19,726
07/25	$18,068	$33,913	$20,074
08/25	$19,420	$34,698	$21,774
09/25	$19,473	$35,895	$22,212
10/25	$19,188	$36,664	$22,267
11/25	$19,779	$36,765	$22,893
12/25	$19,532	$36,758	$22,935
01/26	$20,890	$37,328	$24,508
02/26	$22,038	$37,150	$24,980
03/26	$21,207	$35,303	$24,071
04/26	$23,338	$38,905	$26,397
05/26	$23,385	$40,876	$27,132

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	36.36	6.78	9.51
Class A (including sales charges)	28.52	5.53	8.87
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 403,555,474
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,324,777
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Material Fund Change [Text Block]
C000097594
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$114	0.96%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Small Cap Value Fund Institutional Class ($25,450)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$10,000	$10,000	$10,000
06/16	$9,671	$10,021	$10,030
07/16	$10,236	$10,418	$10,572
08/16	$10,293	$10,445	$10,834
09/16	$10,334	$10,461	$10,920
10/16	$9,810	$10,235	$10,561
11/16	$10,662	$10,693	$11,962
12/16	$11,070	$10,902	$12,456
01/17	$11,087	$11,107	$12,368
02/17	$11,249	$11,520	$12,547
03/17	$11,222	$11,528	$12,440
04/17	$11,276	$11,650	$12,489
05/17	$11,471	$11,769	$12,100
06/17	$11,644	$11,875	$12,524
07/17	$11,731	$12,099	$12,603
08/17	$11,568	$12,123	$12,293
09/17	$12,104	$12,418	$13,164
10/17	$12,256	$12,689	$13,181
11/17	$12,591	$13,074	$13,562
12/17	$12,496	$13,205	$13,433
01/18	$12,956	$13,901	$13,598
02/18	$12,448	$13,389	$12,918
03/18	$12,605	$13,120	$13,078
04/18	$12,320	$13,170	$13,305
05/18	$12,751	$13,542	$14,079
06/18	$12,678	$13,630	$14,164
07/18	$13,096	$14,083	$14,414
08/18	$13,496	$14,577	$14,758
09/18	$13,296	$14,601	$14,391
10/18	$11,939	$13,526	$13,103
11/18	$12,121	$13,797	$13,314
12/18	$10,831	$12,513	$11,705
01/19	$12,081	$13,587	$12,985
02/19	$12,544	$14,065	$13,490
03/19	$12,280	$14,270	$13,101
04/19	$12,847	$14,840	$13,596
05/19	$11,791	$13,880	$12,486
06/19	$12,480	$14,855	$13,281
07/19	$12,512	$15,075	$13,302
08/19	$11,668	$14,768	$12,560
09/19	$12,074	$15,027	$13,205
10/19	$12,209	$15,351	$13,525
11/19	$12,435	$15,934	$13,841
12/19	$12,891	$16,394	$14,326
01/20	$12,723	$16,376	$13,553
02/20	$11,256	$15,036	$12,236
03/20	$8,252	$12,968	$9,217
04/20	$9,686	$14,685	$10,354
05/20	$10,339	$15,471	$10,651
06/20	$10,507	$15,825	$10,960
07/20	$11,153	$16,723	$11,186
08/20	$11,599	$17,935	$11,789
09/20	$11,282	$17,282	$11,240
10/20	$11,509	$16,909	$11,642
11/20	$13,227	$18,966	$13,890
12/20	$14,161	$19,819	$14,990
01/21	$14,626	$19,731	$15,779
02/21	$16,048	$20,347	$17,261
03/21	$16,841	$21,077	$18,163
04/21	$17,621	$22,163	$18,530
05/21	$18,099	$22,264	$19,107
06/21	$17,730	$22,813	$18,991
07/21	$17,402	$23,199	$18,311
08/21	$17,792	$23,861	$18,802
09/21	$17,484	$22,790	$18,425
10/21	$18,017	$24,331	$19,128
11/21	$17,463	$23,961	$18,474
12/21	$18,622	$24,905	$19,228
01/22	$17,695	$23,439	$18,107
02/22	$17,934	$22,849	$18,406
03/22	$17,753	$23,590	$18,766
04/22	$16,370	$21,473	$17,310
05/22	$16,624	$21,444	$17,642
06/22	$14,908	$19,650	$15,899
07/22	$16,493	$21,494	$17,439
08/22	$16,037	$20,692	$16,887
09/22	$14,546	$18,773	$15,166
10/22	$16,399	$20,312	$17,076
11/22	$16,812	$21,373	$17,597
12/22	$15,796	$20,121	$16,443
01/23	$17,302	$21,507	$18,012
02/23	$17,242	$21,004	$17,597
03/23	$16,218	$21,566	$16,335
04/23	$16,052	$21,796	$15,927
05/23	$15,502	$21,880	$15,614
06/23	$16,979	$23,375	$16,854
07/23	$17,973	$24,212	$18,126
08/23	$17,257	$23,745	$17,254
09/23	$16,075	$22,614	$16,356
10/23	$15,065	$22,015	$15,380
11/23	$16,278	$24,067	$16,765
12/23	$17,803	$25,344	$18,851
01/24	$17,211	$25,625	$17,995
02/24	$17,771	$27,012	$18,583
03/24	$18,825	$27,883	$19,398
04/24	$18,026	$26,656	$18,162
05/24	$18,729	$27,916	$19,011
06/24	$18,505	$28,780	$18,691
07/24	$20,215	$29,315	$20,969
08/24	$20,103	$29,953	$20,575
09/24	$20,063	$30,573	$20,588
10/24	$19,879	$30,348	$20,266
11/24	$21,908	$32,367	$22,221
12/24	$20,071	$31,378	$20,369
01/25	$20,589	$32,368	$20,788
02/25	$19,350	$31,748	$19,992
03/25	$18,268	$29,896	$18,792
04/25	$17,482	$29,696	$18,038
05/25	$18,610	$31,578	$18,795
06/25	$19,433	$33,182	$19,726
07/25	$19,618	$33,913	$20,074
08/25	$21,088	$34,698	$21,774
09/25	$21,153	$35,895	$22,212
10/25	$20,848	$36,664	$22,267
11/25	$21,504	$36,765	$22,893
12/25	$21,227	$36,758	$22,935
01/26	$22,715	$37,328	$24,508
02/26	$23,962	$37,150	$24,980
03/26	$23,067	$35,303	$24,071
04/26	$25,390	$38,905	$26,397
05/26	$25,450	$40,876	$27,132

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	36.75	7.06	9.79
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 403,555,474
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,324,777
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Material Fund Change [Text Block]
C000097593
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$108	0.91%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Small Cap Value Fund Institutional 2 Class ($25,627)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$10,000	$10,000	$10,000
06/16	$9,674	$10,021	$10,030
07/16	$10,244	$10,418	$10,572
08/16	$10,300	$10,445	$10,834
09/16	$10,341	$10,461	$10,920
10/16	$9,817	$10,235	$10,561
11/16	$10,677	$10,693	$11,962
12/16	$11,086	$10,902	$12,456
01/17	$11,102	$11,107	$12,368
02/17	$11,268	$11,520	$12,547
03/17	$11,236	$11,528	$12,440
04/17	$11,295	$11,650	$12,489
05/17	$11,488	$11,769	$12,100
06/17	$11,660	$11,875	$12,524
07/17	$11,751	$12,099	$12,603
08/17	$11,590	$12,123	$12,293
09/17	$12,126	$12,418	$13,164
10/17	$12,276	$12,689	$13,181
11/17	$12,614	$13,074	$13,562
12/17	$12,519	$13,205	$13,433
01/18	$12,981	$13,901	$13,598
02/18	$12,471	$13,389	$12,918
03/18	$12,633	$13,120	$13,078
04/18	$12,346	$13,170	$13,305
05/18	$12,777	$13,542	$14,079
06/18	$12,711	$13,630	$14,164
07/18	$13,124	$14,083	$14,414
08/18	$13,532	$14,577	$14,758
09/18	$13,328	$14,601	$14,391
10/18	$11,968	$13,526	$13,103
11/18	$12,154	$13,797	$13,314
12/18	$10,859	$12,513	$11,705
01/19	$12,112	$13,587	$12,985
02/19	$12,577	$14,065	$13,490
03/19	$12,316	$14,270	$13,101
04/19	$12,883	$14,840	$13,596
05/19	$11,826	$13,880	$12,486
06/19	$12,513	$14,855	$13,281
07/19	$12,545	$15,075	$13,302
08/19	$11,699	$14,768	$12,560
09/19	$12,112	$15,027	$13,205
10/19	$12,252	$15,351	$13,525
11/19	$12,475	$15,934	$13,841
12/19	$12,935	$16,394	$14,326
01/20	$12,762	$16,376	$13,553
02/20	$11,292	$15,036	$12,236
03/20	$8,282	$12,968	$9,217
04/20	$9,720	$14,685	$10,354
05/20	$10,378	$15,471	$10,651
06/20	$10,545	$15,825	$10,960
07/20	$11,190	$16,723	$11,186
08/20	$11,644	$17,935	$11,789
09/20	$11,324	$17,282	$11,240
10/20	$11,548	$16,909	$11,642
11/20	$13,280	$18,966	$13,890
12/20	$14,218	$19,819	$14,990
01/21	$14,684	$19,731	$15,779
02/21	$16,111	$20,347	$17,261
03/21	$16,915	$21,077	$18,163
04/21	$17,693	$22,163	$18,530
05/21	$18,179	$22,264	$19,107
06/21	$17,807	$22,813	$18,991
07/21	$17,476	$23,199	$18,311
08/21	$17,875	$23,861	$18,802
09/21	$17,557	$22,790	$18,425
10/21	$18,098	$24,331	$19,128
11/21	$17,544	$23,961	$18,474
12/21	$18,703	$24,905	$19,228
01/22	$17,773	$23,439	$18,107
02/22	$18,017	$22,849	$18,406
03/22	$17,838	$23,590	$18,766
04/22	$16,450	$21,473	$17,310
05/22	$16,707	$21,444	$17,642
06/22	$14,983	$19,650	$15,899
07/22	$16,571	$21,494	$17,439
08/22	$16,113	$20,692	$16,887
09/22	$14,618	$18,773	$15,166
10/22	$16,478	$20,312	$17,076
11/22	$16,893	$21,373	$17,597
12/22	$15,877	$20,121	$16,443
01/23	$17,396	$21,507	$18,012
02/23	$17,336	$21,004	$17,597
03/23	$16,301	$21,566	$16,335
04/23	$16,138	$21,796	$15,927
05/23	$15,579	$21,880	$15,614
06/23	$17,076	$23,375	$16,854
07/23	$18,073	$24,212	$18,126
08/23	$17,351	$23,745	$17,254
09/23	$16,167	$22,614	$16,356
10/23	$15,148	$22,015	$15,380
11/23	$16,376	$24,067	$16,765
12/23	$17,907	$25,344	$18,851
01/24	$17,315	$25,625	$17,995
02/24	$17,875	$27,012	$18,583
03/24	$18,932	$27,883	$19,398
04/24	$18,128	$26,656	$18,162
05/24	$18,846	$27,916	$19,011
06/24	$18,617	$28,780	$18,691
07/24	$20,337	$29,315	$20,969
08/24	$20,226	$29,953	$20,575
09/24	$20,187	$30,573	$20,588
10/24	$20,005	$30,348	$20,266
11/24	$22,040	$32,367	$22,221
12/24	$20,205	$31,378	$20,369
01/25	$20,715	$32,368	$20,788
02/25	$19,476	$31,748	$19,992
03/25	$18,383	$29,896	$18,792
04/25	$17,600	$29,696	$18,038
05/25	$18,729	$31,578	$18,795
06/25	$19,567	$33,182	$19,726
07/25	$19,750	$33,913	$20,074
08/25	$21,235	$34,698	$21,774
09/25	$21,298	$35,895	$22,212
10/25	$20,989	$36,664	$22,267
11/25	$21,644	$36,765	$22,893
12/25	$21,372	$36,758	$22,935
01/26	$22,867	$37,328	$24,508
02/26	$24,133	$37,150	$24,980
03/26	$23,223	$35,303	$24,071
04/26	$25,568	$38,905	$26,397
05/26	$25,627	$40,876	$27,132

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	36.83	7.11	9.87
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 403,555,474
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,324,777
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Material Fund Change [Text Block]
C000149224
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$101	0.85%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Small Cap Value Fund Institutional 3 Class ($25,748)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$10,000	$10,000	$10,000
06/16	$9,673	$10,021	$10,030
07/16	$10,238	$10,418	$10,572
08/16	$10,297	$10,445	$10,834
09/16	$10,337	$10,461	$10,920
10/16	$9,812	$10,235	$10,561
11/16	$10,673	$10,693	$11,962
12/16	$11,082	$10,902	$12,456
01/17	$11,098	$11,107	$12,368
02/17	$11,264	$11,520	$12,547
03/17	$11,233	$11,528	$12,440
04/17	$11,290	$11,650	$12,489
05/17	$11,488	$11,769	$12,100
06/17	$11,660	$11,875	$12,524
07/17	$11,754	$12,099	$12,603
08/17	$11,592	$12,123	$12,293
09/17	$12,129	$12,418	$13,164
10/17	$12,280	$12,689	$13,181
11/17	$12,619	$13,074	$13,562
12/17	$12,522	$13,205	$13,433
01/18	$12,986	$13,901	$13,598
02/18	$12,476	$13,389	$12,918
03/18	$12,638	$13,120	$13,078
04/18	$12,354	$13,170	$13,305
05/18	$12,783	$13,542	$14,079
06/18	$12,714	$13,630	$14,164
07/18	$13,131	$14,083	$14,414
08/18	$13,538	$14,577	$14,758
09/18	$13,334	$14,601	$14,391
10/18	$11,977	$13,526	$13,103
11/18	$12,162	$13,797	$13,314
12/18	$10,869	$12,513	$11,705
01/19	$12,125	$13,587	$12,985
02/19	$12,586	$14,065	$13,490
03/19	$12,322	$14,270	$13,101
04/19	$12,894	$14,840	$13,596
05/19	$11,836	$13,880	$12,486
06/19	$12,525	$14,855	$13,281
07/19	$12,562	$15,075	$13,302
08/19	$11,712	$14,768	$12,560
09/19	$12,125	$15,027	$13,205
10/19	$12,266	$15,351	$13,525
11/19	$12,494	$15,934	$13,841
12/19	$12,950	$16,394	$14,326
01/20	$12,783	$16,376	$13,553
02/20	$11,306	$15,036	$12,236
03/20	$8,296	$12,968	$9,217
04/20	$9,736	$14,685	$10,354
05/20	$10,391	$15,471	$10,651
06/20	$10,564	$15,825	$10,960
07/20	$11,213	$16,723	$11,186
08/20	$11,664	$17,935	$11,789
09/20	$11,343	$17,282	$11,240
10/20	$11,572	$16,909	$11,642
11/20	$13,303	$18,966	$13,890
12/20	$14,246	$19,819	$14,990
01/21	$14,709	$19,731	$15,779
02/21	$16,139	$20,347	$17,261
03/21	$16,942	$21,077	$18,163
04/21	$17,732	$22,163	$18,530
05/21	$18,215	$22,264	$19,107
06/21	$17,843	$22,813	$18,991
07/21	$17,510	$23,199	$18,311
08/21	$17,908	$23,861	$18,802
09/21	$17,602	$22,790	$18,425
10/21	$18,137	$24,331	$19,128
11/21	$17,582	$23,961	$18,474
12/21	$18,750	$24,905	$19,228
01/22	$17,819	$23,439	$18,107
02/22	$18,060	$22,849	$18,406
03/22	$17,881	$23,590	$18,766
04/22	$16,487	$21,473	$17,310
05/22	$16,749	$21,444	$17,642
06/22	$15,018	$19,650	$15,899
07/22	$16,618	$21,494	$17,439
08/22	$16,156	$20,692	$16,887
09/22	$14,659	$18,773	$15,166
10/22	$16,529	$20,312	$17,076
11/22	$16,943	$21,373	$17,597
12/22	$15,922	$20,121	$16,443
01/23	$17,449	$21,507	$18,012
02/23	$17,385	$21,004	$17,597
03/23	$16,352	$21,566	$16,335
04/23	$16,187	$21,796	$15,927
05/23	$15,628	$21,880	$15,614
06/23	$17,127	$23,375	$16,854
07/23	$18,130	$24,212	$18,126
08/23	$17,406	$23,745	$17,254
09/23	$16,223	$22,614	$16,356
10/23	$15,198	$22,015	$15,380
11/23	$16,431	$24,067	$16,765
12/23	$17,964	$25,344	$18,851
01/24	$17,381	$25,625	$17,995
02/24	$17,942	$27,012	$18,583
03/24	$19,003	$27,883	$19,398
04/24	$18,199	$26,656	$18,162
05/24	$18,912	$27,916	$19,011
06/24	$18,692	$28,780	$18,691
07/24	$20,414	$29,315	$20,969
08/24	$20,308	$29,953	$20,575
09/24	$20,270	$30,573	$20,588
10/24	$20,080	$30,348	$20,266
11/24	$22,135	$32,367	$22,221
12/24	$20,288	$31,378	$20,369
01/25	$20,801	$32,368	$20,788
02/25	$19,557	$31,748	$19,992
03/25	$18,469	$29,896	$18,792
04/25	$17,668	$29,696	$18,038
05/25	$18,808	$31,578	$18,795
06/25	$19,652	$33,182	$19,726
07/25	$19,835	$33,913	$20,074
08/25	$21,324	$34,698	$21,774
09/25	$21,393	$35,895	$22,212
10/25	$21,080	$36,664	$22,267
11/25	$21,750	$36,765	$22,893
12/25	$21,472	$36,758	$22,935
01/26	$22,979	$37,328	$24,508
02/26	$24,241	$37,150	$24,980
03/26	$23,337	$35,303	$24,071
04/26	$25,691	$38,905	$26,397
05/26	$25,748	$40,876	$27,132

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	36.90	7.17	9.92
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 403,555,474
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,324,777
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Material Fund Change [Text Block]
C000097546
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class A
Trading Symbol	SLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$182	1.14%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Seligman Technology and Information Fund Class A (including sales charges) ($106,258)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$9,426	$10,000	$10,000
06/16	$9,209	$10,021	$9,774
07/16	$9,914	$10,418	$10,501
08/16	$10,264	$10,445	$10,728
09/16	$10,523	$10,461	$11,029
10/16	$10,427	$10,235	$10,960
11/16	$10,671	$10,693	$10,962
12/16	$10,736	$10,902	$11,073
01/17	$11,535	$11,107	$11,617
02/17	$11,970	$11,520	$12,132
03/17	$12,335	$11,528	$12,415
04/17	$12,732	$11,650	$12,743
05/17	$13,358	$11,769	$13,315
06/17	$12,723	$11,875	$13,011
07/17	$13,236	$12,099	$13,575
08/17	$13,539	$12,123	$13,868
09/17	$13,981	$12,418	$14,015
10/17	$14,775	$12,689	$15,075
11/17	$14,719	$13,074	$15,259
12/17	$14,393	$13,205	$15,257
01/18	$15,275	$13,901	$16,722
02/18	$15,330	$13,389	$16,796
03/18	$15,166	$13,120	$16,278
04/18	$14,480	$13,170	$16,412
05/18	$15,609	$13,542	$17,491
06/18	$15,227	$13,630	$17,540
07/18	$15,566	$14,083	$17,838
08/18	$16,115	$14,577	$19,154
09/18	$15,753	$14,601	$19,099
10/18	$14,305	$13,526	$17,142
11/18	$14,476	$13,797	$17,088
12/18	$13,275	$12,513	$15,696
01/19	$14,949	$13,587	$17,253
02/19	$15,855	$14,065	$18,072
03/19	$16,247	$14,270	$18,834
04/19	$17,504	$14,840	$20,067
05/19	$15,375	$13,880	$18,386
06/19	$16,707	$14,855	$19,773
07/19	$17,754	$15,075	$20,477
08/19	$17,235	$14,768	$19,973
09/19	$17,597	$15,027	$20,035
10/19	$18,405	$15,351	$20,670
11/19	$19,368	$15,934	$21,643
12/19	$20,434	$16,394	$22,396
01/20	$20,480	$16,376	$23,215
02/20	$19,004	$15,036	$21,651
03/20	$16,403	$12,968	$19,544
04/20	$18,708	$14,685	$22,710
05/20	$20,197	$15,471	$24,473
06/20	$21,565	$15,825	$25,843
07/20	$22,785	$16,723	$27,561
08/20	$23,768	$17,935	$30,327
09/20	$22,931	$17,282	$28,639
10/20	$22,806	$16,909	$27,877
11/20	$27,133	$18,966	$31,166
12/20	$29,485	$19,819	$32,509
01/21	$30,228	$19,731	$32,261
02/21	$32,288	$20,347	$33,351
03/21	$33,008	$21,077	$33,618
04/21	$33,952	$22,163	$35,785
05/21	$34,356	$22,264	$35,390
06/21	$36,159	$22,813	$37,749
07/21	$36,043	$23,199	$38,690
08/21	$37,075	$23,861	$40,132
09/21	$35,085	$22,790	$37,680
10/21	$37,383	$24,331	$40,106
11/21	$38,835	$23,961	$40,583
12/21	$40,962	$24,905	$41,092
01/22	$36,487	$23,439	$37,452
02/22	$36,208	$22,849	$35,525
03/22	$36,714	$23,590	$36,548
04/22	$32,533	$21,473	$31,492
05/22	$33,210	$21,444	$31,007
06/22	$28,975	$19,650	$27,924
07/22	$32,561	$21,494	$31,493
08/22	$30,389	$20,692	$29,686
09/22	$26,862	$18,773	$26,159
10/22	$28,295	$20,312	$27,232
11/22	$30,733	$21,373	$28,923
12/22	$28,168	$20,121	$26,562
01/23	$31,606	$21,507	$29,752
02/23	$31,207	$21,004	$29,407
03/23	$32,774	$21,566	$32,261
04/23	$31,317	$21,796	$32,165
05/23	$34,304	$21,880	$35,414
06/23	$36,720	$23,375	$37,337
07/23	$38,229	$24,212	$39,285
08/23	$37,316	$23,745	$38,775
09/23	$35,472	$22,614	$36,528
10/23	$33,522	$22,015	$35,633
11/23	$38,160	$24,067	$40,261
12/23	$40,624	$25,344	$42,798
01/24	$40,922	$25,625	$44,610
02/24	$42,419	$27,012	$48,197
03/24	$44,112	$27,883	$49,350
04/24	$42,364	$26,656	$46,850
05/24	$45,471	$27,916	$49,938
06/24	$47,244	$28,780	$53,978
07/24	$46,870	$29,315	$52,617
08/24	$47,034	$29,953	$53,309
09/24	$47,709	$30,573	$54,982
10/24	$47,244	$30,348	$54,670
11/24	$51,448	$32,367	$57,837
12/24	$51,506	$31,378	$58,238
01/25	$53,079	$32,368	$59,893
02/25	$49,883	$31,748	$57,021
03/25	$44,795	$29,896	$51,583
04/25	$44,265	$29,696	$52,502
05/25	$48,347	$31,578	$58,178
06/25	$53,617	$33,182	$63,641
07/25	$57,103	$33,913	$66,092
08/25	$59,513	$34,698	$66,755
09/25	$67,379	$35,895	$72,003
10/25	$74,023	$36,664	$76,857
11/25	$71,411	$36,765	$74,826
12/25	$70,766	$36,758	$74,441
01/26	$77,604	$37,328	$74,608
02/26	$78,186	$37,150	$71,570
03/26	$74,840	$35,303	$68,232
04/26	$96,052	$38,905	$82,823
05/26	$106,258	$40,876	$96,714

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	119.78	25.33	27.41
Class A (including sales charges)	107.15	23.86	26.66
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 28,176,414,138
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 148,344,537
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000097548
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class C
Trading Symbol	SCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$301	1.89%

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Seligman Technology and Information Fund Class C (including sales charges) ($104,587)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,762	$10,021	$9,774
07/16	$10,505	$10,418	$10,501
08/16	$10,868	$10,445	$10,728
09/16	$11,137	$10,461	$11,029
10/16	$11,025	$10,235	$10,960
11/16	$11,278	$10,693	$10,962
12/16	$11,342	$10,902	$11,073
01/17	$12,175	$11,107	$11,617
02/17	$12,628	$11,520	$12,132
03/17	$13,003	$11,528	$12,415
04/17	$13,416	$11,650	$12,743
05/17	$14,064	$11,769	$13,315
06/17	$13,389	$11,875	$13,011
07/17	$13,917	$12,099	$13,575
08/17	$14,230	$12,123	$13,868
09/17	$14,683	$12,418	$14,015
10/17	$15,508	$12,689	$15,075
11/17	$15,439	$13,074	$15,259
12/17	$15,089	$13,205	$15,257
01/18	$16,003	$13,901	$16,722
02/18	$16,053	$13,389	$16,796
03/18	$15,871	$13,120	$16,278
04/18	$15,144	$13,170	$16,412
05/18	$16,311	$13,542	$17,491
06/18	$15,902	$13,630	$17,540
07/18	$16,247	$14,083	$17,838
08/18	$16,810	$14,577	$19,154
09/18	$16,422	$14,601	$19,099
10/18	$14,904	$13,526	$17,142
11/18	$15,070	$13,797	$17,088
12/18	$13,812	$12,513	$15,696
01/19	$15,546	$13,587	$17,253
02/19	$16,478	$14,065	$18,072
03/19	$16,873	$14,270	$18,834
04/19	$18,167	$14,840	$20,067
05/19	$15,948	$13,880	$18,386
06/19	$17,319	$14,855	$19,773
07/19	$18,392	$15,075	$20,477
08/19	$17,845	$14,768	$19,973
09/19	$18,207	$15,027	$20,035
10/19	$19,030	$15,351	$20,670
11/19	$20,013	$15,934	$21,643
12/19	$21,101	$16,394	$22,396
01/20	$21,135	$16,376	$23,215
02/20	$19,604	$15,036	$21,651
03/20	$16,908	$12,968	$19,544
04/20	$19,272	$14,685	$22,710
05/20	$20,795	$15,471	$24,473
06/20	$22,188	$15,825	$25,843
07/20	$23,430	$16,723	$27,561
08/20	$24,422	$17,935	$30,327
09/20	$23,551	$17,282	$28,639
10/20	$23,404	$16,909	$27,877
11/20	$27,830	$18,966	$31,166
12/20	$30,220	$19,819	$32,509
01/21	$30,966	$19,731	$32,261
02/21	$33,056	$20,347	$33,351
03/21	$33,772	$21,077	$33,618
04/21	$34,715	$22,163	$35,785
05/21	$35,111	$22,264	$35,390
06/21	$36,928	$22,813	$37,749
07/21	$36,785	$23,199	$38,690
08/21	$37,815	$23,861	$40,132
09/21	$35,761	$22,790	$37,680
10/21	$38,079	$24,331	$40,106
11/21	$39,530	$23,961	$40,583
12/21	$41,673	$24,905	$41,092
01/22	$37,100	$23,439	$37,452
02/22	$36,792	$22,849	$35,525
03/22	$37,279	$23,590	$36,548
04/22	$33,014	$21,473	$31,492
05/22	$33,679	$21,444	$31,007
06/22	$29,366	$19,650	$27,924
07/22	$32,983	$21,494	$31,493
08/22	$30,758	$20,692	$29,686
09/22	$27,178	$18,773	$26,159
10/22	$28,608	$20,312	$27,232
11/22	$31,054	$21,373	$28,923
12/22	$28,437	$20,121	$26,562
01/23	$31,893	$21,507	$29,752
02/23	$31,476	$21,004	$29,407
03/23	$33,028	$21,566	$32,261
04/23	$31,549	$21,796	$32,165
05/23	$34,529	$21,880	$35,414
06/23	$36,938	$23,375	$37,337
07/23	$38,431	$24,212	$39,285
08/23	$37,487	$23,745	$38,775
09/23	$35,620	$22,614	$36,528
10/23	$33,636	$22,015	$35,633
11/23	$38,270	$24,067	$40,261
12/23	$40,712	$25,344	$42,798
01/24	$40,984	$25,625	$44,610
02/24	$42,456	$27,012	$48,197
03/24	$44,125	$27,883	$49,350
04/24	$42,349	$26,656	$46,850
05/24	$45,432	$27,916	$49,938
06/24	$47,176	$28,780	$53,978
07/24	$46,764	$29,315	$52,617
08/24	$46,904	$29,953	$53,309
09/24	$47,546	$30,573	$54,982
10/24	$47,052	$30,348	$54,670
11/24	$51,213	$32,367	$57,837
12/24	$51,240	$31,378	$58,238
01/25	$52,769	$32,368	$59,893
02/25	$49,554	$31,748	$57,021
03/25	$44,476	$29,896	$51,583
04/25	$43,918	$29,696	$52,502
05/25	$47,947	$31,578	$58,178
06/25	$53,137	$33,182	$63,641
07/25	$56,552	$33,913	$66,092
08/25	$58,907	$34,698	$66,755
09/25	$66,653	$35,895	$72,003
10/25	$73,171	$36,664	$76,857
11/25	$70,548	$36,765	$74,826
12/25	$69,872	$36,758	$74,441
01/26	$76,565	$37,328	$74,608
02/26	$77,105	$37,150	$71,570
03/26	$73,751	$35,303	$68,232
04/26	$94,597	$38,905	$82,823
05/26	$104,587	$40,876	$96,714

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	118.13	24.40	26.46
Class C (including sales charges)	117.13	24.40	26.46
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 28,176,414,138
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 148,344,537
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000097554
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional Class
Trading Symbol	CCIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$143	0.89%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Seligman Technology and Information Fund Institutional Class ($115,571)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,771	$10,021	$9,774
07/16	$10,521	$10,418	$10,501
08/16	$10,896	$10,445	$10,728
09/16	$11,174	$10,461	$11,029
10/16	$11,072	$10,235	$10,960
11/16	$11,335	$10,693	$10,962
12/16	$11,406	$10,902	$11,073
01/17	$12,258	$11,107	$11,617
02/17	$12,723	$11,520	$12,132
03/17	$13,112	$11,528	$12,415
04/17	$13,538	$11,650	$12,743
05/17	$14,205	$11,769	$13,315
06/17	$13,534	$11,875	$13,011
07/17	$14,081	$12,099	$13,575
08/17	$14,407	$12,123	$13,868
09/17	$14,880	$12,418	$14,015
10/17	$15,729	$12,689	$15,075
11/17	$15,673	$13,074	$15,259
12/17	$15,329	$13,205	$15,257
01/18	$16,270	$13,901	$16,722
02/18	$16,334	$13,389	$16,796
03/18	$16,161	$13,120	$16,278
04/18	$15,436	$13,170	$16,412
05/18	$16,641	$13,542	$17,491
06/18	$16,237	$13,630	$17,540
07/18	$16,601	$14,083	$17,838
08/18	$17,192	$14,577	$19,154
09/18	$16,810	$14,601	$19,099
10/18	$15,267	$13,526	$17,142
11/18	$15,452	$13,797	$17,088
12/18	$14,174	$12,513	$15,696
01/19	$15,964	$13,587	$17,253
02/19	$16,934	$14,065	$18,072
03/19	$17,358	$14,270	$18,834
04/19	$18,704	$14,840	$20,067
05/19	$16,432	$13,880	$18,386
06/19	$17,860	$14,855	$19,773
07/19	$18,982	$15,075	$20,477
08/19	$18,432	$14,768	$19,973
09/19	$18,823	$15,027	$20,035
10/19	$19,692	$15,351	$20,670
11/19	$20,726	$15,934	$21,643
12/19	$21,872	$16,394	$22,396
01/20	$21,926	$16,376	$23,215
02/20	$20,350	$15,036	$21,651
03/20	$17,568	$12,968	$19,544
04/20	$20,043	$14,685	$22,710
05/20	$21,641	$15,471	$24,473
06/20	$23,112	$15,825	$25,843
07/20	$24,423	$16,723	$27,561
08/20	$25,484	$17,935	$30,327
09/20	$24,592	$17,282	$28,639
10/20	$24,462	$16,909	$27,877
11/20	$29,110	$18,966	$31,166
12/20	$31,639	$19,819	$32,509
01/21	$32,444	$19,731	$32,261
02/21	$34,660	$20,347	$33,351
03/21	$35,441	$21,077	$33,618
04/21	$36,464	$22,163	$35,785
05/21	$36,903	$22,264	$35,390
06/21	$38,850	$22,813	$37,749
07/21	$38,732	$23,199	$38,690
08/21	$39,849	$23,861	$40,132
09/21	$37,719	$22,790	$37,680
10/21	$40,197	$24,331	$40,106
11/21	$41,767	$23,961	$40,583
12/21	$44,063	$24,905	$41,092
01/22	$39,260	$23,439	$37,452
02/22	$38,965	$22,849	$35,525
03/22	$39,519	$23,590	$36,548
04/22	$35,026	$21,473	$31,492
05/22	$35,762	$21,444	$31,007
06/22	$31,208	$19,650	$27,924
07/22	$35,079	$21,494	$31,493
08/22	$32,743	$20,692	$29,686
09/22	$28,950	$18,773	$26,159
10/22	$30,502	$20,312	$27,232
11/22	$33,136	$21,373	$28,923
12/22	$30,374	$20,121	$26,562
01/23	$34,094	$21,507	$29,752
02/23	$33,667	$21,004	$29,407
03/23	$35,365	$21,566	$32,261
04/23	$33,802	$21,796	$32,165
05/23	$37,034	$21,880	$35,414
06/23	$39,647	$23,375	$37,337
07/23	$41,285	$24,212	$39,285
08/23	$40,309	$23,745	$38,775
09/23	$38,325	$22,614	$36,528
10/23	$36,229	$22,015	$35,633
11/23	$41,246	$24,067	$40,261
12/23	$43,918	$25,344	$42,798
01/24	$44,252	$25,625	$44,610
02/24	$45,880	$27,012	$48,197
03/24	$47,717	$27,883	$49,350
04/24	$45,839	$26,656	$46,850
05/24	$49,210	$27,916	$49,938
06/24	$51,141	$28,780	$53,978
07/24	$50,744	$29,315	$52,617
08/24	$50,936	$29,953	$53,309
09/24	$51,676	$30,573	$54,982
10/24	$51,185	$30,348	$54,670
11/24	$55,750	$32,367	$57,837
12/24	$55,824	$31,378	$58,238
01/25	$57,541	$32,368	$59,893
02/25	$54,085	$31,748	$57,021
03/25	$48,581	$29,896	$51,583
04/25	$48,016	$29,696	$52,502
05/25	$52,455	$31,578	$58,178
06/25	$58,184	$33,182	$63,641
07/25	$61,983	$33,913	$66,092
08/25	$64,610	$34,698	$66,755
09/25	$73,167	$35,895	$72,003
10/25	$80,395	$36,664	$76,857
11/25	$77,575	$36,765	$74,826
12/25	$76,892	$36,758	$74,441
01/26	$84,335	$37,328	$74,608
02/26	$84,987	$37,150	$71,570
03/26	$81,367	$35,303	$68,232
04/26	$104,448	$38,905	$82,823
05/26	$115,571	$40,876	$96,714

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	120.33	25.65	27.73
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 28,176,414,138
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 148,344,537
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000097553
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 2 Class
Trading Symbol	SCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$138	0.86%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Seligman Technology and Information Fund Institutional 2 Class ($116,074)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,771	$10,021	$9,774
07/16	$10,524	$10,418	$10,501
08/16	$10,899	$10,445	$10,728
09/16	$11,178	$10,461	$11,029
10/16	$11,078	$10,235	$10,960
11/16	$11,340	$10,693	$10,962
12/16	$11,413	$10,902	$11,073
01/17	$12,266	$11,107	$11,617
02/17	$12,730	$11,520	$12,132
03/17	$13,122	$11,528	$12,415
04/17	$13,548	$11,650	$12,743
05/17	$14,216	$11,769	$13,315
06/17	$13,546	$11,875	$13,011
07/17	$14,092	$12,099	$13,575
08/17	$14,421	$12,123	$13,868
09/17	$14,893	$12,418	$14,015
10/17	$15,745	$12,689	$15,075
11/17	$15,689	$13,074	$15,259
12/17	$15,344	$13,205	$15,257
01/18	$16,288	$13,901	$16,722
02/18	$16,354	$13,389	$16,796
03/18	$16,181	$13,120	$16,278
04/18	$15,455	$13,170	$16,412
05/18	$16,662	$13,542	$17,491
06/18	$16,257	$13,630	$17,540
07/18	$16,624	$14,083	$17,838
08/18	$17,215	$14,577	$19,154
09/18	$16,834	$14,601	$19,099
10/18	$15,290	$13,526	$17,142
11/18	$15,475	$13,797	$17,088
12/18	$14,195	$12,513	$15,696
01/19	$15,990	$13,587	$17,253
02/19	$16,962	$14,065	$18,072
03/19	$17,387	$14,270	$18,834
04/19	$18,735	$14,840	$20,067
05/19	$16,462	$13,880	$18,386
06/19	$17,891	$14,855	$19,773
07/19	$19,017	$15,075	$20,477
08/19	$18,466	$14,768	$19,973
09/19	$18,858	$15,027	$20,035
10/19	$19,731	$15,351	$20,670
11/19	$20,766	$15,934	$21,643
12/19	$21,916	$16,394	$22,396
01/20	$21,973	$16,376	$23,215
02/20	$20,392	$15,036	$21,651
03/20	$17,604	$12,968	$19,544
04/20	$20,086	$14,685	$22,710
05/20	$21,689	$15,471	$24,473
06/20	$23,164	$15,825	$25,843
07/20	$24,478	$16,723	$27,561
08/20	$25,543	$17,935	$30,327
09/20	$24,647	$17,282	$28,639
10/20	$24,517	$16,909	$27,877
11/20	$29,179	$18,966	$31,166
12/20	$31,715	$19,819	$32,509
01/21	$32,523	$19,731	$32,261
02/21	$34,744	$20,347	$33,351
03/21	$35,528	$21,077	$33,618
04/21	$36,555	$22,163	$35,785
05/21	$36,998	$22,264	$35,390
06/21	$38,949	$22,813	$37,749
07/21	$38,831	$23,199	$38,690
08/21	$39,955	$23,861	$40,132
09/21	$37,819	$22,790	$37,680
10/21	$40,304	$24,331	$40,106
11/21	$41,881	$23,961	$40,583
12/21	$44,187	$24,905	$41,092
01/22	$39,370	$23,439	$37,452
02/22	$39,076	$22,849	$35,525
03/22	$39,631	$23,590	$36,548
04/22	$35,126	$21,473	$31,492
05/22	$35,868	$21,444	$31,007
06/22	$31,300	$19,650	$27,924
07/22	$35,182	$21,494	$31,493
08/22	$32,840	$20,692	$29,686
09/22	$29,039	$18,773	$26,159
10/22	$30,597	$20,312	$27,232
11/22	$33,238	$21,373	$28,923
12/22	$30,469	$20,121	$26,562
01/23	$34,201	$21,507	$29,752
02/23	$33,776	$21,004	$29,407
03/23	$35,479	$21,566	$32,261
04/23	$33,910	$21,796	$32,165
05/23	$37,154	$21,880	$35,414
06/23	$39,780	$23,375	$37,337
07/23	$41,423	$24,212	$39,285
08/23	$40,445	$23,745	$38,775
09/23	$38,454	$22,614	$36,528
10/23	$36,352	$22,015	$35,633
11/23	$41,388	$24,067	$40,261
12/23	$44,069	$25,344	$42,798
01/24	$44,407	$25,625	$44,610
02/24	$46,041	$27,012	$48,197
03/24	$47,889	$27,883	$49,350
04/24	$46,004	$26,656	$46,850
05/24	$49,389	$27,916	$49,938
06/24	$51,328	$28,780	$53,978
07/24	$50,933	$29,315	$52,617
08/24	$51,124	$29,953	$53,309
09/24	$51,870	$30,573	$54,982
10/24	$51,378	$30,348	$54,670
11/24	$55,962	$32,367	$57,837
12/24	$56,039	$31,378	$58,238
01/25	$57,761	$32,368	$59,893
02/25	$54,298	$31,748	$57,021
03/25	$48,772	$29,896	$51,583
04/25	$48,206	$29,696	$52,502
05/25	$52,662	$31,578	$58,178
06/25	$58,420	$33,182	$63,641
07/25	$62,236	$33,913	$66,092
08/25	$64,872	$34,698	$66,755
09/25	$73,468	$35,895	$72,003
10/25	$80,728	$36,664	$76,857
11/25	$77,901	$36,765	$74,826
12/25	$77,216	$36,758	$74,441
01/26	$84,691	$37,328	$74,608
02/26	$85,348	$37,150	$71,570
03/26	$81,713	$35,303	$68,232
04/26	$104,900	$38,905	$82,823
05/26	$116,074	$40,876	$96,714

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	120.42	25.69	27.78
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 28,176,414,138
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 148,344,537
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000175682
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 3 Class
Trading Symbol	CCOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$130	0.81%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Seligman Technology and Information Fund Institutional 3 Class ($116,328)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,770	$10,021	$9,774
07/16	$10,518	$10,418	$10,501
08/16	$10,890	$10,445	$10,728
09/16	$11,165	$10,461	$11,029
10/16	$11,062	$10,235	$10,960
11/16	$11,321	$10,693	$10,962
12/16	$11,390	$10,902	$11,073
01/17	$12,237	$11,107	$11,617
02/17	$12,700	$11,520	$12,132
03/17	$13,090	$11,528	$12,415
04/17	$13,517	$11,650	$12,743
05/17	$14,184	$11,769	$13,315
06/17	$13,515	$11,875	$13,011
07/17	$14,061	$12,099	$13,575
08/17	$14,390	$12,123	$13,868
09/17	$14,862	$12,418	$14,015
10/17	$15,711	$12,689	$15,075
11/17	$15,657	$13,074	$15,259
12/17	$15,314	$13,205	$15,257
01/18	$16,257	$13,901	$16,722
02/18	$16,321	$13,389	$16,796
03/18	$16,149	$13,120	$16,278
04/18	$15,426	$13,170	$16,412
05/18	$16,631	$13,542	$17,491
06/18	$16,229	$13,630	$17,540
07/18	$16,595	$14,083	$17,838
08/18	$17,188	$14,577	$19,154
09/18	$16,806	$14,601	$19,099
10/18	$15,266	$13,526	$17,142
11/18	$15,450	$13,797	$17,088
12/18	$14,173	$12,513	$15,696
01/19	$15,966	$13,587	$17,253
02/19	$16,938	$14,065	$18,072
03/19	$17,362	$14,270	$18,834
04/19	$18,711	$14,840	$20,067
05/19	$16,441	$13,880	$18,386
06/19	$17,870	$14,855	$19,773
07/19	$18,995	$15,075	$20,477
08/19	$18,445	$14,768	$19,973
09/19	$18,837	$15,027	$20,035
10/19	$19,709	$15,351	$20,670
11/19	$20,746	$15,934	$21,643
12/19	$21,893	$16,394	$22,396
01/20	$21,950	$16,376	$23,215
02/20	$20,372	$15,036	$21,651
03/20	$17,590	$12,968	$19,544
04/20	$20,069	$14,685	$22,710
05/20	$21,671	$15,471	$24,473
06/20	$23,147	$15,825	$25,843
07/20	$24,460	$16,723	$27,561
08/20	$25,524	$17,935	$30,327
09/20	$24,633	$17,282	$28,639
10/20	$24,505	$16,909	$27,877
11/20	$29,163	$18,966	$31,166
12/20	$31,696	$19,819	$32,509
01/21	$32,507	$19,731	$32,261
02/21	$34,729	$20,347	$33,351
03/21	$35,515	$21,077	$33,618
04/21	$36,542	$22,163	$35,785
05/21	$36,986	$22,264	$35,390
06/21	$38,940	$22,813	$37,749
07/21	$38,824	$23,199	$38,690
08/21	$39,948	$23,861	$40,132
09/21	$37,815	$22,790	$37,680
10/21	$40,301	$24,331	$40,106
11/21	$41,878	$23,961	$40,583
12/21	$44,185	$24,905	$41,092
01/22	$39,370	$23,439	$37,452
02/22	$39,079	$22,849	$35,525
03/22	$39,634	$23,590	$36,548
04/22	$35,131	$21,473	$31,492
05/22	$35,873	$21,444	$31,007
06/22	$31,306	$19,650	$27,924
07/22	$35,191	$21,494	$31,493
08/22	$32,852	$20,692	$29,686
09/22	$29,049	$18,773	$26,159
10/22	$30,607	$20,312	$27,232
11/22	$33,252	$21,373	$28,923
12/22	$30,484	$20,121	$26,562
01/23	$34,220	$21,507	$29,752
02/23	$33,793	$21,004	$29,407
03/23	$35,501	$21,566	$32,261
04/23	$33,932	$21,796	$32,165
05/23	$37,180	$21,880	$35,414
06/23	$39,807	$23,375	$37,337
07/23	$41,454	$24,212	$39,285
08/23	$40,477	$23,745	$38,775
09/23	$38,487	$22,614	$36,528
10/23	$36,384	$22,015	$35,633
11/23	$41,428	$24,067	$40,261
12/23	$44,115	$25,344	$42,798
01/24	$44,455	$25,625	$44,610
02/24	$46,090	$27,012	$48,197
03/24	$47,942	$27,883	$49,350
04/24	$46,056	$26,656	$46,850
05/24	$49,448	$27,916	$49,938
06/24	$51,388	$28,780	$53,978
07/24	$50,995	$29,315	$52,617
08/24	$51,192	$29,953	$53,309
09/24	$51,941	$30,573	$54,982
10/24	$51,449	$30,348	$54,670
11/24	$56,042	$32,367	$57,837
12/24	$56,122	$31,378	$58,238
01/25	$57,851	$32,368	$59,893
02/25	$54,381	$31,748	$57,021
03/25	$48,852	$29,896	$51,583
04/25	$48,285	$29,696	$52,502
05/25	$52,751	$31,578	$58,178
06/25	$58,519	$33,182	$63,641
07/25	$62,342	$33,913	$66,092
08/25	$64,991	$34,698	$66,755
09/25	$73,602	$35,895	$72,003
10/25	$80,880	$36,664	$76,857
11/25	$78,049	$36,765	$74,826
12/25	$77,369	$36,758	$74,441
01/26	$84,863	$37,328	$74,608
02/26	$85,527	$37,150	$71,570
03/26	$81,886	$35,303	$68,232
04/26	$105,127	$38,905	$82,823
05/26	$116,328	$40,876	$96,714

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	120.51	25.76	27.81
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 28,176,414,138
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 148,344,537
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000097550
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class R
Trading Symbol	SCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$222	1.39%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Seligman Technology and Information Fund Class R ($109,950)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,766	$10,021	$9,774
07/16	$10,513	$10,418	$10,501
08/16	$10,882	$10,445	$10,728
09/16	$11,155	$10,461	$11,029
10/16	$11,050	$10,235	$10,960
11/16	$11,307	$10,693	$10,962
12/16	$11,375	$10,902	$11,073
01/17	$12,218	$11,107	$11,617
02/17	$12,676	$11,520	$12,132
03/17	$13,058	$11,528	$12,415
04/17	$13,478	$11,650	$12,743
05/17	$14,136	$11,769	$13,315
06/17	$13,461	$11,875	$13,011
07/17	$14,000	$12,099	$13,575
08/17	$14,318	$12,123	$13,868
09/17	$14,782	$12,418	$14,015
10/17	$15,619	$12,689	$15,075
11/17	$15,558	$13,074	$15,259
12/17	$15,210	$13,205	$15,257
01/18	$16,137	$13,901	$16,722
02/18	$16,193	$13,389	$16,796
03/18	$16,015	$13,120	$16,278
04/18	$15,289	$13,170	$16,412
05/18	$16,477	$13,542	$17,491
06/18	$16,069	$13,630	$17,540
07/18	$16,423	$14,083	$17,838
08/18	$17,001	$14,577	$19,154
09/18	$16,617	$14,601	$19,099
10/18	$15,086	$13,526	$17,142
11/18	$15,261	$13,797	$17,088
12/18	$13,991	$12,513	$15,696
01/19	$15,755	$13,587	$17,253
02/19	$16,704	$14,065	$18,072
03/19	$17,115	$14,270	$18,834
04/19	$18,433	$14,840	$20,067
05/19	$16,189	$13,880	$18,386
06/19	$17,588	$14,855	$19,773
07/19	$18,687	$15,075	$20,477
08/19	$18,136	$14,768	$19,973
09/19	$18,514	$15,027	$20,035
10/19	$19,359	$15,351	$20,670
11/19	$20,367	$15,934	$21,643
12/19	$21,485	$16,394	$22,396
01/20	$21,531	$16,376	$23,215
02/20	$19,972	$15,036	$21,651
03/20	$17,236	$12,968	$19,544
04/20	$19,655	$14,685	$22,710
05/20	$21,213	$15,471	$24,473
06/20	$22,646	$15,825	$25,843
07/20	$23,921	$16,723	$27,561
08/20	$24,950	$17,935	$30,327
09/20	$24,067	$17,282	$28,639
10/20	$23,930	$16,909	$27,877
11/20	$28,465	$18,966	$31,166
12/20	$30,922	$19,819	$32,509
01/21	$31,698	$19,731	$32,261
02/21	$33,848	$20,347	$33,351
03/21	$34,596	$21,077	$33,618
04/21	$35,582	$22,163	$35,785
05/21	$35,999	$22,264	$35,390
06/21	$37,879	$22,813	$37,749
07/21	$37,745	$23,199	$38,690
08/21	$38,820	$23,861	$40,132
09/21	$36,730	$22,790	$37,680
10/21	$39,126	$24,331	$40,106
11/21	$40,637	$23,961	$40,583
12/21	$42,853	$24,905	$41,092
01/22	$38,166	$23,439	$37,452
02/22	$37,865	$22,849	$35,525
03/22	$38,384	$23,590	$36,548
04/22	$34,009	$21,473	$31,492
05/22	$34,708	$21,444	$31,007
06/22	$30,275	$19,650	$27,924
07/22	$34,016	$21,494	$31,493
08/22	$31,737	$20,692	$29,686
09/22	$28,049	$18,773	$26,159
10/22	$29,540	$20,312	$27,232
11/22	$32,077	$21,373	$28,923
12/22	$29,392	$20,121	$26,562
01/23	$32,976	$21,507	$29,752
02/23	$32,555	$21,004	$29,407
03/23	$34,180	$21,566	$32,261
04/23	$32,657	$21,796	$32,165
05/23	$35,761	$21,880	$35,414
06/23	$38,271	$23,375	$37,337
07/23	$39,833	$24,212	$39,285
08/23	$38,877	$23,745	$38,775
09/23	$36,949	$22,614	$36,528
10/23	$34,911	$22,015	$35,633
11/23	$39,731	$24,067	$40,261
12/23	$42,287	$25,344	$42,798
01/24	$42,591	$25,625	$44,610
02/24	$44,139	$27,012	$48,197
03/24	$45,890	$27,883	$49,350
04/24	$44,064	$26,656	$46,850
05/24	$47,283	$27,916	$49,938
06/24	$49,119	$28,780	$53,978
07/24	$48,718	$29,315	$52,617
08/24	$48,881	$29,953	$53,309
09/24	$49,569	$30,573	$54,982
10/24	$49,077	$30,348	$54,670
11/24	$53,435	$32,367	$57,837
12/24	$53,483	$31,378	$58,238
01/25	$55,104	$32,368	$59,893
02/25	$51,776	$31,748	$57,021
03/25	$46,486	$29,896	$51,583
04/25	$45,928	$29,696	$52,502
05/25	$50,151	$31,578	$58,178
06/25	$55,604	$33,182	$63,641
07/25	$59,211	$33,913	$66,092
08/25	$61,693	$34,698	$66,755
09/25	$69,835	$35,895	$72,003
10/25	$76,702	$36,664	$76,857
11/25	$73,985	$36,765	$74,826
12/25	$73,298	$36,758	$74,441
01/26	$80,363	$37,328	$74,608
02/26	$80,950	$37,150	$71,570
03/26	$77,468	$35,303	$68,232
04/26	$99,403	$38,905	$82,823
05/26	$109,950	$40,876	$96,714

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	119.26	25.02	27.09
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 28,176,414,138
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 148,344,537
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000255609
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class S
Trading Symbol	CCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$143	0.89%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Seligman Technology and Information Fund Class S ($113,201)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,770	$10,021	$9,774
07/16	$10,518	$10,418	$10,501
08/16	$10,890	$10,445	$10,728
09/16	$11,165	$10,461	$11,029
10/16	$11,062	$10,235	$10,960
11/16	$11,321	$10,693	$10,962
12/16	$11,390	$10,902	$11,073
01/17	$12,237	$11,107	$11,617
02/17	$12,700	$11,520	$12,132
03/17	$13,086	$11,528	$12,415
04/17	$13,508	$11,650	$12,743
05/17	$14,172	$11,769	$13,315
06/17	$13,498	$11,875	$13,011
07/17	$14,042	$12,099	$13,575
08/17	$14,364	$12,123	$13,868
09/17	$14,832	$12,418	$14,015
10/17	$15,675	$12,689	$15,075
11/17	$15,615	$13,074	$15,259
12/17	$15,270	$13,205	$15,257
01/18	$16,206	$13,901	$16,722
02/18	$16,264	$13,389	$16,796
03/18	$16,090	$13,120	$16,278
04/18	$15,363	$13,170	$16,412
05/18	$16,560	$13,542	$17,491
06/18	$16,154	$13,630	$17,540
07/18	$16,515	$14,083	$17,838
08/18	$17,097	$14,577	$19,154
09/18	$16,713	$14,601	$19,099
10/18	$15,177	$13,526	$17,142
11/18	$15,358	$13,797	$17,088
12/18	$14,084	$12,513	$15,696
01/19	$15,859	$13,587	$17,253
02/19	$16,821	$14,065	$18,072
03/19	$17,236	$14,270	$18,834
04/19	$18,570	$14,840	$20,067
05/19	$16,311	$13,880	$18,386
06/19	$17,724	$14,855	$19,773
07/19	$18,836	$15,075	$20,477
08/19	$18,285	$14,768	$19,973
09/19	$18,669	$15,027	$20,035
10/19	$19,527	$15,351	$20,670
11/19	$20,548	$15,934	$21,643
12/19	$21,679	$16,394	$22,396
01/20	$21,728	$16,376	$23,215
02/20	$20,162	$15,036	$21,651
03/20	$17,402	$12,968	$19,544
04/20	$19,848	$14,685	$22,710
05/20	$21,427	$15,471	$24,473
06/20	$22,879	$15,825	$25,843
07/20	$24,174	$16,723	$27,561
08/20	$25,216	$17,935	$30,327
09/20	$24,328	$17,282	$28,639
10/20	$24,195	$16,909	$27,877
11/20	$28,786	$18,966	$31,166
12/20	$31,281	$19,819	$32,509
01/21	$32,069	$19,731	$32,261
02/21	$34,255	$20,347	$33,351
03/21	$35,019	$21,077	$33,618
04/21	$36,021	$22,163	$35,785
05/21	$36,449	$22,264	$35,390
06/21	$38,362	$22,813	$37,749
07/21	$38,239	$23,199	$38,690
08/21	$39,333	$23,861	$40,132
09/21	$37,223	$22,790	$37,680
10/21	$39,660	$24,331	$40,106
11/21	$41,201	$23,961	$40,583
12/21	$43,458	$24,905	$41,092
01/22	$38,710	$23,439	$37,452
02/22	$38,414	$22,849	$35,525
03/22	$38,951	$23,590	$36,548
04/22	$34,515	$21,473	$31,492
05/22	$35,233	$21,444	$31,007
06/22	$30,740	$19,650	$27,924
07/22	$34,545	$21,494	$31,493
08/22	$32,240	$20,692	$29,686
09/22	$28,499	$18,773	$26,159
10/22	$30,019	$20,312	$27,232
11/22	$32,606	$21,373	$28,923
12/22	$29,884	$20,121	$26,562
01/23	$33,532	$21,507	$29,752
02/23	$33,108	$21,004	$29,407
03/23	$34,771	$21,566	$32,261
04/23	$33,225	$21,796	$32,165
05/23	$36,394	$21,880	$35,414
06/23	$38,957	$23,375	$37,337
07/23	$40,558	$24,212	$39,285
08/23	$39,589	$23,745	$38,775
09/23	$37,633	$22,614	$36,528
10/23	$35,564	$22,015	$35,633
11/23	$40,485	$24,067	$40,261
12/23	$43,099	$25,344	$42,798
01/24	$43,415	$25,625	$44,610
02/24	$45,003	$27,012	$48,197
03/24	$46,800	$27,883	$49,350
04/24	$44,946	$26,656	$46,850
05/24	$48,242	$27,916	$49,938
06/24	$50,123	$28,780	$53,978
07/24	$49,726	$29,315	$52,617
08/24	$49,899	$29,953	$53,309
09/24	$50,616	$30,573	$54,982
10/24	$50,135	$30,348	$54,670
11/24	$54,606	$32,367	$57,837
12/24	$54,679	$31,378	$58,238
01/25	$56,360	$32,368	$59,893
02/25	$52,975	$31,748	$57,021
03/25	$47,584	$29,896	$51,583
04/25	$47,031	$29,696	$52,502
05/25	$51,379	$31,578	$58,178
06/25	$56,991	$33,182	$63,641
07/25	$60,711	$33,913	$66,092
08/25	$63,285	$34,698	$66,755
09/25	$71,666	$35,895	$72,003
10/25	$78,746	$36,664	$76,857
11/25	$75,984	$36,765	$74,826
12/25	$75,316	$36,758	$74,441
01/26	$82,606	$37,328	$74,608
02/26	$83,245	$37,150	$71,570
03/26	$79,696	$35,303	$68,232
04/26	$102,306	$38,905	$82,823
05/26	$113,201	$40,876	$96,714

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	120.34	25.44	27.46
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 28,176,414,138
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 148,344,537
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000176478
Shareholder Report [Line Items]
Fund Name	Multi-Manager Value Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Value Strategies Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, materials, energy and utilities sectors boosted the Fund’s results relative to the benchmark most during the annual period.

Allocations | Overweights to the information technology and energy sectors and an underweight to the real estate sector positively impacted relative performance.

Individual holdings | Positions in Lam Research, a designer and manufacturer of semiconductor processing equipment; Texas Instruments, a designer and manufacturer of semiconductors; and KLA Corporation, a supplier of process control and yield management solutions for the semiconductor and related nano-electronics industries, were among the top contributors to the Fund’s relative performance. A relative underweight to Berkshire Hathaway Class B, a holding company, which engages in the provision of property and casualty insurance and reinsurance, utilities and energy, freight rail transportation, finance, manufacturing, and retailing services also contributed. Not holding Boston Scientific, a developer, manufacturer and marketer of medical devices that are used in interventional medical procedures, also contributed to relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology sector was the primary detractor from the Fund’s relative performance during the period. Selection in the communication services and health care sectors also detracted from the Fund’s relative results during the period.

Allocations | Holding cash and an overweight to the consumer discretionary sector detracted from relative performance.

Individual holdings | Not holding positions in Intel, a designer and manufacturer of computer products and technologies; Advanced Micro Devices, a semiconductor company; or Sandisk, a developer, manufacturer, and provisioner of storage devices and solutions based on NAND flash technology, were among the largest detractors from relative performance. An underweight to Micron Technology, a provider of memory and storage solutions, and an overweight to Abbott Laboratories, a developer, manufacturer, and seller of healthcare products, also detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Manager Value Strategies Fund Institutional Class ($29,649)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,140	$10,023	$10,086
07/16	$10,406	$10,404	$10,379
08/16	$10,466	$10,418	$10,459
09/16	$10,436	$10,427	$10,438
10/16	$10,272	$10,223	$10,276
11/16	$10,877	$10,626	$10,863
12/16	$11,120	$10,826	$11,134
01/17	$11,292	$11,044	$11,214
02/17	$11,719	$11,471	$11,617
03/17	$11,660	$11,478	$11,498
04/17	$11,751	$11,600	$11,477
05/17	$11,815	$11,748	$11,466
06/17	$11,974	$11,830	$11,653
07/17	$12,157	$12,064	$11,808
08/17	$12,130	$12,102	$11,670
09/17	$12,490	$12,359	$12,016
10/17	$12,655	$12,643	$12,103
11/17	$13,087	$13,028	$12,474
12/17	$13,305	$13,174	$12,656
01/18	$13,905	$13,897	$13,145
02/18	$13,276	$13,387	$12,518
03/18	$12,959	$13,083	$12,297
04/18	$12,882	$13,127	$12,338
05/18	$13,045	$13,462	$12,411
06/18	$13,045	$13,549	$12,442
07/18	$13,640	$14,017	$12,934
08/18	$13,832	$14,500	$13,125
09/18	$13,914	$14,555	$13,152
10/18	$13,105	$13,525	$12,471
11/18	$13,452	$13,800	$12,843
12/18	$12,112	$12,543	$11,610
01/19	$13,069	$13,595	$12,513
02/19	$13,491	$14,055	$12,913
03/19	$13,566	$14,300	$12,995
04/19	$14,175	$14,877	$13,456
05/19	$13,256	$13,929	$12,591
06/19	$14,200	$14,907	$13,495
07/19	$14,408	$15,138	$13,607
08/19	$13,972	$14,861	$13,206
09/19	$14,429	$15,119	$13,678
10/19	$14,668	$15,439	$13,869
11/19	$15,168	$16,023	$14,298
12/19	$15,572	$16,485	$14,691
01/20	$15,167	$16,503	$14,375
02/20	$13,757	$15,155	$12,983
03/20	$11,530	$13,152	$10,764
04/20	$12,904	$14,890	$11,974
05/20	$13,398	$15,675	$12,385
06/20	$13,388	$16,022	$12,302
07/20	$14,023	$16,960	$12,789
08/20	$14,703	$18,205	$13,317
09/20	$14,349	$17,540	$12,990
10/20	$14,100	$17,117	$12,820
11/20	$15,962	$19,132	$14,544
12/20	$16,483	$19,941	$15,102
01/21	$16,296	$19,777	$14,963
02/21	$17,251	$20,350	$15,868
03/21	$18,336	$21,120	$16,801
04/21	$19,008	$22,257	$17,473
05/21	$19,448	$22,363	$17,881
06/21	$19,229	$22,923	$17,676
07/21	$19,427	$23,399	$17,818
08/21	$19,792	$24,077	$18,171
09/21	$19,034	$22,971	$17,539
10/21	$20,064	$24,565	$18,429
11/21	$19,499	$24,235	$17,780
12/21	$20,695	$25,217	$18,901
01/22	$20,220	$23,795	$18,461
02/22	$19,876	$23,142	$18,247
03/22	$20,352	$23,923	$18,762
04/22	$19,173	$21,790	$17,704
05/22	$19,685	$21,757	$18,048
06/22	$17,823	$19,935	$16,471
07/22	$18,961	$21,792	$17,563
08/22	$18,434	$20,955	$17,040
09/22	$16,866	$19,016	$15,546
10/22	$18,729	$20,541	$17,140
11/22	$19,883	$21,653	$18,211
12/22	$19,045	$20,394	$17,477
01/23	$20,000	$21,761	$18,382
02/23	$19,323	$21,243	$17,734
03/23	$19,048	$21,915	$17,652
04/23	$19,301	$22,187	$17,918
05/23	$18,595	$22,290	$17,227
06/23	$19,877	$23,795	$18,372
07/23	$20,613	$24,614	$19,018
08/23	$20,117	$24,183	$18,504
09/23	$19,433	$23,046	$17,790
10/23	$18,775	$22,489	$17,162
11/23	$20,159	$24,590	$18,457
12/23	$21,297	$25,804	$19,480
01/24	$21,438	$26,164	$19,500
02/24	$22,304	$27,576	$20,219
03/24	$23,453	$28,461	$21,230
04/24	$22,457	$27,249	$20,323
05/24	$22,955	$28,533	$20,968
06/24	$22,805	$29,477	$20,770
07/24	$23,806	$29,906	$21,832
08/24	$24,421	$30,615	$22,418
09/24	$24,548	$31,269	$22,729
10/24	$24,361	$31,051	$22,479
11/24	$25,682	$33,050	$23,914
12/24	$24,053	$32,129	$22,279
01/25	$25,072	$33,151	$23,310
02/25	$25,226	$32,571	$23,405
03/25	$24,520	$30,686	$22,755
04/25	$23,544	$30,504	$22,061
05/25	$24,427	$32,451	$22,836
06/25	$25,266	$34,094	$23,616
07/25	$25,312	$34,852	$23,752
08/25	$26,183	$35,586	$24,509
09/25	$26,339	$36,819	$24,875
10/25	$26,183	$37,614	$24,985
11/25	$26,838	$37,706	$25,648
12/25	$27,161	$37,708	$25,822
01/26	$28,322	$38,227	$27,001
02/26	$29,232	$38,022	$27,701
03/26	$27,929	$36,131	$26,365
04/26	$29,416	$39,783	$28,515
05/26	$29,649	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	21.38	8.80	11.48
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,619,919,110
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 32,136,474
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,619,919,110
Total number of portfolio holdings	324
Management services fees (represents 0.59% of Fund average net assets)	$32,136,474
Portfolio turnover for the reporting period	37%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	20.0%
Information Technology	16.2%
Industrials	13.4%
Health Care	10.8%
Energy	8.9%
Consumer Discretionary	8.4%
Consumer Staples	7.6%
Communication Services	5.5%
Materials	2.7%
Real Estate	2.1%
Other	1.9%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	2.3%
JPMorgan Chase & Co.	2.1%
Apple, Inc.	1.8%
Micron Technology, Inc.	1.8%
Amazon.com, Inc.	1.8%
ConocoPhillips Co.	1.7%
Abbott Laboratories	1.7%
Union Pacific Corp.	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
American International Group, Inc.	1.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective June 25, 2026, Diamond Hill Capital Management, Inc. ceased serving as a subadviser.

Material Fund Change Adviser [Text Block]	Effective June 25, 2026, Diamond Hill Capital Management, Inc. ceased serving as a subadviser.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature